UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6452

Fidelity Union Street Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2009

Item 1. Reports to Stockholders

Fidelity®
AMT Tax-Free Money
Fund

Semiannual Report

February 28, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2008 to February 28, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period* September 1, 2008 to February 28, 2009
Actual	.37%	$ 1,000.00	$ 1,006.30	$ 1.84**
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,022.96	$ 1.86**

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** If fees to participate in the U.S. Department of Treasury's Temporary Guarantee Program for Money Market Funds paid in October and December, 2008 (see Note 3 of the Notes to Financial Statements) had been in effect during the entire period, the annualized expense ratio for the Fidelity AMT Tax-Free Money Fund would have been .38% and the expenses paid in the actual and hypothetical examples above would have been $1.89 and $1.91, respectively.

Semiannual Report

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 2/28/09	% of fund's investments 8/31/08	% of fund's investments 2/29/08
0 - 30	74.7	81.3	86.6
31 - 90	6.7	6.1	2.5
91 - 180	8.5	3.5	4.3
181 - 397	10.1	9.1	6.6
Weighted Average Maturity
	2/28/09	8/31/08	2/29/08
Fidelity AMT Tax-Free Money Fund	40 Days	43 Days	26 Days
All Tax-Free Money Market Funds Average*	26 Days	31 Days	27 Days
Asset Allocation (% of fund's net assets)
As of February 28, 2009	As of August 31, 2008
Variable Rate Demand Notes (VRDNs) 62.6%	Variable Rate Demand Notes (VRDNs) 71.6%
Commercial Paper (including CP Mode) 13.8%	Commercial Paper (including CP Mode) 10.9%
Tender Bonds 1.0%	Tender Bonds 1.9%
Municipal Notes 13.6%	Municipal Notes 9.5%
Fidelity Tax-Free Cash Central Fund 2.4%	Fidelity Tax-Free Cash Central Fund 2.5%
Other Investments 4.0%	Other Investments 2.3%
Net Other Assets 2.6%	Net Other Assets 1.3%

*Source: iMoneyNet, Inc.

Semiannual Report

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 97.4%
	Principal Amount (000s)	Value (000s)
Alabama - 1.2%
Alabama Pub. School & College Auth. Rev. Participating VRDN:
Series BBT 08 31, 0.62% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	$ 3,925	$ 3,925
Series Floaters 2212, 0.62% (Liquidity Facility Wells Fargo & Co.) (a)(d)(e)	6,240	6,240
Series ROC II R 11310, 0.7% (Liquidity Facility Citibank NA) (a)(d)	9,360	9,360
Daphne-Villa Mercy Spl. Care Facilities Fing. Auth. Rev. (Mercy Med. Hosp. Proj.) 0.61%, LOC Wachovia Bank NA, VRDN (a)	12,200	12,200
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 B, 0.6%, LOC Wachovia Bank NA, VRDN (a)	1,875	1,875
		33,600
Alaska - 1.5%
North Slope Borough Gen. Oblig. Bonds Series 2008 A, 4% 6/30/09	5,010	5,043
Valdez Marine Term. Rev.:
(BP Pipelines, Inc. Proj.):
Series 2003 B, 0.45%, VRDN (a)	7,000	7,000
Series 2003 C, 0.45%, VRDN (a)	4,000	4,000
(ConocoPhillips Proj.):
Series 1994 A, 0.58%, VRDN (a)	21,000	21,000
Series 1994 B, 0.75%, VRDN (a)	4,100	4,100
(Exxon Pipeline Co. Proj.) Series 1993 C, 0.35%, VRDN (a)	1,300	1,300
		42,443
Arizona - 1.2%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 B, 0.65%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	4,900	4,900
Series 2008 C, 0.5%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	2,910	2,910
Series 2008 E, 0.75%, LOC Landesbank Baden-Wuert, VRDN (a)	5,700	5,700
Arizona Health Facilities Auth. Sr. Living Rev. (Royal Oaks Life Care Cmnty. Proj.) Series 2008, 0.57%, LOC Bank of America NA, VRDN (a)	4,150	4,150
Maricopa County Cmnty. College District Bonds (Proj. of 2004) Series 2005 A, 4% 7/1/09	5,000	5,035
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BA 08 1095, 0.62% (Liquidity Facility Bank of America NA) (a)(d)	$ 1,000	$ 1,000
Series BBT 08 09, 0.62% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	7,000	7,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.65%, LOC Bank of America NA, VRDN (a)	3,500	3,500
		34,195
California - 1.2%
California Gen. Oblig.:
Series 2003 A1, 0.35%, LOC WestLB AG, LOC JPMorgan Chase Bank, VRDN (a)	8,000	8,000
Series 2004 B2, 0.55%, LOC Citibank NA, LOC State Street Bank & Trust Co., Boston, VRDN (a)	11,000	11,000
Los Angeles Unified School District Participating VRDN Series BA 08 1069, 0.92% (Liquidity Facility Bank of America NA) (a)(d)	910	910
Orange County Apt. Dev. Rev. (Larkspur Canyon Apts. Proj.) Series 1997 A, 0.47%, LOC Fannie Mae, VRDN (a)	200	200
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN:
Series ROC II R 11251, 0.63% (Liquidity Facility Citibank NA) (a)(d)	2,395	2,395
Series ROC II R 12222, 0.63% (Liquidity Facility Citibank NA) (a)(d)	4,950	4,950
San Joaquin County Trans. Auth. Sales Tax Rev. 0.56% 3/5/09, LOC Citibank NA, CP	6,800	6,800
		34,255
Colorado - 1.2%
Adams County Rev. (Adams Mental Health Foundation Prog.) Series 1997, 1.13%, LOC JPMorgan Chase Bank, VRDN (a)	1,150	1,150
Colorado Health Facilities Auth. Rev.:
Participating VRDN Series Putters 2999, 0.97% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,245	6,245
(Catholic Health Initiatives Proj.):
Series 2000 B, 0.58% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	2,100	2,100
Series 2004 B:
0.45% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	3,500	3,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Facilities Auth. Rev.: - continued
(Catholic Health Initiatives Proj.):
Series 2004 B:
0.66% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	$ 2,600	$ 2,600
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series EGL 07 0040, 1.05% (Liquidity Facility Citibank NA) (a)(d)	3,700	3,700
Colorado Springs Utils. Rev. Series 2000 A, 0.55%, VRDN (a)	5,450	5,450
Platte County River Pwr. Auth. (Adjustable Elec. Rev. Proj.) Series S1, 0.59% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	8,550	8,550
		33,295
Connecticut - 0.4%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 1.6% tender 3/4/09, CP mode	2,500	2,500
Connecticut Health & Edl. Facilities Auth. Rev.:
Participating VRDN Series EGL 7 05 3031, 0.69% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	4,300	4,300
(Greater Hartford YMCA Proj.) Series 2008 B, 0.45%, LOC Bank of America NA, VRDN (a)	2,900	2,900
(Trinity College Proj.) Series L, 0.55%, LOC JPMorgan Chase Bank, VRDN (a)	2,000	2,000
		11,700
District Of Columbia - 1.5%
District of Columbia Gen. Oblig. TRAN 2.5% 9/30/09	5,600	5,646
District of Columbia Rev.:
Bonds (Nat'l. Academy of Sciences Proj.) 0.45% tender 3/10/09, LOC Bank of America NA, CP mode	13,200	13,200
(Ctr. For Strategic & Int'l. Studies Proj.) 0.6%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	6,730	6,730
(The AARP Foundation Proj.) Series 2004, 0.65%, LOC Bank of America NA, VRDN (a)	1,100	1,100
(The Phillips Collection Issue Proj.) Series 2003, 0.65%, LOC Bank of America NA, VRDN (a)	4,100	4,100
(The Washington Ctr. for Internships and Academic Seminars Proj.) Series 2009, 0.68%, LOC Branch Banking & Trust Co., VRDN (a)	4,000	4,000
District of Columbia Univ. Rev. (American Univ. Proj.) Series 2003, 0.65%, LOC Bank of America NA, VRDN (a)	7,400	7,400
		42,176
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - 9.8%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2008 B:
0.55% tender 3/3/09, LOC Bank of America NA, CP mode	$ 6,200	$ 6,200
0.6% tender 4/6/09, LOC Bank of America NA, CP mode	10,000	10,000
Broward County School District TAN Series 2008, 3.5% 9/30/09	10,500	10,603
Escambia County Poll. Cont. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2003, 2.35%, tender 5/15/09 (a)	3,300	3,300
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.66% (Liquidity Facility Wells Fargo & Co.) (a)(d)	3,310	3,310
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Bonds Series 2006 A, 5% 7/1/09	6,000	6,055
Highlands County Health Facilities Auth. Rev.:
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2005 I, 5%, tender 11/16/09 (a)	1,000	1,021
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2003 C, 0.67%, VRDN (a)	5,000	5,000
Hillsborough County Cap. Impt. Prog. Rev. Series A, 1.65% 4/23/09, LOC State Street Bank & Trust Co., Boston, CP	8,766	8,766
Jacksonville Econ. Dev. Commission Rev. (YMCA of Florida's First Coast Proj.) 0.65%, LOC Bank of America NA, VRDN (a)	5,580	5,580
Jacksonville Elec. Auth. Elec. Sys. Rev. Bonds Series F, 0.6% tender 4/2/09 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	15,000	15,000
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Augustine Apts. Proj.) 0.62%, LOC Fannie Mae, VRDN (a)	2,650	2,650
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.) Series 1992:
0.45% tender 3/6/09, CP mode	2,000	2,000
0.5% tender 3/4/09, CP mode	2,000	2,000
Lakeland Elec. & Wtr. Rev. Bonds Series 1996 B, 6.55% 10/1/09	4,000	4,120
Miami-Dade County School District:
Participating VRDN Series 08 1119X, 0.62% (Liquidity Facility Bank of America NA) (a)(d)	6,000	6,000
RAN Series 2009, 1.5% 1/28/10	30,500	30,722
TAN Series 2008, 3% 4/15/09	24,800	24,839
Nassau County Poll. Cont. Rev. (Rayonier Proj.) 0.65%, LOC Bank of America NA, VRDN (a)	4,400	4,400
North Broward Hosp. District Series 2005 A, 0.63%, LOC Wachovia Bank NA, VRDN (a)	2,900	2,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orlando Utils. Commission Util. Sys. Rev. Bonds 5.25% 7/1/09	$ 3,050	$ 3,086
Palm Beach County Rev.:
(Benjamin Private School Proj.) 0.65%, LOC Bank of America NA, VRDN (a)	16,905	16,905
(Hanley Ctr. Proj.) Series 2006, 0.65%, LOC Bank of America NA, VRDN (a)	7,455	7,455
(Morse Oblig. Group Proj.) Series 2003, 0.57%, LOC Commerce Bank NA, VRDN (a)	6,455	6,455
(Saint Andrew's School of Boca Raton, Inc. Proj.) Series 2007, 0.65%, LOC Bank of America NA, VRDN (a)	1,200	1,200
Palm Beach County School District TAN Series 2008, 3.75% 9/23/09	23,300	23,514
Pasco County School Board Ctfs. of Prtn. Series 2008 C, 0.65%, LOC Bank of America NA, VRDN (a)	5,100	5,100
Santa Rosa County Health Facilities Rev. (Baptists Hosp., Inc. Proj.) 0.65%, LOC Bank of America NA, VRDN (a)	12,465	12,465
Sunshine State Govt. Fing. Commission Rev. Series H:
0.45% 3/12/09, CP	7,700	7,700
0.8% 4/2/09, CP	23,290	23,290
Tohopekaliga Wtr. Auth. Util. Sys. Rev. Series 2007, 0.56%, LOC Landesbank Hessen-Thuringen, VRDN (a)	5,350	5,350
Univ. of North Florida Parking Sys. Rev. Series 1998, 0.55%, LOC Wachovia Bank NA, VRDN (a)	5,700	5,700
		272,686
Georgia - 2.8%
Atlanta Tax Allocation (Westside Proj.) Series 2008, 0.58%, LOC Wachovia Bank NA, VRDN (a)	3,400	3,400
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) First Series 2000, 2.1%, tender 7/14/09 (a)	14,000	14,000
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.65%, LOC Freddie Mac, VRDN (a)	5,225	5,225
Fulton County Dev. Auth. (Pace Academy, Inc. Proj.) Series 2008, 0.65%, LOC Bank of America NA, VRDN (a)	4,500	4,500
Fulton County Residential Care Facilities (Lenbrook Proj.) Series 2008 C, 0.62%, LOC Bank of Scotland PLC, VRDN (a)	2,140	2,140
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.):
Series 2008 B, 0.62%, LOC Landesbank Baden-Wuert, VRDN (a)	3,890	3,890
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.): - continued
Series 2008 G, 0.62%, LOC Bayerische Landesbank, VRDN (a)	$ 7,715	$ 7,715
Georgia Gen. Oblig. Bonds:
Series 1994 D, 6.7% 8/1/09	1,000	1,024
Series 1995 C, 7.25% 7/1/09	15,900	16,252
Georgia Muni. Gas Auth. Rev. Bonds (Gas Portfolio III Proj.):
Series D, 3% 12/16/09	1,600	1,612
Series E, 3% 12/16/09	2,400	2,419
Muni. Elec. Auth. of Georgia:
Series 1985 B, 3.5%, LOC Landesbank Hessen-Thuringen, VRDN (a)	5,200	5,200
Series A:
0.55% 3/26/09, LOC Bayerische Landesbank Girozentrale, LOC WestLB AG, CP	3,900	3,900
0.55% 3/26/09, LOC Bayerische Landesbank Girozentrale, LOC WestLB AG, CP	5,630	5,630
0.7% 4/2/09, LOC Bayerische Landesbank Girozentrale, LOC WestLB AG, CP	2,000	2,000
		78,907
Idaho - 2.6%
Idaho Gen. Oblig. TAN 3% 6/30/09	73,000	73,310
Illinois - 5.7%
Chicago Gen. Oblig.:
Bonds Series 2008, 0.7%, tender 10/7/09, LOC Harris NA (a)	2,200	2,200
Participating VRDN Series BBT 08 43, 0.62% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	5,850	5,850
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN:
Series BBT 2007, 0.62% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	4,800	4,800
Series ROC II R 11283, 0.68% (Liquidity Facility Citibank NA) (a)(d)	4,000	4,000
Series ROC II R 11692, 0.68% (Liquidity Facility Citibank NA) (a)(d)	6,945	6,945
Chicago Wastewtr. Transmission Rev. Series 2008 C3, 0.65%, LOC Northern Trust Co., Chicago, VRDN (a)	6,500	6,500
Cook County Gen. Oblig. Participating VRDN Series Putters 1269, 0.97% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,005	2,005
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
DuPage County Rev. (Morton Arboretum Proj.) 0.65%, LOC Bank of America NA, VRDN (a)	$ 10,500	$ 10,500
Illinois Dev. Fin. Auth. Rev. (Lyric Opera of Chicago Proj.) 0.48%, LOC JPMorgan Chase Bank, LOC Harris NA, VRDN (a)	14,800	14,800
Illinois Fin. Auth. Rev.:
Participating VRDN Series BBT 08 33, 0.62% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	10,275	10,275
(Alexian Brothers Health Sys. Proj.) Series 2004, 0.6%, LOC JPMorgan Chase Bank, VRDN (a)	3,700	3,700
(Chicago Symphony Orchestra Proj.) Series 2008, 0.3%, LOC RBS Citizens NA, VRDN (a)	8,000	8,000
(Children's Memorial Hosp. Proj.) Series 2008 C, 0.5%, LOC JPMorgan Chase Bank, VRDN (a)	21,500	21,500
(Clare Oaks Proj.) Series C, 0.57%, LOC Banco Santander SA, VRDN (a)	11,300	11,300
(Edward Hosp. Obligated Group Proj.) Series 2008 B2, 0.55%, LOC JPMorgan Chase Bank, VRDN (a)	1,000	1,000
(Northwest Cmnty. Hosp. Proj.) Series 2008 B, 0.45%, LOC Wells Fargo Bank NA, VRDN (a)	1,200	1,200
(Saint Xavier Univ. Proj.) Series 2008, 0.65%, LOC Bank of America NA, VRDN (a)	5,000	5,000
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 A2, 0.53%, LOC Wells Fargo Bank NA, VRDN (a)	4,175	4,175
Illinois Gen. Oblig.:
Bonds:
(Illinois FIRST Proj.):
Series 2000, 5.5% 12/1/09	3,270	3,375
Series 2002, 5.25% 4/1/09	1,355	1,360
Series A, 5% 10/1/09	2,165	2,201
Participating VRDN Series Putters 660, 0.97% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,495	1,495
Illinois Health Facilities Auth. Rev.:
Bonds (Evanston Northwestern Health Care Corp. Proj.):
Series 1992, 1.5% tender 3/19/09, CP mode	3,300	3,300
Series 1995, 1.5% tender 3/26/09, CP mode	1,700	1,700
1.5% tender 4/9/09, CP mode	1,300	1,300
(Northwestern Memorial Hosp. Proj.) 0.61% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	3,000	3,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Reg'l. Trans. Auth. Participating VRDN Series GS 06 40TP, 0.62% (Liquidity Facility Wells Fargo & Co.) (a)(d)	$ 9,475	$ 9,475
Lisle Village Multi-family Hsg. Rev. (Four Lakes Phase V-Lisle) Series 1996, 0.65%, LOC Fannie Mae, VRDN (a)	7,180	7,180
		158,136
Indiana - 3.2%
Hammond Poll. Cont. Rev. (Amoco Oil Co. Proj.) Series 1994, 0.7% (BP PLC Guaranteed), VRDN (a)	5,750	5,750
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 0.63%, LOC JPMorgan Chase Bank, VRDN (a)	5,200	5,200
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 F, 0.4%, LOC Bank of New York, New York, VRDN (a)	5,000	5,000
Series 2008 G, 0.4%, LOC Bank of New York, New York, VRDN (a)	4,000	4,000
Series 2008 J, 0.4%, LOC Wells Fargo Bank NA, VRDN (a)	1,425	1,425
Indiana Fin. Auth. Hosp. Rev.:
(Clarian Health Partners, Inc. Obligated Group Proj.) Series 2008 D, 0.55%, LOC Northern Trust Co., Chicago, VRDN (a)	7,500	7,500
(Cmnty. Foundation of Northwest Indiana Proj.) Series 2008, 0.57%, LOC Harris NA, VRDN (a)	6,800	6,800
Indiana Fin. Auth. Rev. (DePauw Univ. Proj.) Series 2008 B, 0.62%, LOC Harris NA, VRDN (a)	21,000	21,000
Indiana Health & Edl. Facilities Fing. Auth. Rev. (Clarion Health Obligated Group Proj.) Series 2005 D, 0.55%, LOC Branch Banking & Trust Co., VRDN (a)	10,945	10,945
Indiana Univ. Student Fee Revs. Participating VRDN Series 2494, 0.6% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,115	1,115
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.55%, LOC Royal Bank of Scotland PLC, VRDN (a)	8,400	8,400
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2001, 0.65%, LOC Bank of America NA, VRDN (a)	5,540	5,540
Mount Vernon Poll. Cont. and Solid Waste Disp. Rev. (Gen. Elec. Co. Proj.) 0.45%, VRDN (a)	7,000	7,000
		89,675
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Iowa - 0.6%
Iowa Fin. Auth. Health Facilities Rev. (Iowa Health Sys. Proj.) Series 2008 A2, 0.65% (Assured Guaranty Corp. Insured), VRDN (a)	$ 3,200	$ 3,200
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.82%, VRDN (a)	15,000	15,000
		18,200
Kansas - 0.8%
Kansas Dept. of Trans. Hwy. Rev. Series 2000 C1, 0.5% (Liquidity Facility Kansas Pooled Money Invt. Board), VRDN (a)	2,000	2,000
Wichita Gen. Oblig. BAN Series 230, 0.8% 11/19/09	14,220	14,221
Wyandotte County/Kansas City Unified Govt. Gen. Oblig. BAN Series III, 2.34% 4/1/09	7,285	7,285
		23,506
Kentucky - 0.3%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series 2009 B3, 0.52%, LOC Branch Banking & Trust Co., VRDN (a)	7,655	7,655
Louisiana - 0.8%
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2005 D, 0.55%, LOC JPMorgan Chase Bank, VRDN (a)	6,000	6,000
Louisiana Pub. Facilities Auth. Rev.:
(Christus Health Proj.):
Series 2008 D1, 0.55%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	2,010	2,010
Series 2008 D2, 0.64%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	6,250	6,250
(CommCare Corp. Proj.) Series 2008 A, 0.67%, LOC JPMorgan Chase Bank, VRDN (a)	8,600	8,600
		22,860
Maine - 0.3%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 B, 0.65%, LOC KBC Bank NV, VRDN (a)	2,400	2,400
Maine Health Student Finl. Auth. Participating VRDN Series Solar 06 122, 0.57% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	7,045	7,045
		9,445
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - 2.6%
Baltimore County Econ. Dev. Rev.:
(Blue Circle, Inc. Proj.) Series 1992, 0.63%, LOC BNP Paribas SA, VRDN (a)	$ 6,100	$ 6,100
(The Bais Yaakov School for Girls Proj.) Series 2003, 0.65%, LOC Bank of America NA, VRDN (a)	1,065	1,065
Carroll County Rev. (Fairhaven and Copper Ridge Proj.) Series 2004 A, 0.57%, LOC Branch Banking & Trust Co., VRDN (a)	8,435	8,435
Maryland Gen. Oblig. Bonds (State & Local Facilities Ln. Prog.) First Series 2000, 5.5% 8/1/09	2,500	2,551
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Adventist Healthcare Proj.) Series 2005 A, 0.57%, LOC Bank of America NA, VRDN (a)	19,900	19,900
(Howard County Gen. Hosp. Proj.) Series 2008, 0.55%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	9,250	9,250
(Mercy Med. Ctr. Proj.) Series 2007 D, 0.58%, LOC Wachovia Bank NA, VRDN (a)	3,100	3,100
(Univ. of Maryland Med. Sys. Proj.) Series 2008 B, 0.65%, LOC Bank of America NA, VRDN (a)	18,250	18,250
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.65%, LOC Bank of America NA, VRDN (a)	2,330	2,330
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Bonds Series 2003 A, 5% 4/1/09	1,625	1,630
		72,611
Massachusetts - 0.3%
Massachusetts Health & Edl. Facilities Auth. Rev. (Baystate Med. Ctr. Proj.) Series 2005 G, 0.57%, LOC Bank of America NA, VRDN (a)	2,640	2,640
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 A, 1.2% tender 3/4/09, CP mode	1,000	1,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series BA 08 1082, 0.92% (Liquidity Facility Bank of America NA) (a)(d)	5,000	5,000
		8,640
Michigan - 1.8%
Grand Rapids San. Swr. Sys. Rev. Participating VRDN Series ROC II R 12147, 0.75% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	6,500	6,500
Holt Pub. Schools 0.53% (Michigan Gen. Oblig. Guaranteed), VRDN (a)	12,320	12,320
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 B1, 0.62%, LOC RBS Citizens NA, VRDN (a)	$ 9,900	$ 9,900
Michigan Bldg. Auth. Rev. Series 5:
0.75% 4/2/09, LOC Bank of New York, New York, LOC State Street Bank & Trust Co., Boston, CP	2,925	2,925
0.75% 4/2/09, LOC Bank of New York, New York, LOC State Street Bank & Trust Co., Boston, CP	5,990	5,990
Michigan Hosp. Fin. Auth. Rev.:
Participating VRDN Series ROC II R 11676, 0.69% (Liquidity Facility Citibank NA) (a)(d)	3,930	3,930
(McLaren Health Care Corp. Proj.):
Series 2008 B2, 0.57%, LOC JPMorgan Chase Bank, VRDN (a)	1,000	1,000
Series 2008 B3, 0.57%, LOC JPMorgan Chase Bank, VRDN (a)	1,000	1,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Van Andel Research Institute Proj.) Series 2008, 0.7%, LOC Bank of America NA, VRDN (a)	1,100	1,100
Waterford Econ. Dev. Corp. Ltd. Oblig. Rev. (Canterbury Health Care, Inc. Proj.) 0.72%, LOC KBC Bank NV, VRDN (a)	4,300	4,300
		48,965
Minnesota - 0.7%
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.) Series 2008 D, 0.57%, LOC Wells Fargo Bank NA, VRDN (a)	2,500	2,500
Oak Park Heights Multi-Fam Rev. 0.62%, LOC Freddie Mac, VRDN (a)	3,350	3,350
Saint Cloud Health Care Rev. (CentraCare Health Sys. Proj.) Series 2008 C, 0.6% (Assured Guaranty Corp. Insured), VRDN (a)	10,465	10,465
St. Louis Park Gen. Oblig. Series 2008 A, 0.53%, LOC Wells Fargo Bank NA, VRDN (a)	3,645	3,645
		19,960
Mississippi - 1.3%
Jackson County Port Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1993, 0.55%, VRDN (a)	4,730	4,730
Mississippi Bus. Fin. Corp.:
(Chevron USA, Inc. Proj.) Series 2007 D, 0.57% (Chevron Corp. Guaranteed), VRDN (a)	15,000	15,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Mississippi - continued
Mississippi Bus. Fin. Corp.: - continued
(Chevron USA, Inc. Proj.) Series 2007 A, 0.55% (Chevron Corp. Guaranteed), VRDN (a)	$ 5,600	$ 5,600
Mississippi Bus. Fin. Corp. Rev. (Jackson Med. Mall Foundation Prog.) Series 2008 A, 0.63%, LOC JPMorgan Chase Bank, VRDN (a)	5,200	5,200
Mississippi Dev. Bank Spl. Oblig. Bonds Series Solar 06 0153, 0.59%, tender 3/6/09 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	6,185	6,185
		36,715
Missouri - 3.4%
Kansas City Indl. Dev. Auth. Student Hsg. Facilities Rev. (Oak Street West Proj.) Series 2006, 0.58%, LOC Bank of America NA, VRDN (a)	21,315	21,315
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(DeSmet Jesuit High School Proj.) Series 2002, 0.55%, LOC U.S. Bank NA, Minnesota, VRDN (a)	2,200	2,200
(Saint Louis Univ. Proj.) Series 1999 B, 0.65% (Liquidity Facility Bank of America NA), VRDN (a)	36,285	36,285
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.:
Bonds (Cox Health Sys. Proj.) Series B, 0.65% tender 3/9/09, LOC Bank of Nova Scotia, New York Agcy., CP mode	8,000	8,000
(SSM Health Care Sys. Proj.) Series 2005 A1, 0.58%, LOC Bank of America NA, VRDN (a)	15,500	15,500
Missouri Health & Edl. Facilities Auth. Rev. Bonds (Ascension Health Proj.) Series 2003 C3, 1.75%, tender 3/3/09 (a)	3,800	3,800
Missouri Highways & Trans. Commission State Road Rev. Series 2005 B, 0.5%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	6,685	6,685
		93,785
Nevada - 0.8%
Clark County Fuel Tax Series 2008 A:
0.4% 5/7/09, LOC California Teachers Retirement Sys., LOC State Street Bank & Trust Co., Boston, CP	7,500	7,491
0.7% 3/3/09, LOC California Teachers Retirement Sys., LOC State Street Bank & Trust Co., Boston, CP	3,000	3,000
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2006 B, 0.6% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	11,500	11,500
		21,991
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Jersey - 0.9%
New Jersey Gen. Oblig. TRAN Series 2009 A, 3% 6/25/09	$ 25,000	$ 25,108
New Mexico - 0.1%
New Mexico Fin. Auth. Trans. Rev. Series 2008 B1, 0.53%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	2,600	2,600
New York - 7.2%
Liberty Dev. Corp. Rev. (377 Greenwich LLC Proj.) 0.55%, LOC Wells Fargo Bank NA, VRDN (a)	4,915	4,915
Long Island Pwr. Auth. Elec. Sys. Rev. Subseries 3B, 0.48%, LOC WestLB AG, VRDN (a)	15,100	15,100
Nassau County Interim Fin. Auth. Series 2008 A, 0.4% (Liquidity Facility BNP Paribas SA), VRDN (a)	15,000	15,000
New York City Gen. Oblig.:
Series 1993 A4, 0.52%, LOC Landesbank Baden-Wuert, VRDN (a)	1,000	1,000
Series 1994 A5:
0.48%, LOC KBC Bank NV, VRDN (a)	1,400	1,400
0.48%, LOC KBC Bank NV, VRDN (a)	1,500	1,500
Series 1995 B8, 0.51%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	6,270	6,270
Series 2004 H3, 0.4%, LOC Bank of New York, New York, VRDN (a)	3,480	3,480
Series 2004 H8, 0.6%, LOC WestLB AG, VRDN (a)	5,400	5,400
Series 2008 J5, 1.5% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	10,305	10,305
Series 2008 J6, 0.52%, LOC Landesbank Hessen-Thuringen, VRDN (a)	8,900	8,900
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN Series Putters 2540, 0.58% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,455	1,455
Series 2000 C, 0.9% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	3,600	3,600
Series 2005 AA2, 1.25% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	5,000	5,000
Series 2006 AA1, 0.4% (Liquidity Facility California Teachers Retirement Sys.) (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	5,020	5,020
New York City Transitional Fin. Auth. Rev.:
Series 2003 1E, 0.6% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	16,305	16,305
Series 2003 C2, 0.55% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	2,200	2,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Rev.:
(10 Barclay Street Hsg. Proj.) Series 2004 A, 0.48%, LOC Fannie Mae, VRDN (a)	$ 3,700	$ 3,700
(88 Leonard Street Proj.) Series 2005 A, 0.6%, LOC Landesbank Hessen-Thuringen, VRDN (a)	6,700	6,700
New York Local Govt. Assistance Corp. Series 2008 B3V, 0.48% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	71,000	71,000
New York Metropolitan Trans. Auth. Rev. Series 2005 D1, 0.55%, LOC Landesbank Hessen-Thuringen, VRDN (a)	8,000	8,000
Triborough Bridge & Tunnel Auth. Revs. Series 2002 F, 0.48% (Liquidity Facility ABN-AMRO Bank NV), VRDN (a)	4,800	4,800
		201,050
North Carolina - 4.7%
Charlotte Gen. Oblig. Series 2007, 0.65% (Liquidity Facility KBC Bank NV), VRDN (a)	32,550	32,550
Charlotte Wtr. & Swr. Sys. Rev. Series 2006 B, 0.58% (Liquidity Facility Wachovia Bank NA), VRDN (a)	11,100	11,100
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 0.65% (Liquidity Facility Bank of America NA), VRDN (a)	2,650	2,650
Mecklenburg County Ctfs. of Prtn. Series 2001, 0.66% (Liquidity Facility Bank of America NA), VRDN (a)	2,600	2,600
North Carolina Cap. Facilities Fin. Agcy. Rev. (Elon Univ. Proj.) Series 2006, 0.65%, LOC Bank of America NA, VRDN (a)	3,900	3,900
North Carolina Cap. Facilities Fin. Agcy. Student Rev. (Wolfpack Club Student Hsg. Fund LLC Proj.) Series A, 0.59%, LOC Wachovia Bank NA, VRDN (a)	1,600	1,600
North Carolina Cap. Impt. Ltd. Participating VRDN Series BBT 08 52, 0.62% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	5,845	5,845
North Carolina Edl. Facilities Fin. Agcy. Rev. (Queens College Proj.) Series 1999 B, 0.61%, LOC Bank of America NA, VRDN (a)	1,800	1,800
North Carolina Gen. Oblig. Series 2002 E, 0.55% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	9,050	9,050
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Cape Fear Valley Health Sys. Proj.) Series 2008 A2, 0.62%, LOC Branch Banking & Trust Co., VRDN (a)	3,000	3,000
(Deerfield Episcopal Retirement Cmnty. Proj.) Series 2008 B, 0.68%, LOC Branch Banking & Trust Co., VRDN (a)	5,000	5,000
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2003 B, 0.7%, LOC Bank of America NA, VRDN (a)	10,900	10,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series EGL 07 0010, 0.72% (Liquidity Facility Citibank NA) (a)(d)	$ 9,900	$ 9,900
Sampson County Gen. Oblig. Ctfs. of Prtn. Bonds Series Solar 06 0160, 0.59%, tender 3/6/09 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	2,500	2,500
Wake County Gen. Oblig.:
BAN Series 2008, 3.5% 10/15/09	13,200	13,346
Series 2003 B:
0.52% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)	6,650	6,650
0.52% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)	1,200	1,200
Series 2007 A, 0.6% (Liquidity Facility Bank of America NA), VRDN (a)	1,000	1,000
Series 2007 B, 0.6% (Liquidity Facility Bank of America NA), VRDN (a)	5,400	5,400
		129,991
Ohio - 3.6%
Butler County Health Facilities Rev. (LifeSphere Proj.) Series 2002, 0.58%, LOC U.S. Bank NA, Minnesota, VRDN (a)	1,950	1,950
Columbus Gen. Oblig. Participating VRDN Series Putters 2365, 0.6% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,360	4,360
Delaware Gen. Oblig. BAN 2.5% 5/5/09	5,345	5,352
Dublin City School District BAN 2% 5/28/09	2,700	2,706
Erie County Multi-family Hsg. Rev. (Providence Residential Cmnty. Corp. Proj.) Series 1999 A, 0.74%, LOC JPMorgan Chase Bank, VRDN (a)	7,420	7,420
Franklin County Hosp. Rev. (Trinity Health Sys. Proj.) Series 1995, 0.5%, VRDN (a)	2,700	2,700
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 B, 0.58%, LOC JPMorgan Chase Bank, VRDN (a)	28,750	28,750
Miamisburg City School District BAN Series 2008, 3.5% 7/28/09	1,500	1,504
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.8%, VRDN (a)	2,000	2,000
Ohio Higher Edl. Facility Commission Hosp. Rev. Series 2008 B, 2.2% 3/5/09, CP	13,650	13,650
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.):
Series 2008 B1, 0.4%, VRDN (a)	7,410	7,410
Series 2008 B3, 0.4%, VRDN (a)	18,600	18,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.: - continued
(Ohio Northern Univ. Proj.) Series 2008 A, 0.65%, LOC JPMorgan Chase Bank, VRDN (a)	$ 2,820	$ 2,820
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Generation Corp. Proj.) Series 2008 A, 0.5%, LOC Barclays Bank PLC, VRDN (a)	1,850	1,850
		101,072
Oregon - 1.0%
Clackamas County Hosp. Facility Auth. Bonds (Providence Health Sys. Proj.) Series F, 0.5% tender 4/6/09, CP mode	10,000	10,000
Metro Oregon Natural Areas Gen. Oblig. Bonds Series 2007, 5% 6/1/09	3,000	3,021
Oregon Facilities Auth. Rev. (PeaceHealth Proj.) Series 2008 C, 0.43%, LOC Wells Fargo Bank NA, VRDN (a)	10,000	10,000
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.5%, LOC U.S. Bank NA, Minnesota, VRDN (a)	5,000	5,000
		28,021
Pennsylvania - 2.7%
Allegheny County Indl. Dev. Auth. Rev. (UPMC Children's Hosp. Proj.) Series 2004 A, 0.53%, VRDN (a)	11,800	11,800
Berks County Muni. Auth. Rev. (Phoebe-Devitt Homes Obligated Group Proj.) Series 2008 A, 0.57%, LOC Banco Santander SA, VRDN (a)	2,600	2,600
Chester County Indl. Dev. Auth. Student Hsg. Rev. (Univ. Student Hsg., LLC at West Chester Univ. of Pennsylvania Proj.) Series 2008 A, 0.65%, LOC Citizens Bank of Pennsylvania, VRDN (a)	4,000	4,000
Delaware County Auth. Rev. (White Horse Village Proj.) Series 2006 B, 0.55%, LOC Citizens Bank of Pennsylvania, VRDN (a)	1,900	1,900
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 1985, 0.45%, VRDN (a)	4,200	4,200
Delaware County Indl. Dev. Auth. Rev. (Academy of Notre Dame de Namur Proj.) Series 2007, 0.71%, LOC Citizens Bank of Pennsylvania, VRDN (a)	300	300
Doylestown Hosp. Auth. Hosp. Rev. Series 2008 B, 0.6%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,700	3,700
Luzerne County Indl. Dev. Auth. Rev. (United Methodist Homes Proj.) Series 2003, 0.62%, LOC Bank of New York, New York, VRDN (a)	4,300	4,300
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Peco Energy Co. Proj.) Series 1994 A, 0.7% tender 3/3/09, LOC BNP Paribas SA, CP mode	13,100	13,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 2004 E1, 0.6%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	$ 1,910	$ 1,910
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Mercyhurst College Proj.) Series 12, 0.6%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,045	1,045
(St. Joseph's Univ. Proj.) Series 2008 B, 0.55%, LOC Citizens Bank of Pennsylvania, VRDN (a)	10,500	10,500
Pennsylvania Tpk. Commission Tpk. Rev. Series 2008 B5, 0.6%, LOC Bank of America NA, VRDN (a)	2,500	2,500
Philadelphia Auth. for Indl. Dev. Rev. (Philadelphia Museum of Art Proj.) 0.61%, LOC Citizens Bank of Pennsylvania, VRDN (a)	8,140	8,140
Philadelphia School District Series 2008 A3, 0.65%, LOC Bank of America NA, VRDN (a)	3,100	3,100
Scranton-Lackawanna Health & Welfare Auth. Rev. Series 2002, 0.6%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,315	3,315
		76,410
Rhode Island - 1.2%
Narragansett Bay Commission Wastewtr. Sys. Rev. Series 2008 A, 0.5%, LOC RBS Citizens NA, VRDN (a)	13,425	13,425
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. (Brown Univ. Proj.) Series 2005 A, 0.45%, VRDN (a)	5,600	5,600
Rhode Island Health & Edl. Bldg. Corp. Hosp. Fing. Rev. (Care New England Health Sys. Proj.):
Series 2008 A, 0.65%, LOC JPMorgan Chase Bank, VRDN (a)	5,910	5,910
Series 2008 B, 0.65%, LOC JPMorgan Chase Bank, VRDN (a)	7,955	7,955
		32,890
South Carolina - 2.5%
Charleston Wtrwks. & Swr. Rev. Series 2006 B, 0.65% (Liquidity Facility Wachovia Bank NA), VRDN (a)	1,525	1,525
Greenville County School District Bonds Series A, 2.5% 6/1/09	24,020	24,069
Greenville Hosp. Sys. Facilities Rev. Series 2008 E, 0.58%, LOC Wachovia Bank NA, VRDN (a)	6,100	6,100
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 1.56%, VRDN (a)	3,700	3,700
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Claflin Univ. Proj.) 0.65%, LOC Bank of America NA, VRDN (a)	8,031	8,031
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Carolina Piedmont Foundation Proj.) 0.7%, LOC Bank of America NA, VRDN (a)	$ 3,700	$ 3,700
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series ROC II R 11426, 1.01% (Liquidity Facility Citibank NA) (a)(d)	3,900	3,900
South Carolina Trans. Infrastructure Bank Rev. Series 2003 B1, 0.65%, LOC Bank of America NA, VRDN (a)	2,000	2,000
Spartanburg County School District #1 Bonds Series Solar 06 152, 0.57%, tender 3/6/09 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	10,605	10,605
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 1.15% tender 5/1/09, CP mode	5,000	5,000
		68,630
Tennessee - 0.9%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 1994, 0.65%, LOC Bank of America NA, VRDN (a)	8,325	8,325
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 A, 0.62%, LOC Landesbank Baden-Wuert, VRDN (a)	4,300	4,300
Memphis Gen. Oblig. 0.4% 3/11/09 (Liquidity Facility WestLB AG), CP	3,000	3,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 0.65%, LOC Bank of America NA, VRDN (a)	8,910	8,910
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Methodist Le Bonheur Healthcare Proj.) Series 2008 A, 0.5% (Assured Guaranty Corp. Insured), VRDN (a)	1,000	1,000
		25,535
Texas - 15.0%
Austin Gen. Oblig. Bonds 5% 9/1/09	4,905	4,988
Austin Independent School District Bonds Series 1998, 5% 8/1/09 (Permanent School Fund of Texas Guaranteed)	2,805	2,838
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Series 2008 A, 0.65% 3/5/09, CP	25,000	25,000
Comal Independent School District Participating VRDN Series Solar 06 36, 0.57% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	13,230	13,230
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series Putters 1434, 0.6% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	5,620	5,620
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Edinburg Consolidated Independent School District Participating VRDN Series SGA 106, 0.65% (Liquidity Facility Societe Generale) (a)(d)	$ 8,600	$ 8,600
Fort Bend Independent School District Participating VRDN Series PZ 124, 0.66% (Liquidity Facility Wells Fargo & Co.) (a)(d)	10,140	10,140
Galena Park Independent School District Participating VRDN Series SG 154, 0.64% (Liquidity Facility Societe Generale) (a)(d)	9,900	9,900
Grand Prairie Independent School District Participating VRDN Series ROC II R 11161, 0.68% (Liquidity Facility Citibank NA) (a)(d)	4,185	4,185
Harris County Flood Cont. District Bonds Series 2008 C, 3% 10/1/09	2,905	2,932
Harris County Gen. Oblig. Participating VRDN:
Series Putters 1111Z, 0.72% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,845	3,845
Series Putters 1172Z, 0.8% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,495	3,495
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Baylor College of Medicine Proj.) Series 2008 B, 0.65%, LOC Northern Trust Co., Chicago, VRDN (a)	5,000	5,000
Houston Gen. Oblig.:
Series E1, 0.45% 6/2/09 (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), CP	14,600	14,600
Series E2, 0.65% 3/4/09 (Liquidity Facility Landesbank Baden-Wuert), CP	6,800	6,800
Houston Util. Sys. Rev.:
Participating VRDN Series Putters 2493, 0.97% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,235	1,235
Series 2004 A:
1.6% 3/2/09 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	4,100	4,100
1.6% 3/2/09 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	5,150	5,150
Series 2008 A1, 0.65%, LOC Bank of America NA, VRDN (a)	20,000	20,000
Judson Independent School District Participating VRDN Series MS 06 1859, 0.62% (Liquidity Facility Wells Fargo & Co.) (a)(d)(e)	3,940	3,940
Lovejoy Independent School District Participating VRDN Series DB 514, 0.62% (Liquidity Facility Deutsche Bank AG) (a)(d)	6,170	6,170
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Mansfield Independent School District Participating VRDN Series PT 4627, 0.67% (Liquidity Facility Deutsche Postbank AG) (a)(d)	$ 10,830	$ 10,830
North East Texas Independent School District Participating VRDN Series Putters 2355, 0.67% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,460	4,460
Plano Gen. Oblig. Participating VRDN Series MS 06 1862, 0.62% (Liquidity Facility Wells Fargo & Co.) (a)(d)(e)	2,920	2,920
Princeton Independent School District Participating VRDN Series SGB 02 41A, 0.73% (Liquidity Facility Societe Generale) (a)(d)	3,500	3,500
San Antonio Elec. & Gas Sys. Rev.:
Series 2003, 0.6% (Liquidity Facility Bank of America NA), VRDN (a)	8,500	8,500
Series A:
0.6% 3/13/09, CP	2,200	2,200
0.65% 3/13/09, CP	10,000	10,000
0.7% 3/13/09, CP	16,200	16,200
San Antonio Wtr. Sys. Rev. Series 2001 A, 0.7% 3/3/09, CP	1,418	1,418
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott and White Memorial Hosp. and Scott, Sherwood and Brindley Foundation Proj.) Series 2008 3, 0.48%, LOC Compass Bank, VRDN (a)	9,225	9,225
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Health Resources Proj.) Series 2008 A, 0.4%, VRDN (a)	2,430	2,430
Texas A&M Univ. Rev. Series 1993 B, 1.1% 4/6/09, CP	2,500	2,500
Texas Dept. of Trans. Ctfs. of Prtn. Series 2005 A, 0.65% 4/3/09, LOC Bank of America NA, LOC State Street Bank & Trust Co., Boston, CP	15,000	15,000
Texas Gen. Oblig. TRAN Series 2008, 3% 8/28/09	133,300	134,198
Texas Pub. Fin. Auth. Series 2002 A, 0.7% 3/5/09 (Liquidity Facility Texas Gen. Oblig.), CP	8,200	8,200
Texas Pub. Fin. Auth. Rev. Series 2008, 0.8% 3/11/09, CP	4,200	4,200
Texas Wtr. Dev. Board Rev. Participating VRDN Series SGA 00 104, 0.68% (Liquidity Facility Societe Generale) (a)(d)	10,470	10,470
Univ. of Texas Permanent Univ. Fund Rev.:
Bonds Series 2002 A, 5% 7/1/09	6,110	6,177
Participating VRDN Series ROC II R 11266, 0.68% (Liquidity Facility Citibank NA) (a)(d)	3,695	3,695
		417,891
Utah - 1.6%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.66%, LOC Wells Fargo Bank NA, VRDN (a)	1,000	1,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B2, 0.8% 3/6/09 (Liquidity Facility Bank of Nova Scotia), CP	$ 4,100	$ 4,100
Series 1997 B3:
0.5% 4/7/09 (Liquidity Facility Bank of Nova Scotia), CP	3,000	3,000
0.75% 6/5/09 (Liquidity Facility Bank of Nova Scotia), CP	10,750	10,750
0.75% 6/5/09 (Liquidity Facility Bank of Nova Scotia), CP	10,600	10,600
0.75% 6/5/09 (Liquidity Facility Bank of Nova Scotia), CP	4,700	4,700
Utah Transit Auth. Sales Tax Rev. Participating VRDN:
Series BBT 08 27, 0.62% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	5,740	5,740
Series Putters 3326, 0.6% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,845	3,845
		43,735
Virginia - 2.3%
Albemarle County Indl. Dev. Auth. Health Srv 0.61%, LOC Wachovia Bank NA, VRDN (a)	1,090	1,090
Albemarle County Econ. Dev. Auth. Hosp. Rev. (Martha Jefferson Hosp. Proj.) Series 2008 A, 0.65%, LOC Branch Banking & Trust Co., VRDN (a)	12,850	12,850
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2008 C4, 1.6%, tender 4/20/09 (a)	5,185	5,185
Farmville Indl. Dev. Auth. Edl. Facilities Rev. (Longwood Student Hsg. Proj.) Series 2007, 0.65% (Assured Guaranty Corp. Insured), VRDN (a)	20,543	20,543
Richmond Gen. Oblig. 0.75% 4/3/09 (Liquidity Facility Bank of America NA), CP	9,000	9,000
Richmond Pub. Util. Rev. Participating VRDN Series ROC II R 11262, 1.06% (Liquidity Facility Citibank NA) (a)(d)	4,880	4,880
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series PZ 161, 0.67% (Liquidity Facility Wells Fargo & Co.) (a)(d)	3,860	3,860
Virginia Pub. School Auth. Bonds Series 2003 D, 5% 2/1/10	3,000	3,118
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN Series MS 06 1860, 0.62% (Liquidity Facility Wells Fargo & Co.) (a)(d)(e)	4,720	4,720
		65,246
Washington - 2.4%
Energy Northwest Elec. Rev. Participating VRDN Series Putters 248, 0.97% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,535	3,535
King County Gen. Oblig. BAN Series 2008, 3% 3/1/09	3,200	3,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
King County Swr. Rev.:
Bonds Series 2002 B, 5.25% 1/1/10	$ 2,835	$ 2,933
Participating VRDN Series ROC II R 11717, 0.68% (Liquidity Facility Citibank NA) (a)(d)	5,645	5,645
Series A:
1% 3/6/09 (Liquidity Facility Bayerische Landesbank Girozentrale), CP	5,300	5,300
1% 3/6/09 (Liquidity Facility Bayerische Landesbank Girozentrale), CP	1,500	1,500
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 0.65%, LOC Bank of America NA, VRDN (a)	1,100	1,100
Port of Seattle Gen. Oblig. Series 2002 A2:
0.5% 3/17/09, LOC Bayerische Landesbank Girozentrale, CP	5,850	5,850
0.55% 3/16/09, LOC Bayerische Landesbank Girozentrale, CP	3,000	3,000
Port Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 1984 B, 0.65%, LOC Bank of America NA, VRDN (a)	2,315	2,315
Univ. of Washington Univ. Revs. Bonds 5% 12/1/09	2,625	2,700
Washington Gen. Oblig. Participating VRDN:
Series MACN 04 D, 0.62% (Liquidity Facility Bank of America NA) (a)(d)	5,715	5,715
Series ROC II R 10357, 0.86% (Liquidity Facility Citibank NA) (a)(d)	7,295	7,295
Series ROC II R 11497, 0.68% (Liquidity Facility Citibank NA) (a)(d)	3,720	3,720
Washington Health Care Facilities Auth. Rev.:
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 B, 0.6%, LOC Bank of America NA, VRDN (a)	2,900	2,900
(PeaceHealth Proj.):
Series 2008 C, 0.42%, LOC Wells Fargo Bank NA, VRDN (a)	3,300	3,300
Series 2008 D, 0.42%, LOC U.S. Bank NA, Minnesota, VRDN (a)	3,500	3,500
Washington Hsg. Fin. Commission Nonprofit Rev. (United Way King County Proj.) 0.7%, LOC Bank of America NA, VRDN (a)	1,700	1,700
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev. Series 1993 1 A2, 0.59% (Bonneville Pwr. Administration Guaranteed), LOC Bank of America NA, VRDN (a)	1,300	1,300
		66,508
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
West Virginia - 0.4%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 D, 0.65%, LOC Bank of America NA, VRDN (a)	$ 11,115	$ 11,115
Wisconsin - 2.3%
Milwaukee Gen. Oblig.:
RAN Series 2008 M10, 3% 9/3/09	9,200	9,264
Series C2, 0.7% 3/3/09, LOC State Street Bank & Trust Co., Boston, CP	6,000	6,000
Wind Point (Johnson Foundation, Inc. Proj.) Series 2000, 0.55%, LOC U.S. Bank NA, Minnesota, VRDN (a)	7,615	7,615
Wisconsin Ctr. District Tax Rev. Series 2001 A, 0.63%, LOC U.S. Bank NA, Minnesota, VRDN (a)	7,300	7,300
Wisconsin Health & Edl. Facilities Auth. Rev.:
Bonds (Alexian Brothers Health Sys. Proj.) 0.75% tender 3/2/09, LOC JPMorgan Chase Bank, CP mode	4,000	4,000
(Wisconsin Lutheran College Proj.) Series 2001, 0.65%, LOC U.S. Bank NA, Minnesota, VRDN (a)	19,700	19,700
Wisconsin Trans. Rev.:
Series 1997 A, 0.6% 4/6/09 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,884	2,884
Series 2006 A, 0.55% 5/5/09 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	7,500	7,500
		64,263
Wyoming - 0.2%
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.65%, LOC Wells Fargo Bank NA, VRDN (a)	2,730	2,730
Lincoln County Poll. Cont. Rev. (Exxon Corp. Proj.) Series 1984 A, 0.3%, VRDN (a)	2,000	2,000
		4,730
	Shares
Other - 2.4%
Fidelity Tax-Free Cash Central Fund, 0.54% (b)(c)	66,778,900	66,779
TOTAL INVESTMENT PORTFOLIO - 97.4% (Cost $2,720,285)		2,720,285
NET OTHER ASSETS - 2.6%		72,612
NET ASSETS - 100%		$ 2,792,897
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,820,000 or 0.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Alabama Pub. School & College Auth. Rev. Participating VRDN Series Floaters 2212, 0.62% (Liquidity Facility Wells Fargo & Co.)	12/27/07 - 12/9/08	$ 6,240
Judson Independent School District Participating VRDN Series MS 06 1859, 0.62% (Liquidity Facility Wells Fargo & Co.)	6/13/07	$ 3,940
Plano Gen. Oblig. Participating VRDN Series MS 06 1862, 0.62% (Liquidity Facility Wells Fargo & Co.)	6/14/07	$ 2,920
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN Series MS 06 1860, 0.62% (Liquidity Facility Wells Fargo & Co.)	6/13/07	$ 4,720
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 511
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,720,285	$ -	$ 2,720,285	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 28, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,653,506)	$ 2,653,506
Fidelity Central Funds (cost $66,779)	66,779
Total Investments (cost $2,720,285)		$ 2,720,285
Cash		50,240
Receivable for investments sold		13,999
Receivable for fund shares sold		8,368
Interest receivable		8,453
Distributions receivable from Fidelity Central Funds		21
Prepaid expenses		236
Receivable from investment adviser for expense reductions		290
Other receivables		25
Total assets		2,801,917

Liabilities
Payable for investments purchased	$ 3,091
Payable for fund shares redeemed	4,838
Distributions payable	90
Accrued management fee	999
Other affiliated payables	2
Total liabilities		9,020

Net Assets		$ 2,792,897
Net Assets consist of:
Paid in capital		$ 2,792,764
Undistributed net investment income		1
Accumulated undistributed net realized gain (loss) on investments		132
Net Assets, for 2,791,314 shares outstanding		$ 2,792,897
Net Asset Value, offering price and redemption price per share ($2,792,897 ÷ 2,791,314 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 28, 2009 (Unaudited)

Investment Income
Interest		$ 24,208
Income from Fidelity Central Funds		511
Total income		24,719

Expenses
Management fee	$ 6,629
Independent trustees' compensation	6
Money Market Guarantee Program fee	621
Total expenses before reductions	7,256
Expense reductions	(1,889)	5,367
Net investment income		19,352
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		154
Net increase in net assets resulting from operations		$ 19,506

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2009 (Unaudited)	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 19,352	$ 84,813
Net realized gain (loss)	154	1,617
Net increase in net assets resulting from operations	19,506	86,430
Distributions to shareholders from net investment income	(19,351)	(84,821)
Distributions to shareholders from net realized gain	(910)	(782)
Total distributions	(20,261)	(85,603)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	991,671	2,918,527
Reinvestment of distributions	18,003	77,116
Cost of shares redeemed	(1,756,373)	(2,930,030)
Net increase (decrease) in net assets and shares resulting from share transactions	(746,699)	65,613
Total increase (decrease) in net assets	(747,454)	66,440

Net Assets
Beginning of period	3,540,351	3,473,911
End of period (including undistributed net investment income of $1 and undistributed net investment income of $0, respectively)	$ 2,792,897	$ 3,540,351

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.006	.024	.034	.029	.018	.008
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.006	.024	.034	.029	.018	.008
Distributions from net investment income	(.006)	(.024)	(.034)	(.029)	(.018)	(.008)
Distributions from net realized gain	- F	- F	-	-	- F	- F
Total distributions	(.006)	(.024)	(.034)	(.029)	(.018)	(.008)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.63%	2.44%	3.41%	2.94%	1.79%	.79%
Ratios to Average Net Assets D, E
Expenses before reductions	.47% A	.43%	.43%	.43%	.43%	.43%
Expenses net of fee waivers, if any	.37% A	.33%	.33%	.33%	.33%	.33%
Expenses net of all reductions	.35% A	.26%	.24%	.24%	.27%	.32%
Net investment income	1.26% A	2.39%	3.36%	2.88%	1.78%	.76%
Supplemental Data
Net assets, end of period (in millions)	$ 2,793	$ 3,540	$ 3,474	$ 3,333	$ 3,803	$ 3,309

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity AMT Tax-Free Money Fund (the Fund) is a fund of Fidelity Union Street Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of February 28, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

The Board of Trustees of the Fund approved the participation by the Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program") through September 18, 2009. Under the Program, if the Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund. The Fund paid the U.S. Treasury Department fees equal to 0.025% based on the number of shares

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Expenses - continued

outstanding as of September 19, 2008 to participate in the Program through April 30, 2009. On April 13, 2009 the Fund paid an additional fee equal to 0.015% based on the number of shares outstanding as of September 19, 2008 to participate in the extension of the Program through September 18, 2009. The fees are being amortized over the length of the participation in the Program. The expense is borne by the Fund without regard to any expense limitation currently in effect for the Fund.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds and deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -
Cost for federal income tax purposes	$ 2,720,285

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .43% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

6. Expense Reductions.

FMR voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded .33% of average net assets. Some expenses, for example interest expense and the fee for participating in the U.S. Treasury Department's Temporary Guarantee Program, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $1,578.

In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $311.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The supply of municipal money market securities has declined significantly due to the market volatility. As a result, the Fund's cash position may be significant during the period.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

SMM-USAN-0409
1.790945.105

Fidelity®
Arizona Municipal
Income Fund

and

Fidelity
Arizona Municipal
Money Market Fund

Semiannual Report

February 28, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Arizona Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Arizona Municipal Money Market Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months, and one year.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2008 to February 28, 2009).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period* September 1, 2008 to February 28, 2009
Fidelity Arizona Municipal Income Fund	.56%
Actual		$ 1,000.00	$ 995.10	$ 2.77
HypotheticalA		$ 1,000.00	$ 1,022.02	$ 2.81
Fidelity Arizona Municipal Money Market Fund	.54%
Actual		$ 1,000.00	$ 1,005.80	$ 2.69
HypotheticalA		$ 1,000.00	$ 1,022.12	$ 2.71

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Arizona Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of February 28, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Special Tax	19.8	17.4
General Obligations	19.0	20.5
Water & Sewer	18.8	18.8
Health Care	10.4	12.6
Education	9.8	10.5
Weighted Average Maturity as of February 28, 2009
		6 months ago
Years	11.1	9.4

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 28, 2009
6 months ago
Years	8.7	8.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of February 28, 2009	As of August 31, 2008
AAA 0.0%	AAA 3.2%
AA,A 75.1%	AA,A 76.9%
BBB 19.8%	BBB 17.0%
BB and Below 1.2%	BB and Below 1.1%
Not Rated 0.9%	Not Rated 0.7%
Short-Term Investments and Net Other Assets 3.0%	Short-Term Investments and Net Other Assets 1.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Semiannual Report

Fidelity Arizona Municipal Income Fund

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.0%
	Principal Amount	Value
Arizona - 90.7%
Arizona Board of Regents Ctfs. of Prtn.:
(Arizona Biomedical Research Collaborative Bldg. Proj.) Series 2006, 5% 6/1/19 (AMBAC Insured)	$ 1,140,000	$ 1,231,827
(Univ. of Arizona Projs.):
Series 2003 B, 5% 6/1/31 (AMBAC Insured)	300,000	265,002
Series 2005 A, 5% 6/1/24 (AMBAC Insured)	1,040,000	1,051,024
Series 2005 C, 5% 6/1/14 (AMBAC Insured)	385,000	421,879
Series 2006 A, 5% 6/1/18 (AMBAC Insured)	1,000,000	1,083,190
Arizona Ctfs. of Prtn. Series A, 5% 9/1/20 (FSA Insured)	1,640,000	1,741,188
Arizona Game and Fish Dept. and Commission (AGF Administration Bldg. Proj.) Series 2006:
5% 7/1/21	1,280,000	1,305,075
5% 7/1/32	520,000	465,145
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	1,000,000	975,530
Series 2007 B, 1.7715% 1/1/37 (b)	1,000,000	431,770
Series 2008 A, 5.25% 1/1/31	1,000,000	915,720
Series 2008 D, 6% 1/1/27	1,000,000	1,018,400
(Catholic Healthcare West Proj.) Series 1999 A, 6.125% 7/1/09 (Escrowed to Maturity) (d)	125,000	127,271
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2008, 5.75% 9/1/22	1,000,000	1,077,270
Series A2, 5% 9/1/18 (FGIC Insured)	1,000,000	1,057,850
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) 5.25% 9/1/24	1,230,000	1,262,411
Arizona State Univ. Revs. 5% 7/1/26 (AMBAC Insured)	1,000,000	1,000,470
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Series 1991 B1, 6.15% 5/1/29 (c)	500,000	440,800
Arizona Trans. Board Hwy. Rev. Series 2008 A, 5% 7/1/33	2,000,000	2,010,220
Avondale Muni. Dev. Corp. Excise Tax Rev. 5% 7/1/28	500,000	494,470
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Intel Corp. Proj.) Series 2005, 4.375%, tender 12/1/10 (b)(c)	1,000,000	973,420
Cottonwood Wtr. Sys. Rev.:
5% 7/1/26 (XL Cap. Assurance, Inc. Insured)	1,405,000	1,155,219
5% 7/1/30 (XL Cap. Assurance, Inc. Insured)	1,125,000	871,256
5% 7/1/35 (XL Cap. Assurance, Inc. Insured)	1,300,000	958,854
Downtown Phoenix Hotel Corp. Rev. Series A, 5.25% 7/1/23 (FGIC Insured)	1,750,000	1,530,498
Gilbert Wtr. Resources Muni. Property Corp. Wastewtr. Sys. & Util. Rev. 4.9% 4/1/19	1,025,000	1,005,013
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) 5.25% 5/15/19	1,000,000	1,074,280
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.):
Series 2005 B, 5.25% 12/1/19	$ 1,040,000	$ 941,990
Series 2005, 5% 12/1/35	1,000,000	728,380
Series 2007, 5% 12/1/27	1,000,000	786,730
Glendale Western Loop 101 Pub. Facilities Corp. Series 2008 A:
6.25% 7/1/38	2,000,000	2,028,820
7% 7/1/33	1,000,000	1,048,480
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/17 (AMBAC Insured)	1,580,000	1,661,591
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2008, 6% 7/1/31	1,000,000	1,025,740
Marana Muni. Property Corp. Facilities Rev. Series A, 5.25% 7/1/22	1,620,000	1,714,122
Maricopa County Indl. Dev. Auth. Health Facilities Rev.:
(Catholic Healthcare West Proj.):
Series 1998 A, 5% 7/1/16	610,000	611,196
Series 2007 A, 5% 7/1/16	1,000,000	1,009,700
Series A, 5.25% 7/1/32	1,000,000	853,130
(Mayo Clinic Proj.) 5% 11/15/36	1,000,000	881,120
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Mayo Clinic Hosp. Proj.) 5.25% 11/15/37	1,000,000	919,050
Maricopa County Unified School District #48 Scottsdale 5% 7/1/22	1,000,000	1,104,640
Maricopa County Unified School District #60 Higley (School Impt. Proj.) Series B, 5% 7/1/19 (FGIC Insured)	1,000,000	1,054,220
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5% 7/1/38	1,000,000	955,530
Mesa Util. Sys. Rev.:
5% 7/1/20 (FGIC Insured)	1,000,000	1,062,180
5% 7/1/24 (FGIC Insured)	3,000,000	2,996,610
North Campus Facilities LLC (Northern Arizona Univ. Sys. Rev. Proj.) 5% 6/1/31 (AMBAC Insured)	1,225,000	1,144,481
Northern Arizona Univ. Revs. 5% 6/1/21 (AMBAC Insured)	1,085,000	1,117,420
Phoenix Civic Impt. Board Arpt. Rev.:
Series A, 5% 7/1/33	1,000,000	979,260
Series B, 5.25% 7/1/27 (FGIC Insured) (c)	1,100,000	985,237
Series D, 5% 7/1/10 (c)	1,500,000	1,515,225
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (a)	$ 2,000,000	$ 1,477,060
Phoenix Civic Impt. Corp. Excise Tax Rev.:
(Civic Plaza Expansion Proj.) Series 2005 A:
5% 7/1/18 (FGIC Insured)	550,000	597,069
5% 7/1/30	1,000,000	1,004,770
Series 2007 A, 5% 7/1/22 (MBIA Insured)	1,250,000	1,314,188
Phoenix Civic Impt. Corp. Transit Excise Tax Rev. (Lt. Rail Proj.) 5% 7/1/20	1,000,000	1,053,850
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
5% 7/1/20 (MBIA Insured)	1,000,000	1,070,890
5% 7/1/24	1,750,000	1,799,263
5% 7/1/29 (MBIA Insured)	770,000	773,873
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2002, 5.5% 7/1/20 (FGIC Insured)	1,500,000	1,580,775
Series 2005, 5% 7/1/29	1,750,000	1,741,040
4.75% 7/1/27 (MBIA Insured)	720,000	705,283
5% 7/1/20	5,000,000	5,285,298
5.5% 7/1/24 (FGIC Insured)	1,000,000	1,126,390
Phoenix Gen. Oblig. Series B, 5.375% 7/1/20	1,060,000	1,144,991
Phoenix Street & Hwy. User Rev. 6.25% 7/1/11 (MBIA Insured)	30,000	30,010
Pima County Ctfs. of Prtn. (Justice Bldg. Proj.) Series A:
5% 7/1/19 (AMBAC Insured)	735,000	785,495
5% 7/1/21 (AMBAC Insured)	935,000	976,346
Pima County Unified School District #1 Tucson (Proj. of 2004):
Series 2007 C, 5% 7/1/23 (FGIC Insured)	1,000,000	1,022,480
Series 2008 D, 5% 7/1/25 (FSA Insured)	1,000,000	1,031,520
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Proj.) Series A:
5.25% 10/1/12 (ACA Finl. Guaranty Corp. Insured)	1,000,000	955,430
5.25% 10/1/13 (ACA Finl. Guaranty Corp. Insured)	1,335,000	1,252,230
Pinal County Unified School District #1 Florence (2006 School Impt. Proj.) Series A:
5% 7/1/19 (FGIC Insured)	1,000,000	1,025,950
5% 7/1/20 (FGIC Insured)	1,000,000	1,012,160
Pinal County Unified School District #44 J.O. Combs (2006 School Impt. Proj.) Series B, 5% 7/1/21 (MBIA Insured)	860,000	882,919
Queen Creek Excise Tax & State Shared Rev. 5% 8/1/22 (MBIA Insured)	1,125,000	1,171,170
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Series 2002 B:
5% 1/1/20	$ 1,500,000	$ 1,579,830
5% 1/1/21	290,000	302,476
5% 1/1/31	1,995,000	1,998,990
Series 2005 A, 5% 1/1/35	1,500,000	1,484,865
Series 2006 A, 5% 1/1/37	3,000,000	2,959,830
Series 2008 A:
5% 1/1/24	1,000,000	1,049,400
5% 1/1/38	2,000,000	1,969,820
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007, 5.5% 12/1/29	3,000,000	2,178,360
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2008 A, 5% 9/1/23	355,000	309,194
Scottsdale Muni. Property Corp. Excise Tax Rev. (Wtr. and Swr. Impt. Proj.) Series 2008 A, 5% 7/1/28	1,050,000	1,079,883
Sedona Excise Tax Rev.:
5% 7/1/15 (MBIA Insured)	2,120,000	2,255,680
5% 7/1/19 (MBIA Insured)	1,000,000	1,042,850
Tempe Transit Excise Tax Rev. Series 2008, 4.75% 7/1/38	395,000	365,584
Tucson Ctfs. of Prtn. 5% 7/1/18 (MBIA Insured)	1,000,000	1,101,400
Tucson Gen. Oblig. 5% 7/1/18 (FGIC Insured)	3,295,000	3,616,197
Tucson Street & Hwy. User Rev. Series 1994 B, 7.5% 7/1/11 (MBIA Insured)	1,015,000	1,139,683
Tucson Wtr. Rev. Series 2001 A, 5% 7/1/11 (FGIC Insured)	1,410,000	1,489,848
Univ. Med. Ctr. Corp. Hosp. Rev.:
5% 7/1/16	1,735,000	1,650,054
5.25% 7/1/11	210,000	208,807
5.25% 7/1/15	1,000,000	955,350
Univ. of Arizona Univ. Revs.:
Series 2008 A, 5% 6/1/22	1,315,000	1,399,988
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4%, tender 6/1/10 (b)(c)	1,000,000	976,100
		115,004,543
Municipal Bonds - continued
	Principal Amount	Value
Guam - 0.5%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series A, 5% 10/1/12	$ 500,000	$ 496,275
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. Series 2005, 5.875% 7/1/35	145,000	115,453
		611,728
Puerto Rico - 4.9%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	700,000	682,157
Series 2003, 5.75% 7/1/19 (FGIC Insured)	700,000	689,248
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series B, 5% 7/1/17	1,000,000	921,520
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2002 A, 5.5% 7/1/18	700,000	663,712
Series 2003 A, 5.25% 7/1/14	275,000	264,809
Series 2007 A, 5.5% 7/1/21 (FGIC Insured)	1,000,000	930,470
Puerto Rico Govt. Dev. Bank:
Series 2006 B, 5% 12/1/12	1,000,000	982,180
Series C, 5.25% 1/1/15 (c)	500,000	466,295
Puerto Rico Pub. Bldg. Auth. Rev.:
Series G, 5.25% 7/1/13	315,000	307,292
Series M2, 5.75%, tender 7/1/17 (b)	200,000	185,714
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41	1,000,000	104,200
		6,197,597
Virgin Islands - 0.9%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. Series 2007, 4.7% 7/1/22 (c)	500,000	304,525
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. Rev. Series A, 5% 7/1/27	1,000,000	823,850
		1,128,375
TOTAL INVESTMENT PORTFOLIO - 97.0% (Cost $129,429,518)	122,942,243
NET OTHER ASSETS - 3.0%	3,833,607
NET ASSETS - 100%	$ 126,775,850
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 122,942,243	$ -	$ 122,942,243	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
Special Tax	19.8%
General Obligations	19.0%
Water & Sewer	18.8%
Health Care	10.4%
Education	9.8%
Electric Utilities	9.6%
Others * (individually less than 5%)	12.6%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $129,429,518)		$ 122,942,243
Cash		2,784,867
Receivable for fund shares sold		17,281
Interest receivable		1,265,551
Other receivables		1,203
Total assets		127,011,145

Liabilities
Payable for fund shares redeemed	$ 34,713
Distributions payable	141,288
Accrued management fee	59,294
Total liabilities		235,295

Net Assets		$ 126,775,850
Net Assets consist of:
Paid in capital		$ 133,786,694
Undistributed net investment income		25,338
Accumulated undistributed net realized gain (loss) on investments		(548,907)
Net unrealized appreciation (depreciation) on investments		(6,487,275)
Net Assets, for 11,810,792 shares outstanding		$ 126,775,850
Net Asset Value, offering price and redemption price per share ($126,775,850 ÷ 11,810,792 shares)		$ 10.73

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Income Fund
Financial Statements - continued

Statement of Operations

Six months ended February 28, 2009 (Unaudited)

Investment Income
Interest		$ 2,903,719

Expenses
Management fee	$ 348,319
Independent trustees' compensation	244
Miscellaneous	393
Total expenses before reductions	348,956
Expense reductions	(2,893)	346,063
Net investment income		2,557,656
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(563,423)
Futures contracts	16,972
Total net realized gain (loss)		(546,451)
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,920,018)
Futures contracts	1,882
Total change in net unrealized appreciation (depreciation)		(3,918,136)
Net gain (loss)		(4,464,587)
Net increase (decrease) in net assets resulting from operations		$ (1,906,931)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2009 (Unaudited)	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 2,557,656	$ 5,236,715
Net realized gain (loss)	(546,451)	609,727
Change in net unrealized appreciation (depreciation)	(3,918,136)	(1,573,948)
Net increase (decrease) in net assets resulting from operations	(1,906,931)	4,272,494
Distributions to shareholders from net investment income	(2,554,464)	(5,232,213)
Distributions to shareholders from net realized gain	(409,050)	(430,807)
Total distributions	(2,963,514)	(5,663,020)
Share transactions Proceeds from sales of shares	29,151,268	61,377,221
Reinvestment of distributions	1,890,143	3,199,620
Cost of shares redeemed	(42,832,145)	(48,884,583)
Net increase (decrease) in net assets resulting from share transactions	(11,790,734)	15,692,258
Redemption fees	5,515	4,725
Total increase (decrease) in net assets	(16,655,664)	14,306,457

Net Assets
Beginning of period	143,431,514	129,125,057
End of period (including undistributed net investment income of $25,338 and undistributed net investment income of $22,146, respectively)	$ 126,775,850	$ 143,431,514
Other Information Shares
Sold	2,784,119	5,515,446
Issued in reinvestment of distributions	182,232	288,119
Redeemed	(4,149,386)	(4,409,450)
Net increase (decrease)	(1,183,035)	1,394,115

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.04	$ 11.13	$ 11.39	$ 11.59	$ 11.56	$ 11.32
Income from Investment Operations
Net investment income D	.212	.419	.418	.417	.417	.427
Net realized and unrealized gain (loss)	(.277)	(.054)	(.205)	(.149)	.087	.306
Total from investment operations	(.065)	.365	.213	.268	.504	.733
Distributions from net investment income	(.212)	(.418)	(.418)	(.417)	(.419)	(.427)
Distributions from net realized gain	(.033)	(.037)	(.055)	(.051)	(.055)	(.066)
Total distributions	(.245)	(.455)	(.473)	(.468)	(.474)	(.493)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 10.73	$ 11.04	$ 11.13	$ 11.39	$ 11.59	$ 11.56
Total Return B, C	(.49)%	3.33%	1.87%	2.41%	4.46%	6.58%
Ratios to Average Net Assets E
Expenses before reductions	.56% A	.55%	.55%	.55%	.55%	.55%
Expenses net of fee waivers, if any	.56% A	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.55% A	.52%	.48%	.50%	.50%	.53%
Net investment income	4.07% A	3.76%	3.70%	3.69%	3.62%	3.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 126,776	$ 143,432	$ 129,125	$ 107,024	$ 100,695	$ 78,289
Portfolio turnover rate	12% A	22%	15%	22%	13%	14%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 2/28/09	% of fund's investments 8/31/08	% of fund's investments 2/29/08
0 - 30	90.6	89.1	88.8
31 - 90	0.0	3.4	0.0
91 - 180	6.6	6.1	10.1
181 - 397	2.8	1.4	1.1
Weighted Average Maturity
	2/28/09	8/31/08	2/29/08
Fidelity Arizona Municipal Money Market Fund	21 Days	20 Days	22 Days
All Tax Free Money Market Funds Average*	26 Days	31 Days	27 Days
Asset Allocation (% of fund's net assets)
As of February 28, 2009	As of August 31, 2008
Variable Rate Demand Notes (VRDNs) 83.1%	Variable Rate Demand Notes (VRDNs) 78.2%
Commercial Paper (including CP Mode) 0.0%	Commercial Paper (including CP Mode) 10.0%
Tender Bonds 1.0%	Tender Bonds 1.0%
Municipal Notes 0.5%	Municipal Notes 0.0%
Fidelity Municipal Cash Central Fund 7.3%	Fidelity Municipal Cash Central Fund 4.2%
Other Investments 8.8%	Other Investments 3.4%
Net Other Assets** (0.7)%	Net Other Assets 3.2%

** Net Other Assets are not included in the pie chart.

* Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.7%
	Principal Amount	Value
Arizona - 86.1%
Arizona Ctfs. of Prtn. Bonds Series 2002 B, 5% 9/1/09	$ 4,300,000	$ 4,364,126
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 B, 0.65%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	20,500,000	20,500,000
Series 2008 C, 0.5%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	5,000,000	5,000,000
Series 2008 E, 0.75%, LOC Landesbank Baden-Wuert, VRDN (a)	17,200,000	17,200,000
(Catholic Healthcare West Proj.):
Series 2005 B, 0.56%, LOC Bank of America NA, VRDN (a)	3,400,000	3,400,000
Series 2008 D, 0.57%, LOC Bank of America NA, VRDN (a)	12,000,000	12,000,000
(Southwest Behavioral Health Svcs., Inc. Proj.) Series 2004, 0.63%, LOC JPMorgan Chase Bank, VRDN (a)	2,850,000	2,850,000
Arizona Hsg. Fin. Auth. Multi-family Hsg. Rev. (Santa Carolina Apts. Proj.) 0.8%, LOC Fannie Mae, VRDN (a)(c)	3,645,000	3,645,000
Arizona School Facilities Board Rev. Bonds Series 2002, 5.375% 7/1/09	4,255,000	4,315,966
Arizona State Univ. Revs. Bonds 5.25% 7/1/09	1,000,000	1,013,671
Arizona Trans. Board Excise Tax Rev. Bonds (Maricopa County Reg'l. Area Road Proj.) Series 2007, 4.5% 7/1/09	5,000,000	5,056,362
Arizona Trans. Board Hwy. Rev. Participating VRDN Series PT 4605, 0.68% (Liquidity Facility Deutsche Postbank AG) (a)(e)	4,000,000	4,000,000
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Price Companies, Inc. Proj.) Series A, 0.9%, LOC Bank of America NA, VRDN (a)(c)	2,125,000	2,125,000
Cochise County Poll. Cont. Rev. Solid Waste Disp. Rev. Bonds (Arizona Elec. Pwr. Coop. Proj.) 2.35%, tender 3/2/09 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (a)(c)	3,700,000	3,700,000
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 1994 A, 0.85%, LOC KBC Bank NV, VRDN (a)(c)	32,590,000	32,590,000
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) 0.6%, LOC Bank of America NA, VRDN (a)	9,000,000	9,000,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 0.82%, LOC Fannie Mae, VRDN (a)(c)	3,299,675	3,299,675
(Ranchwood Apts. Proj.) Series 2001 A, 0.8%, LOC Fannie Mae, VRDN (a)(c)	5,000,000	5,000,000
(San Angelin Apts. Proj.) 0.8%, LOC Fannie Mae, VRDN (a)(c)	3,100,000	3,100,000
(San Lucas Apts. Proj.) 0.8%, LOC Fannie Mae, VRDN (a)(c)	1,700,000	1,700,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.: - continued
(San Martin Apts. Proj.) Series A1, 0.8%, LOC Fannie Mae, VRDN (a)(c)	$ 7,000,000	$ 7,000,000
(San Miguel Apts. Proj.) 0.8%, LOC Fannie Mae, VRDN (a)(c)	1,300,000	1,300,000
(San Remo Apts. Proj.) 0.8%, LOC Fannie Mae, VRDN (a)(c)	10,700,000	10,700,000
(Village at Sun Valley Apts. Proj.) Series 2008, 0.87%, LOC Freddie Mac, VRDN (a)(c)	3,500,000	3,500,000
(Village Square Apts. Proj.) 0.8%, LOC Fannie Mae, VRDN (a)(c)	1,000,000	1,000,000
Maricopa County Indl. Dev. Auth. Rev.:
(Clayton Homes, Inc. Proj.) Series 1998, 0.92%, LOC U.S. Bank NA, Minnesota, VRDN (a)(c)	1,000,000	1,000,000
(Valley of the Sun YMCA Proj.) Series 2008, 0.6%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,200,000	4,200,000
Maricopa County Mesa Unified School District # 4 Bonds Series 2004, 5% 7/1/09	2,000,000	2,025,667
Phoenix Civic Impt. Board Arpt. Rev. Bonds Series D, 4% 7/1/09 (c)	5,430,000	5,452,534
Phoenix Civic Impt. Corp. Excise Tax Rev. Participating VRDN Series EGL 03 28 Class A, 0.69% (Liquidity Facility Citibank NA) (a)(e)	4,100,000	4,100,000
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Bonds Series 2004 B, 5% 7/1/09	3,040,000	3,066,035
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series EGL 7050056 Class A, 0.87% (Liquidity Facility Citibank NA) (a)(e)	4,100,000	4,100,000
Phoenix Gen. Oblig. Participating VRDN Series BBT 2012, 0.62% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	3,075,000	3,075,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Paradise Lakes Apt. Proj.):
Series 2007 A, 0.58%, LOC Wachovia Bank NA, VRDN (a)	8,400,000	8,400,000
Series 2007 B, 0.73%, LOC Wachovia Bank NA, VRDN (a)(c)	11,000,000	11,000,000
(Westward Ho Apts. Proj.) Series 2003 A, 0.72%, LOC Bank of America NA, VRDN (a)(c)	1,400,000	1,400,000
Phoenix Indl. Dev. Auth. Rev.:
(Desert Botanical Garden Proj.) Series 2000, 0.63%, LOC JPMorgan Chase Bank, VRDN (a)	5,800,000	5,800,000
(Independent Newspaper, Inc. Proj.) Series 2000, 0.83%, LOC Wachovia Bank NA, VRDN (a)(c)	960,000	960,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Phoenix Indl. Dev. Auth. Rev.: - continued
(Laura Dozer Ctr. Proj.) 1.13%, LOC JPMorgan Chase Bank, VRDN (a)	$ 800,000	$ 800,000
(Phoenix Expansion Proj.) 1.78%, LOC JPMorgan Chase Bank, VRDN (a)(c)	2,170,000	2,170,000
(Plastican Proj.) Series 1997, 0.9%, LOC Bank of America NA, VRDN (a)(c)	2,060,000	2,060,000
(Swift Aviation Svcs., Inc. Proj.) 0.85%, LOC U.S. Bank NA, Minnesota, VRDN (a)(c)	6,775,000	6,775,000
Pima County Amphitheater Unified School District #10 Bonds Series 2002, 5% 7/1/09	2,400,000	2,430,800
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) 0.75%, LOC Wells Fargo Bank NA, VRDN (a)	2,800,000	2,800,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (River Point Proj.) Series 2001, 0.8%, LOC Fannie Mae, VRDN (a)(c)	6,000,000	6,000,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds Series 2002 C, 5% 1/1/10	4,475,000	4,621,681
Participating VRDN:
Series BBT 08 09, 0.62% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	1,000,000	1,000,000
Series EGL 06 14 Class A, 0.69% (Liquidity Facility Citibank NA) (a)(e)	3,400,000	3,400,000
Series Putters 3242, 0.6% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,700,000	1,700,000
Series Putters 3307, 0.6% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,300,000	3,300,000
Series ROC II R 11712, 0.68% (Liquidity Facility Citibank NA) (a)(e)	4,635,000	4,635,000
Scottsdale Gen. Oblig. Participating VRDN Series BBT 08 20, 0.62% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	3,800,000	3,800,000
Scottsdale Indl. Dev. Auth. Rev. Series 2001A, 0.63%, LOC JPMorgan Chase Bank, VRDN (a)	8,306,000	8,306,000
Show Low Indl. Dev. Auth. Solid Waste Disp. Rev. (Snowflake White Mountain Pwr. LLC Proj.) Series 2006, 0.78%, LOC JPMorgan Chase Bank, VRDN (a)(c)	4,000,000	4,000,000
Sun Devil Energy Ctr. LLC Rev. (Arizona State Univ. Proj.) Series 2008, 0.66% (Assured Guaranty Corp. Insured), VRDN (a)	7,800,000	7,800,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.65%, LOC Bank of America NA, VRDN (a)	1,800,000	1,800,000
Tempe Transit Excise Tax Rev. 0.6% (Liquidity Facility Royal Bank of Canada), VRDN (a)	21,560,000	21,560,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Univ. of Arizona Univ. Revs. Bonds Series 2000 A, 5.8% 6/1/24 (Pre-Refunded to 12/1/09 @ 100) (d)	$ 2,000,000	$ 2,070,990
Yavapai County Indl. Dev. Auth. (Northern Arizona Healthcare Sys. Proj.) Series 2008 B, 0.58%, LOC Banco Bilbao Vizcaya Argentaria SA, VRDN (a)	4,000,000	4,000,000
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. (Allied Waste North America, Inc. Proj.) Series 2008 A, 0.73%, LOC Bank of America NA, VRDN (a)(c)	10,000,000	10,000,000
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.7%, LOC JPMorgan Chase Bank, VRDN (a)	4,200,000	4,200,000
		331,168,507
Colorado - 0.3%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.58%, LOC Wells Fargo Bank NA, VRDN (a)	1,300,000	1,300,000
Florida - 0.3%
Florida Dev. Fin. Corp. Indl. Dev. (Cabinet Connection of the Treasure Coast Proj.) Series 2003 B3, 0.83%, LOC Wachovia Bank NA, VRDN (a)(c)	1,315,000	1,315,000
Georgia - 0.1%
Smyrna Hsg. Fin. Auth. Multi-family Hsg. Rev. (The Hills of Post Village Proj.) Series 1995, 0.67%, LOC Fannie Mae, VRDN (a)	200,000	200,000
Kentucky - 0.8%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.) Series 2006 B, 0.92%, LOC Commerzbank AG, VRDN (a)(c)	1,500,000	1,500,000
Kenton County Arpt. Board Spl. Facilities Rev. Series A, 4%, VRDN (a)(c)	1,700,000	1,700,000
		3,200,000
Minnesota - 0.3%
Saint Paul Port Auth. Multifamily Hsg. Rev. (Bigos-Sibley Proj.) Series 2004 1, 0.62%, LOC Freddie Mac, VRDN (a)	1,000,000	1,000,000
Ohio - 0.5%
Cleveland Arpt. Sys. Rev. Series 2008 B, 0.68%, LOC Wachovia Bank NA, VRDN (a)(c)	400,000	400,000
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.) Series 2007 B, 3.77%, VRDN (a)(c)	1,400,000	1,400,000
		1,800,000
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - 2.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.75%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	$ 3,900,000	$ 3,900,000
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2008 B, 0.45%, LOC Wachovia Bank NA, VRDN (a)	3,300,000	3,300,000
TRAN:
Series 2009 A1, 3% 7/30/09, LOC Bank of Nova Scotia, New York Agcy.	1,000,000	1,005,564
Series 2009 A2, 3% 7/30/09, LOC BNP Paribas SA	600,000	603,338
Series 2009 A3, 3% 7/30/09, LOC Banco Bilbao Vizcaya Argentaria SA	500,000	502,782
		9,311,684
Texas - 2.1%
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Energy Co. Proj.) Series A, 1%, LOC Citibank NA, VRDN (a)(c)	8,000,000	8,000,000
Washington - 0.5%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.97% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,000,000	2,000,000
	Shares
Other - 7.3%
Fidelity Municipal Cash Central Fund, 0.63% (b)	28,216,000	28,216,000
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $387,511,191)		387,511,191
NET OTHER ASSETS - (0.7)%		(2,714,215)
NET ASSETS - 100%		$ 384,796,976
Security Type Abbreviations
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 92,997
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 387,511,191	$ -	$ 387,511,191	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $359,295,191)	$ 359,295,191
Fidelity Central Funds (cost $28,216,000)	28,216,000
Total Investments (cost $387,511,191)		$ 387,511,191
Cash		967,062
Receivable for investments sold		5,000,142
Receivable for fund shares sold		2,921,265
Interest receivable		585,166
Distributions receivable from Fidelity Central Funds		10,405
Prepaid expenses		27,572
Other affiliated receivables		4
Other receivables		2,242
Total assets		397,025,049

Liabilities
Payable for investments purchased	$ 6,900,156
Payable for fund shares redeemed	5,163,817
Distributions payable	444
Accrued management fee	163,656
Total liabilities		12,228,073

Net Assets		$ 384,796,976
Net Assets consist of:
Paid in capital		$ 384,764,589
Distributions in excess of net investment income		(105)
Accumulated undistributed net realized gain (loss) on investments		32,492
Net Assets, for 384,621,991 shares outstanding		$ 384,796,976
Net Asset Value, offering price and redemption price per share ($384,796,976 ÷ 384,621,991 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

Six months ended February 28, 2009 (Unaudited)

Investment Income
Interest		$ 3,318,229
Income from Fidelity Central Funds		92,997
Total income		3,411,226

Expenses
Management fee	$ 1,018,423
Independent trustees' compensation	774
Money Market Guarantee Program	72,622
Total expenses before reductions	1,091,819
Expense reductions	(40,545)	1,051,274
Net investment income		2,359,952
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		499
Net increase in net assets resulting from operations		$ 2,360,451

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2009 (Unaudited)	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 2,359,952	$ 8,420,641
Net realized gain (loss)	499	36,814
Net increase in net assets resulting from operations	2,360,451	8,457,455
Distributions to shareholders from net investment income	(2,360,057)	(8,420,612)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	788,206,737	1,734,653,565
Reinvestment of distributions	2,310,068	8,269,007
Cost of shares redeemed	(798,763,419)	(1,690,764,616)
Net increase (decrease) in net assets and shares resulting from share transactions	(8,246,614)	52,157,956
Total increase (decrease) in net assets	(8,246,220)	52,194,799

Net Assets
Beginning of period	393,043,196	340,848,397
End of period (including distributions in excess of net investment income of $105 and undistributed net investment income of $0, respectively)	$ 384,796,976	$ 393,043,196

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.006	.022	.032	.027	.016	.006
Distributions from net investment income	(.006)	(.022)	(.032)	(.027)	(.016)	(.006)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.58%	2.25%	3.26%	2.78%	1.60%	.60%
Ratios to Average Net Assets D, E
Expenses before reductions	.54% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.54% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.52% A	.41%	.38%	.37%	.43%	.49%
Net investment income	1.17% A	2.20%	3.22%	2.77%	1.63%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 384,797	$ 393,043	$ 340,848	$ 267,738	$ 217,819	$ 156,955

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2009 (Unaudited)

1. Organization.

Fidelity Arizona Municipal Income Fund (the Income Fund) is a fund of Fidelity Union Street Trust. Fidelity Arizona Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Union Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Union Street Trust and Fidelity Union Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Arizona.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

For the Income Fund, debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities owned by the Money Market Fund are valued at amortized cost which approximates market value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Funds adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds' fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of February 28, 2009, for each Fund's investments is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

The Board of Trustees of the Money Market Fund approved the participation by the Money Market Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program") through September 18, 2009. Under the Program, if the Money Market Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Money Market Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Money Market Fund. The Money Market Fund paid the U.S. Treasury Department fees equal to 0.025% based on the number of shares outstanding as of September 19, 2008 to participate in the Program through April 30, 2009. On April 13, 2009, the Money Market Fund paid an additional fee equal to 0.015% based on the number of shares outstanding as of September 19, 2008 to participate in the extension of the Program through September 18, 2009. The fees are being amortized over the length of the participation in the Program. The expense is borne by the Money Market Fund without regard to any expense limitation currently in effect.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, and deferred trustees compensation.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Arizona Municipal Income Fund	$ 129,403,959	$ 1,055,578	$ (7,517,294)	$ (6,461,716)
Fidelity Arizona Municipal Money Market Fund	387,511,191	-	-	-

Short-Term Trading (Redemption) Fees. Shares held in the Income Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Funds invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Futures Contracts. The Income Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $7,567,888 and $21,774,867, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provides the Funds with investment management related services for which the Funds pay a monthly management fee. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee paid to FMR by the Funds is reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees. Each Fund's management fee is equal to the following annual rate of average net assets:

Fidelity Arizona Municipal Income Fund	.55%
Fidelity Arizona Municipal Money Market Fund	.50%

7. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Arizona Municipal Income Fund	$ 393

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's management fee. During the period, these credits reduced management fee by the following amounts:

Fidelity Arizona Municipal Income Fund	$ 2,893
Fidelity Arizona Municipal Money Market Fund	40,545

Semiannual Report

Notes to Financial Statements - continued

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The supply of municipal money market securities has declined significantly due to the market volatility. As a result, the Money Market Fund's cash position may be significant during the period.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

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(such as changing name, address, bank, etc.)

Fidelity Investments
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Cincinnati, OH 45277-0002

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P.O. Box 770001
Cincinnati, OH 45277-0003

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Cincinnati, OH 45277-0035

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Fidelity Investments
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Covington, KY 41015

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Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

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For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

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(U.K.) Inc.

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(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

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Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

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Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

AZI/SPZ-USAN-0409
1.790941.105

Fidelity®
Municipal Money Market
Fund

Semiannual Report

February 28, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2008 to February 28, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period* September 1, 2008 to February 28, 2009
Actual	.46%	$ 1,000.00	$ 1,006.60	$ 2.29 **
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,022.51	$ 2.31 **

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** If fees to participate in the U.S. Department of Treasury's Temporary Guarantee Program for Money Market Funds paid in October and December, 2008 (see Note 3 of the Notes to Financial Statements) had been in effect during the entire period, the annualized expense ratio for the Municipal Money Market Fund would have been .47% and the expenses paid in the actual and hypothetical examples above would have been $2.34 and $2.36, respectively.

Semiannual Report

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 2/28/09	% of fund's investments 8/31/08	% of fund's investments 2/29/08
0 - 30	88.8	90.7	85.5
31 - 90	3.8	3.8	3.5
91 - 180	3.1	2.3	4.8
181 - 397	4.3	3.2	6.2
Weighted Average Maturity
	2/28/09	8/31/08	2/29/08
Fidelity Municipal Money Market	21 Days	21 Days	27 Days
All Tax-Free Money Market Funds Average*	26 Days	31 Days	27 Days
Asset Allocation (% of fund's net assets)
As of February 28, 2009	As of August 31, 2008
Variable Rate Demand Notes (VRDNs) 76.3%	Variable Rate Demand Notes (VRDNs) 78.2%
Commercial Paper (including CP Mode) 12.0%	Commercial Paper (including CP Mode) 9.1%
Tender Bonds 1.7%	Tender Bonds 2.1%
Municipal Notes 4.8%	Municipal Notes 4.6%
Fidelity Municipal Cash Central Fund 3.6%	Fidelity Municipal Cash Central Fund 4.6%
Other Investments 1.4%	Other Investments 0.8%
Net Other Assets 0.2%	Net Other Assets 0.6%

*Source: iMoneyNet, Inc.

Semiannual Report

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.8%
	Principal Amount (000s)	Value (000s)
Alabama - 0.7%
Alabama Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series Merlots 01 A38, 0.75% (Liquidity Facility Bank of New York, New York) (b)(e)(g)	$ 6,200	$ 6,200
Alabama Pub. School & College Auth. Rev. Participating VRDN Series Clipper 08 3, 0.7% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(g)	28,655	28,655
Auburn Indl. Dev. Board Indl. Dev. Rev. (Donaldson Co., Inc. Proj.) Series 1999, 0.92%, LOC Bank of America NA, VRDN (b)(e)	1,920	1,920
Auburn Univ. Gen. Fee Rev. Participating VRDN Series WF 08 55C, 0.65% (Liquidity Facility Wells Fargo & Co.) (a)(b)(g)	23,625	23,625
Courtland Indl. Dev. Board Rev. (Specialty Minerals, Inc. Proj.) 1.15%, LOC Wachovia Bank NA, VRDN (b)(e)	8,000	8,000
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.4%, VRDN (b)(e)	25,500	25,500
Decatur Indl. Dev. Board Solid Waste Disp. Rev. (Amoco Chemical Co. Proj.) Series 1995, 0.52% (BP PLC Guaranteed), VRDN (b)(e)	9,300	9,300
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 B, 0.6%, LOC Wachovia Bank NA, VRDN (b)	14,490	14,490
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2008, 2%, tender 7/15/09 (b)	35,000	35,000
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Theodore Plant Proj.) Series A, 0.6%, VRDN (b)(e)	10,000	10,000
Roanoke Indl. Dev. Board Indl. Dev. Rev. (Steelfab, Inc. Proj.) Series 1997, 1.02%, LOC Bank of America NA, VRDN (b)(e)	710	710
Tuscaloosa Spl. Care Facilities Fing. Auth. Residential Care Family Mtg. Rev. (Capstone Village Proj.) Series C, 0.67%, LOC BNP Paribas SA, VRDN (b)	6,900	6,900
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2007, 0.6%, VRDN (b)(e)	19,000	19,000
		189,300
Alaska - 0.7%
Alaska Indl. Dev. & Export Auth.:
Series 2008 A, 0.8%, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	53,795	53,795
Series 2008 B, 0.6%, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	53,190	53,190
Alaska Int'l. Arpts. Revs. Series 2009 A, 0.8%, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	13,000	13,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Alaska - continued
Anchorage Wastewtr. Rev. Participating VRDN Series Solar 07 97, 0.59% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(g)	$ 24,755	$ 24,755
North Slope Borough Gen. Oblig. Bonds Series 2008 B, 4% 6/30/09	22,015	22,159
Valdez Marine Term. Rev. (ConocoPhillips Proj.) Series 1994 C, 0.4%, VRDN (b)	3,000	3,000
		169,899
Arizona - 1.5%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 B, 0.65%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	11,450	11,450
Series 2008 E, 0.75%, LOC Landesbank Baden-Wuert, VRDN (b)	20,900	20,900
Series 2008 G, 0.5%, LOC U.S. Bank NA, Minnesota, VRDN (b)	49,745	49,745
Series 2008 H, 0.65%, LOC Northern Trust Co., Chicago, VRDN (b)	37,320	37,320
Arizona Trans. Board Hwy. Rev. Participating VRDN Series PT 4605, 0.68% (Liquidity Facility Deutsche Postbank AG) (b)(g)	16,490	16,490
Cochise County Poll. Cont. Rev. Solid Waste Disp. Rev. Bonds (Arizona Elec. Pwr. Coop. Proj.) 2.35%, tender 3/2/09 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (b)(e)	4,200	4,200
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) 0.6%, LOC Bank of America NA, VRDN (b)	4,600	4,600
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Ranchwood Apts. Proj.) Series 2001 A, 0.8%, LOC Fannie Mae, VRDN (b)(e)	9,000	9,000
(San Angelin Apts. Proj.) 0.8%, LOC Fannie Mae, VRDN (b)(e)	14,900	14,900
(San Clemente Apts. Proj.) 0.8%, LOC Fannie Mae, VRDN (b)(e)	10,600	10,600
(San Fernando Apts. Proj.) Series 2004, 0.8%, LOC Fannie Mae, VRDN (b)(e)	6,750	6,750
(San Lucas Apts. Proj.) 0.8%, LOC Fannie Mae, VRDN (b)(e)	12,000	12,000
(San Martin Apts. Proj.):
Series A1, 0.8%, LOC Fannie Mae, VRDN (b)(e)	5,000	5,000
Series A2, 0.8%, LOC Fannie Mae, VRDN (b)(e)	4,300	4,300
(San Miguel Apts. Proj.) 0.8%, LOC Fannie Mae, VRDN (b)(e)	14,900	14,900
(Sands Apts. Proj.) Series 2001 A, 0.8%, LOC Fannie Mae, VRDN (b)(e)	7,000	7,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.: - continued
(Village Square Apts. Proj.) 0.8%, LOC Fannie Mae, VRDN (b)(e)	$ 2,500	$ 2,500
Maricopa County Indl. Dev. Auth. Rev. (Clayton Homes, Inc. Proj.) Series 1998, 0.92%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	4,200	4,200
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series EGL 7050056 Class A, 0.87% (Liquidity Facility Citibank NA) (b)(g)	5,800	5,800
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Paradise Lakes Apt. Proj.):
Series 2007 A, 0.58%, LOC Wachovia Bank NA, VRDN (b)	14,425	14,425
Series 2007 B, 0.73%, LOC Wachovia Bank NA, VRDN (b)(e)	7,100	7,100
Phoenix Indl. Dev. Auth. Rev.:
(Desert Botanical Garden Proj.) Series 2000, 0.63%, LOC JPMorgan Chase Bank, VRDN (b)	2,200	2,200
(Laura Dozer Ctr. Proj.) 1.13%, LOC JPMorgan Chase Bank, VRDN (b)	850	850
(Plastican Proj.) Series 1997, 0.9%, LOC Bank of America NA, VRDN (b)(e)	2,260	2,260
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (Cimarron Place Apts. Proj.) 0.8%, LOC Fannie Mae, VRDN (b)(e)	4,500	4,500
Pima County Indl. Dev. Auth. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 2008 B, 0.5%, LOC JPMorgan Chase Bank, VRDN (b)	38,650	38,650
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BA 08 1095, 0.62% (Liquidity Facility Bank of America NA) (b)(g)	12,500	12,500
Series BBT 08 09, 0.62% (Liquidity Facility Branch Banking & Trust Co.) (b)(g)	17,720	17,720
Series Putters 3242, 0.6% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	2,600	2,600
Show Low Indl. Dev. Auth. Solid Waste Disp. Rev. (Snowflake White Mountain Pwr. LLC Proj.) Series 2006, 0.78%, LOC JPMorgan Chase Bank, VRDN (b)(e)	24,750	24,750
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.7%, LOC JPMorgan Chase Bank, VRDN (b)	21,825	21,825
		391,035
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arkansas - 0.6%
Arkansas Dev. Auth. Indl. Dev. Rev. (Stratton Seed Co. Proj.) Series 1999, 0.92%, LOC Bank of America NA, VRDN (b)(e)	$ 1,600	$ 1,600
Arkansas Dev. Fin. Auth. Econ. Dev. Rev. (Taber Extrusions Proj.) 0.9%, LOC Bank of America NA, VRDN (b)(e)	10,000	10,000
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 0.77%, LOC Fannie Mae, VRDN (b)(e)	7,700	7,700
Arkansas Dev. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series ROC II R 121, 0.76% (Liquidity Facility Citibank NA) (b)(e)(g)	1,745	1,745
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 0.78%, VRDN (b)(e)	34,400	34,400
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) 0.65%, LOC Royal Bank of Scotland PLC, VRDN (b)(e)	95,000	95,000
		150,445
California - 0.5%
Anaheim Pub. Fing. Auth. Rev. Participating VRDN Series ROC II R 861, 0.81% (Liquidity Facility Citibank NA) (b)(g)	15,825	15,825
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series ROC II R 11453, 0.63% (Liquidity Facility Citibank NA) (b)(g)	3,600	3,600
California Infrastructure & Econ. Dev. Bank Rev.:
(California Academy of Sciences Proj.) Series 2008 A, 0.35%, LOC U.S. Bank NA, Minnesota, VRDN (b)	6,200	6,200
(India Cmnty. Ctr., Inc. Proj.) Series 2007 A, 0.45%, LOC Bank of America NA, VRDN (b)	3,450	3,450
(Nelson Name Plate Co. Proj.) Series 1999, 0.67%, LOC Bank of America NA, VRDN (b)(e)	435	435
California Statewide Cmntys. Dev. Auth. Rev. Series 2008 B, 0.3% 3/4/09, CP	70,000	70,000
Los Angeles Unified School District Participating VRDN Series ROC II R 11718, 0.63% (Liquidity Facility Citibank NA) (b)(g)	6,230	6,230
Sacramento Hsg. Auth. Multi-family (Phoenix Park II Apts. Proj.) 0.59%, LOC Citibank NA, VRDN (b)(e)	9,555	9,555
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series ROC II R 12223, 0.63% (Liquidity Facility Citibank NA) (b)(g)	$ 9,205	$ 9,205
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev. (Mission Creek Cmnty. Proj.) Series B, 0.59%, LOC Citibank NA, VRDN (b)(e)	7,565	7,565
		132,065
Colorado - 2.5%
Adams County Hsg. Auth. (Semper Village Apts. Proj.) Series 2004 A, 0.8%, LOC Fannie Mae, VRDN (b)(e)	14,000	14,000
Aurora Hsg. Auth. Multi-Family Hsg. Rev. (Liberty Creek Proj.) 0.82%, LOC Fannie Mae, VRDN (b)(e)	21,000	21,000
Aurora Multi-family Hsg. Rev. (Aurora Meadows Apts. Proj.) Series 1996, 0.82%, LOC Fannie Mae, VRDN (b)(e)	13,400	13,400
CollegeInvest Rev. Series 2008 IA, 0.7%, LOC Lloyds TSB Bank PLC, VRDN (b)(e)	108,300	108,300
Colorado Dept. of Trans. Rev. Bonds 5.25% 6/15/09	6,325	6,400
Colorado Health Facilities Auth. Rev.:
Participating VRDN Series BA 08 1090, 1.02% (Liquidity Facility Bank of America NA) (b)(g)	9,400	9,400
(Boulder Cmnty. Hosp. Proj.) Series 2003 A, 0.7%, LOC JPMorgan Chase Bank, VRDN (b)	29,890	29,890
(Catholic Health Initiatives Proj.):
Series 2000 B, 0.58% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	2,600	2,600
Series 2004 B:
0.45% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	15,900	15,900
0.66% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	4,475	4,475
(NCMC, Inc. Proj.):
Series 2008 A, 0.55%, LOC Compass Bank, VRDN (b)	13,000	13,000
Series 2008 B, 0.55%, LOC Compass Bank, VRDN (b)	16,430	16,430
Colorado Hsg. & Fin. Auth. Solid Waste Rev. (Waste Mgmt., Inc. Proj.) 0.9%, LOC Wachovia Bank NA, VRDN (b)(e)	7,000	7,000
Colorado Hsg. Fin. Auth. Single Family Mtg. Rev. Series 2003 B3, 0.7% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	30,000	30,000
Colorado Reg'l. Trans. District Sales Tax Rev.:
Participating VRDN:
Series EGL 07 0036, 1.05% (Liquidity Facility Citibank NA) (b)(g)	29,700	29,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Reg'l. Trans. District Sales Tax Rev.: - continued
Participating VRDN:
Series EGL 07 0037, 1.05% (Liquidity Facility Citibank NA) (b)(g)	$ 16,830	$ 16,830
Series EGL 07 0038, 1.05% (Liquidity Facility Citibank NA) (b)(g)	18,080	18,080
Series EGL 07 0040, 1.05% (Liquidity Facility Citibank NA) (b)(g)	30,610	30,610
0.5% 3/2/09, LOC WestLB AG, CP	15,000	15,000
Denver City & County Arpt. Rev.:
Series 2007 A:
0.75% 3/6/09, LOC JPMorgan Chase Bank, LOC Bayerische Landesbank, CP (e)	40,000	40,000
0.75% 3/9/09, LOC JPMorgan Chase Bank, LOC Bayerische Landesbank, CP (e)	40,000	40,000
Series 2008 C1, 0.7%, LOC KBC Bank NV, VRDN (b)	38,800	38,800
Series 2008 C2, 0.83%, LOC Landesbank Baden-Wuert, VRDN (b)(e)	30,000	30,000
Series 2008 C3, 0.83%, LOC Landesbank Baden-Wuert, VRDN (b)(e)	30,000	30,000
Denver City & County Indl. Dev. Rev. (Brass Smith/Kevry Proj.) Series 2009, 0.73%, LOC Wells Fargo Bank NA, VRDN (b)(e)	5,500	5,500
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A2, 0.6%, LOC U.S. Bank NA, Minnesota, VRDN (b)	15,000	15,000
Fort Collins Indl. Dev. Rev. (Phelps-Tointon Millwork Proj.) Series 1993, 3.28%, LOC JPMorgan Chase Bank, VRDN (b)(e)	505	505
Lakewood Hsg. Auth. Multi-family Rev.:
(Ridgemoor Apts. Proj.) Series 2003 A, 0.8%, LOC Fannie Mae, VRDN (b)(e)	16,000	16,000
(Timberleaf Apts. Proj.) 0.8%, LOC Fannie Mae, VRDN (b)(e)	13,850	13,850
Westminster County Multi-family Hsg. Rev. (Lakeview Apts. Proj.) Series 1997, 0.82%, LOC Fannie Mae, VRDN (b)(e)	7,110	7,110
		638,780
Connecticut - 0.3%
Connecticut Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
ROC II R 12227, 0.66% (Liquidity Facility Citibank NA) (b)(g)	6,100	6,100
Series ROC II R 10347, 0.66% (Liquidity Facility Citibank NA) (b)(g)	32,600	32,600
(St. Francis Hosp. & Med. Ctr. Proj.) Series F, 0.65%, LOC JPMorgan Chase Bank, VRDN (b)	12,110	12,110
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Connecticut - continued
Connecticut Hsg. Fin. Auth. Series 2008 E, 0.55% (Liquidity Facility Bank of America NA), VRDN (b)(e)	$ 19,000	$ 19,000
Stamford Hsg. Auth. Multi-family Rev. (Fairfield Apts. Proj.) Series 1998, 0.63%, LOC Bank of America NA, VRDN (b)(e)	11,900	11,900
		81,710
Delaware - 0.8%
Delaware Econ. Dev. Auth. Indl. Dev. Rev. (Delaware Clean Pwr. Proj.) Series 1997 A, 0.85%, VRDN (b)(e)	85,200	85,200
Delaware Econ. Dev. Auth. Rev.:
(Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 1.85%, VRDN (b)(e)	8,000	8,000
Series 1988, 1.85%, VRDN (b)(e)	13,550	13,550
Series 1993 C, 2.1%, VRDN (b)	4,500	4,500
Series 1994, 1.85%, VRDN (b)(e)	20,700	20,700
Series 1999 A, 1%, VRDN (b)	9,830	9,830
Series 1999 B, 1.15%, VRDN (b)(e)	9,900	9,900
(Peninsula United Methodist Homes, Inc. Proj.) Series A, 0.55%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	25,000	25,000
Delaware Hsg. Auth. Rev. Participating VRDN:
Series Merlots 07 C103, 0.75% (Liquidity Facility Bank of New York, New York) (b)(e)(g)	6,635	6,635
Series Merlots 07 C66, 0.75% (Liquidity Facility Bank of New York, New York) (b)(e)(g)	7,815	7,815
Series Putter 1513, 1.12% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(g)	6,070	6,070
New Castle County Multi-Family Rent Hsg. Rev. (Fairfield English Village Proj.) 0.8%, LOC Fannie Mae, VRDN (b)(e)	8,200	8,200
		205,400
District Of Columbia - 2.5%
District of Columbia Gen. Oblig.:
Series 2001 C, 0.53%, LOC JPMorgan Chase Bank, VRDN (b)	38,685	38,685
Series 2008 B, 0.65%, LOC Bank of America NA, VRDN (b)	15,625	15,625
TRAN 2.5% 9/30/09	46,500	46,879
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Trenton Park Apts. Proj.) Series 2001, 0.9%, LOC Bank of America NA, VRDN (b)(e)	3,045	3,045
District of Columbia Rev.:
Bonds (American Nat'l. Red Cross Proj.) Series 2000, 0.5% tender 3/6/09, LOC JPMorgan Chase Bank, CP mode	3,500	3,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Rev.: - continued
(Arnold & Porter Proj.) Series 1999, 0.97%, LOC Branch Banking & Trust Co., VRDN (b)(e)	$ 1,450	$ 1,450
(Ctr. For Strategic & Int'l. Studies Proj.) 0.6%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	6,730	6,730
(Fort Lincoln New Town/Premium Distributors LLC Proj.) Series 2000, 0.78%, LOC Wachovia Bank NA, VRDN (b)(e)	7,775	7,775
(Medlantic/Helix Proj.) Series 1998 A Tranche I, 0.6%, LOC Wachovia Bank NA, VRDN (b)	5,000	5,000
(The AARP Foundation Proj.) Series 2004, 0.65%, LOC Bank of America NA, VRDN (b)	8,600	8,600
(Washington Drama Society, Inc. Proj.) Series 2008, 0.55%, LOC JPMorgan Chase Bank, VRDN (b)	10,000	10,000
District of Columbia Univ. Rev. (American Univ. Proj.) Series 2003, 0.65%, LOC Bank of America NA, VRDN (b)	10,800	10,800
Metropolitan Washington Arpts. Auth. Passenger Facility Charges Rev. Series 2005 2A:
0.7% 3/2/09, LOC Landesbank Baden-Wuert, LOC WestLB AG, CP (e)	32,475	32,475
0.8% 3/9/09, LOC Landesbank Baden-Wuert, LOC WestLB AG, CP (e)	17,525	17,525
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Participating VRDN:
Series BBT 2040, 0.6% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)(g)	4,920	4,920
Series BBT 2054, 0.58% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)(g)	5,000	5,000
Series DB 505, 0.65% (Liquidity Facility Deutsche Bank AG) (b)(e)(g)	7,620	7,620
Series DB 677, 0.65% (Liquidity Facility Deutsche Bank AG) (b)(e)(g)	7,822	7,822
Series DB 679, 0.65% (Liquidity Facility Deutsche Bank AG) (b)(e)(g)	10,000	10,000
Series EGL 06 0151, 1.13% (Liquidity Facility Citibank NA) (b)(e)(g)	9,400	9,400
Series EGL 06 8 Class A, 1.14% (Liquidity Facility Citibank NA) (b)(e)(g)	31,925	31,925
Series EGL 07 0025, 0.93% (Liquidity Facility Citibank NA) (b)(e)(g)	51,380	51,380
Series EGL 07 0026, 1.14% (Liquidity Facility Citibank NA) (b)(e)(g)	29,590	29,590
Series EGL 07 0122, 1.14% (Liquidity Facility Citibank NA) (b)(e)(g)	56,550	56,550
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
Metropolitan Washington DC Arpts. Auth. Sys. Rev.: - continued
Participating VRDN:
Series Putters 1691, 0.9% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)	$ 10,985	$ 10,985
Series Putters 2855, 0.97% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)	3,545	3,545
Series ROC II R 10335, 0.94% (Liquidity Facility Citibank NA) (b)(e)(g)	14,850	14,850
Series ROC II R 10336, 0.94% (Liquidity Facility Citibank NA) (b)(e)(g)	12,375	12,375
Series ROC II R 54, 0.99% (Liquidity Facility Citibank NA) (b)(e)(g)	2,495	2,495
Series 1A, 1.15% 4/3/09, LOC JPMorgan Chase Bank, CP (e)	30,000	30,000
Series 2003 D1, 0.55%, LOC Wachovia Bank NA, VRDN (b)(e)	39,640	39,640
Series A:
0.45% 3/11/09, LOC Bank of America NA, CP (e)	36,100	36,100
2% 3/25/09, LOC JPMorgan Chase Bank, CP (e)	50,000	50,000
Series B, 0.65% 3/17/09, LOC Bank of America NA, CP (e)	39,000	39,000
		661,286
Florida - 9.1%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hospitals & Clinics, Inc. Proj.):
Series 2008 A, 0.65% tender 4/7/09, LOC Bank of America NA, CP mode	39,600	39,600
Series 2008 B:
0.6% tender 4/6/09, LOC Bank of America NA, CP mode	15,000	15,000
0.65% tender 4/7/09, LOC Bank of America NA, CP mode	20,000	20,000
Austin Trust Various States Participating VRDN Series BA 08 1143, 0.87% (Liquidity Facility Bank of America NA) (b)(e)(g)	8,100	8,100
Brevard County Hsg. Fin. Auth. (Manatee Cove Apts. Proj.) 0.87%, LOC Citibank NA, VRDN (b)(e)	11,305	11,305
Brevard County School District TAN Series 2008, 4% 6/30/09	35,000	35,174
Broward County Fin. Auth. Multi-family Hsg. Rev.:
(Pinnacle Village Apts. Proj.) 0.99%, LOC Citibank NA, VRDN (b)(e)	6,900	6,900
(Sanctuary Apts Proj.) Series A, 0.75%, LOC Fannie Mae, VRDN (b)(e)	16,230	16,230
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 2008, 0.73%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)(e)	$ 10,345	$ 10,345
Broward County School District TAN Series 2008, 3.5% 9/30/09	87,000	87,856
Cape Coral Gen. Oblig. 0.45% 3/6/09, LOC Bank of America NA, CP	53,924	53,924
Charlotte County Hsg. Fin. Multi-family Rev. (Murdock Circle Apt. Proj.) Series 2000, 0.99%, LOC Bank of America NA, VRDN (b)(e)	6,495	6,495
Clay County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Nassau Club Apts. Proj.) 0.74%, LOC Fannie Mae, VRDN (b)(e)	10,105	10,105
Coconut Creek Indl. Dev. Rev. (Elite Aluminum Corp. Proj.) Series 2002, 0.9%, LOC Bank of America NA, VRDN (b)(e)	1,645	1,645
Collier County Hsg. Fin. Auth. Multi-family Rev.:
(Sawgrass Pines Apts. Proj.) 0.75%, LOC Fannie Mae, VRDN (b)(e)	6,800	6,800
(Summer Lakes Phase II Apts. Proj.) 0.87%, LOC Citibank NA, VRDN (b)(e)	21,880	21,880
Dade County Indl. Dev. Auth. Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) 1.25%, VRDN (b)	7,500	7,500
Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1993, 0.52%, VRDN (b)	15,300	15,300
Dade County Multi-family Hsg. Rev. (Biscayne View Apts. Proj.) Series 1993, 0.82% (Monumental Life Ins. Co. Guaranteed), VRDN (b)(e)	28,475	28,475
Escambia County Poll. Cont. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2003, 2.35%, tender 5/15/09 (b)	21,950	21,950
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series BA 08 1059, 0.62% (Liquidity Facility Bank of America NA) (b)(g)	4,165	4,165
Series BA 08 1068, 0.62% (Liquidity Facility Bank of America NA) (b)(g)	9,585	9,585
Series BA 08 1083, 0.62% (Liquidity Facility Bank of America NA) (b)(g)	18,920	18,920
Series EGL 7050054 Class A, 0.69% (Liquidity Facility Citibank NA) (b)(g)	18,840	18,840
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series Putters 2539, 0.6% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	3,550	3,550
Florida Dev. Fin. Corp. Indl. Dev. (The Ultimate Umbrella Co., Inc. Proj.) Series 2003 B3, 0.93%, LOC Wachovia Bank NA, VRDN (b)(e)	630	630
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Hsg. Fin. Agcy. Rev.:
(Ashley Lake Park II Proj.) Series J, 0.95%, LOC Freddie Mac, VRDN (b)(e)	$ 24,000	$ 24,000
(Bainbridge Club Apt. Proj.) Series M, 0.95%, LOC Fannie Mae, VRDN (b)(e)	5,870	5,870
(Banyan Bay Apts. Proj.) 0.95%, LOC Fannie Mae, VRDN (b)(e)	8,650	8,650
Florida Hsg. Fin. Corp. Participating VRDN Series Clipper 05 40, 0.79% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)(g)	38,630	38,630
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Avalon Reserve Apts. Proj.) Series 2003 R1, 0.75%, LOC Fannie Mae, VRDN (b)(e)	14,900	14,900
(Clascona Groves Apts. Proj.) Series A, 0.75%, LOC Citibank NA, VRDN (b)(e)	9,200	9,200
(Collins Cove Sr. Apts. Proj.) Series 2003 W, 0.75%, LOC Citibank NA, VRDN (b)(e)	5,700	5,700
(Grande Court at North Port Apts. Proj.) Series 2004 E, 0.75%, LOC Fannie Mae, VRDN (b)(e)	6,000	6,000
(Lynn Lake Apts. Proj.) Series B1, 0.69%, LOC Freddie Mac, VRDN (b)(e)	20,210	20,210
(Mill Creek Apts. Proj.) 0.75%, LOC Fannie Mae, VRDN (b)(e)	15,400	15,400
(Pinnacle Grove Apts. Proj.) Series 2003 A, 0.75%, LOC Fannie Mae, VRDN (b)(e)	7,950	7,950
(Pinnacle Pointe Apts. Proj.) Series 2003 N, 0.75%, LOC Citibank NA, VRDN (b)(e)	14,145	14,145
(Riverwalk I Apts. Proj.) Series 2008 E, 0.7%, LOC Freddie Mac, VRDN (b)(e)	5,075	5,075
(Savannah Springs Apts. Proj.) Series G, 0.8%, LOC Citibank NA, VRDN (b)(e)	7,450	7,450
(Sterling Palms Apts. Proj.) Series F, 0.75%, LOC Fannie Mae, VRDN (b)(e)	14,170	14,170
Florida Hsg. Fin. Corp. Rev.:
Participating VRDN:
Series BA 07 1034, 0.87% (Liquidity Facility Bank of America NA) (b)(e)(g)	6,475	6,475
Series BA 08 1191, 0.87% (Liquidity Facility Bank of America NA) (b)(e)(g)	9,735	9,735
Series Merlots 07 C64, 0.75% (Liquidity Facility Bank of New York, New York) (b)(e)(g)	10,515	10,515
Series Putters 1336 B, 0.75% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(g)	2,865	2,865
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Hsg. Fin. Corp. Rev.: - continued
Participating VRDN:
Series Putters 1340, 0.75% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(g)	$ 20,850	$ 20,850
Series ROC II R 11688, 0.77% (Liquidity Facility Citibank NA) (b)(e)(g)	6,185	6,185
(Riverside Apts. Proj.) Series 2000 1, 0.74%, LOC Bank of America NA, VRDN (b)(e)	13,160	13,160
(Tuscany Lakes Apts. Proj.) Series 2002 K1, 0.87%, LOC Fannie Mae, VRDN (b)(e)	4,000	4,000
(Valencia Village Apts. Proj.) Series G, 0.74%, LOC Fannie Mae, VRDN (b)(e)	11,755	11,755
(Waterford Pointe Apts. Proj.) Series 2000 E1, 0.75%, LOC Fannie Mae, VRDN (b)(e)	8,155	8,155
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Bonds Series 2006 A, 5% 7/1/09	38,450	38,787
Florida Local Govt. Fin. Commission Auth. Rev. Series A, 0.55% 4/6/09, LOC Wachovia Bank NA, CP	10,000	10,000
Gainesville Utils. Sys. Rev. 0.55% 3/6/09, CP	31,000	31,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2003 A, 0.8% 3/11/09, LOC Bayerische Landesbank Girozentrale, LOC State Street Bank & Trust Co., Boston, CP (e)	5,256	5,256
Series A, 0.8% 3/11/09, LOC Bayerische Landesbank, LOC State Street Bank & Trust Co., Boston, CP	53,000	53,000
Highlands County Health Facilities Auth. Rev. Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2005 I, 5%, tender 11/16/09 (b)	5,000	5,105
Hillsborough County Aviation Auth. Rev.:
Participating VRDN Series DB 645, 0.65% (Liquidity Facility Deutsche Bank AG) (b)(e)(g)	50,025	50,025
Series B:
0.65% 3/11/09, LOC Landesbank Baden-Wuert, CP (e)	45,500	45,500
0.65% 3/11/09, LOC Landesbank Baden-Wuert, CP (e)	4,500	4,500
0.9% 3/5/09, LOC Landesbank Baden-Wuert, CP (e)	9,500	9,500
0.93% 3/3/09, LOC Landesbank Baden-Wuert, CP (e)	4,500	4,500
Series D, 0.65% 3/11/09, LOC Landesbank Baden-Wuert, CP (e)	6,000	6,000
Hillsborough County Cap. Impt. Prog. Rev. Series A, 0.5% 3/19/09, LOC State Street Bank & Trust Co., Boston, CP	26,811	26,811
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Claymore Crossings Apt. Proj.) 0.74%, LOC Citibank NA, VRDN (b)(e)	7,590	7,590
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.: - continued
(Grande Oaks Apts. Proj.) Series A, 0.75%, LOC Fannie Mae, VRDN (b)(e)	$ 7,200	$ 7,200
(Hunters Run Apts. Proj.) Series 2002 A, 0.74%, LOC Fannie Mae, VRDN (b)(e)	9,000	9,000
(Lakewood Shores Apt. Proj.) Series 2000 A, 0.74%, LOC Bank of America NA, VRDN (b)(e)	6,910	6,910
(Meridian Pointe Apts. Proj.) 0.87%, LOC Citibank NA, VRDN (b)(e)	12,875	12,875
(Mobley Park Apts. Proj.) Series A, 0.75%, LOC Freddie Mac, VRDN (b)(e)	8,000	8,000
(Morgan Creek Apts. Proj.) 0.75%, LOC Fannie Mae, VRDN (b)(e)	12,700	12,700
(Royal Palm Key Apts. Proj.) 0.74%, LOC Fannie Mae, VRDN (b)(e)	8,780	8,780
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Vigo Importing Co. Proj.) 1%, LOC Bank of America NA, VRDN (b)(e)	500	500
Indian River County School District TAN 2.75% 6/30/09	12,000	12,043
Jacksonville Econ. Dev. Commission Indl. Dev. Rev. (STI Proj.) Series 2002, 0.9%, LOC Bank of America NA, VRDN (b)(e)	7,350	7,350
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series BA 09 1209X, 0.62% (Liquidity Facility Bank of America NA) (b)(g)	10,570	10,570
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.):
Series 2001, 0.55%, LOC Wachovia Bank NA, VRDN (b)	28,000	28,000
Series 2003 A, 0.6%, LOC Bank of America NA, VRDN (b)	1,450	1,450
Series 2007 B, 0.66%, LOC Branch Banking & Trust Co., VRDN (b)	5,825	5,825
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Brookwood Forest Apts. Proj.) 0.74%, LOC Fannie Mae, VRDN (b)(e)	9,800	9,800
Jacksonville Poll. Cont. Rev.:
Bonds (Florida Pwr. & Lt. Co. Proj.) Series 1994, 0.45% tender 3/6/09, CP mode	3,000	3,000
(Florida Pwr. & Lt. Co. Proj.) Series 1995, 1.25%, VRDN (b)	16,840	16,840
Jacksonville Port Auth. Rev.:
Participating VRDN Series DB 642, 0.65% (Liquidity Facility Deutsche Bank AG) (b)(e)(g)	28,780	28,780
(Mitsui O.S.K. Lines Ltd. Proj.) 0.7%, LOC Sumitomo Mitsui Banking Corp., VRDN (b)(e)	74,900	74,900
JEA Saint Johns River Pwr. Park Sys. Rev. Bonds Series 18 Issue 2, 5% 10/1/09	5,000	5,087
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Lakeland Energy Sys. Rev. Series 2008 A, 0.4%, LOC BNP Paribas SA, VRDN (b)	$ 8,100	$ 8,100
Lee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Univ. Club Apts. Proj.) Series A, 0.87%, LOC Fannie Mae, VRDN (b)(e)	7,500	7,500
Leesburg Hosp. Rev. (The Villages Reg'l. Hosp. Proj.) Series 2008 B, 0.57%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	14,000	14,000
Manatee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Sabal Palm Harbour Apt. Proj.):
Series 2000 A, 0.99%, LOC Bank of America NA, VRDN (b)(e)	3,070	3,070
Series 2000 B, 0.99%, LOC Bank of America NA, VRDN (b)(e)	3,140	3,140
Manatee County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1994, 0.7%, VRDN (b)	13,700	13,700
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 0.55%, VRDN (b)	56,900	56,900
Miami-Dade County Aviation Rev. Participating VRDN:
Series BA 08 1139X, 0.87% (Liquidity Facility Bank of America NA) (b)(e)(g)	7,500	7,500
Series BA 08 1144, 0.87% (Liquidity Facility Bank of America NA) (b)(e)(g)	17,000	17,000
Series EGL 06 40 Class A, 0.82% (Liquidity Facility Citibank NA) (b)(e)(g)	9,900	9,900
Series EGL 07 0126, 0.82% (Liquidity Facility Citibank NA) (b)(e)(g)	66,365	66,365
Series Putters 2586Z, 1.77% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)	7,330	7,330
Miami-Dade County Hsg. Fin. Auth. Multi-family Mtg. Rev. (22nd Avenue Apts., 183rd Street Apts. & 187th Street Apts. Proj.) Series 2003 3, 0.87%, LOC Citibank NA, VRDN (b)(e)	17,075	17,075
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) 0.9%, LOC Bank of America NA, VRDN (b)(e)	10,600	10,600
Miami-Dade County Transit Sales Surtax Rev. Participating VRDN:
Series BA 08 1160, 0.62% (Liquidity Facility Bank of America NA) (b)(g)	32,570	32,570
Series EGL 06 101 Class A, 0.89% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(g)	11,540	11,540
North Broward Hosp. District Series 2005 A, 0.63%, LOC Wachovia Bank NA, VRDN (b)	26,725	26,725
Ocean Hwy. & Port Auth. Rev. Series 1990, 0.73%, LOC Wachovia Bank NA, VRDN (b)(e)	1,000	1,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Hsg. Fin. Auth. Homeowner Rev. Bonds 1.22%, tender 3/5/09 (b)(e)	$ 4,645	$ 4,645
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Alta Westgate Apts. Proj.) Series C, 0.87%, LOC Citibank NA, VRDN (b)(e)	13,740	13,740
(Osprey Ridge Apts. Proj.) Series 2000 H, 0.75%, LOC Fannie Mae, VRDN (b)(e)	7,960	7,960
(West Point Villas Apts. Proj.) Series 2000 F, 0.75%, LOC Fannie Mae, VRDN (b)(e)	11,500	11,500
Orange County Indl. Dev. Auth. Indl. Dev. Rev.:
(Advanced Drainage Sys., Inc. Proj.) 1.1%, LOC Nat'l. City Bank Cleveland, VRDN (b)(e)	1,675	1,675
(Central Florida YMCA Proj.) Series 2005, 0.65%, LOC Bank of America NA, VRDN (b)	2,390	2,390
Orange County School District TAN 4% 10/1/09	43,000	43,399
Orlando & Orange County Expressway Auth. Rev. Series 2008 B1, 0.65%, LOC Bank of America NA, VRDN (b)	61,140	61,140
Orlando Utils. Commission Util. Sys. Rev. Bonds 5.25% 7/1/09	6,450	6,522
Orlando Utils. Commission Wtr. & Elec. Rev. Bonds Series 1992, 6% 10/1/09	7,620	7,840
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 0.74%, LOC Fannie Mae, VRDN (b)(e)	9,300	9,300
Palm Beach County Edl. Facilities Auth. (Lynn Univ. Proj.) Series 2001, 0.65%, LOC Bank of America NA, VRDN (b)	12,070	12,070
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Renaissance Apts. Proj.) 0.74%, LOC Fannie Mae, VRDN (b)(e)	18,500	18,500
Palm Beach County Pub. Impt. Rev. Participating VRDN Series BBT 08 53, 0.62% (Liquidity Facility Branch Banking & Trust Co.) (b)(g)	8,625	8,625
Palm Beach County Rev.:
(Hanley Ctr. Proj.) Series 2006, 0.65%, LOC Bank of America NA, VRDN (b)	1,600	1,600
(King's Academy, Inc. Proj.) Series 2006, 0.59%, LOC Wachovia Bank NA, VRDN (b)	15,980	15,980
(Saint Andrew's School of Boca Raton, Inc. Proj.) Series 2007, 0.65%, LOC Bank of America NA, VRDN (b)	7,290	7,290
Palm Beach County School District 0.65% 3/12/09, LOC Bank of America NA, CP	9,200	9,200
Panama City Beach Participating VRDN Series Solar 2006 129, 0.57% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(g)	8,025	8,025
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Pasco County Indl. Dev. Rev. (Pacific Med., Inc. Proj.) Series 1999, 0.95%, LOC Bank of America NA, VRDN (b)(e)	$ 1,575	$ 1,575
Pasco County School Board Ctfs. of Prtn. Series 2008 C, 0.65%, LOC Bank of America NA, VRDN (b)	31,550	31,550
Pinellas County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series CDC 04 4 Class A, 0.86% (Liquidity Facility CDC Fin. CDC IXIS) (b)(e)(g)	465	465
Pinellas County Indl. Council Indl. Dev. Rev. (Hunter Douglas, Inc. Proj.) Series 1997, 0.87%, LOC ABN-AMRO Bank NV, VRDN (b)(e)	3,100	3,100
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 0.74%, LOC Fannie Mae, VRDN (b)(e)	8,400	8,400
Saint Petersburg Health Facilities Auth. Rev. (All Children's Hosp. Proj.) Series 2005 A2, 0.68%, LOC Wachovia Bank NA, VRDN (b)	51,485	51,485
Santa Rosa County Health Facilities Rev. (Baptists Hosp., Inc. Proj.) 0.65%, LOC Bank of America NA, VRDN (b)	3,360	3,360
Sarasota County Pub. Hosp. District Hosp. Rev. (Sarasota Memorial Hosp. Proj.) Series 2008 A, 0.5%, LOC Northern Trust Co., Chicago, VRDN (b)	4,100	4,100
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series BA 07 1030, 0.62% (Liquidity Facility Bank of America NA) (b)(g)	4,520	4,520
Series Putters 2407, 0.6% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	31,495	31,495
Sunshine State Govt. Fing. Commission Rev.:
Series H, 0.85% 5/5/09, CP	12,500	12,500
Series L:
2.4% 3/2/09, LOC Dexia Cr. Local de France, CP	20,700	20,700
2.5% 3/2/09, LOC Dexia Cr. Local de France, CP (e)	125,255	125,255
2.55% 3/2/09, LOC Dexia Cr. Local de France, CP	21,886	21,886
2.65% 3/2/09, LOC Dexia Cr. Local de France, CP (e)	85,645	85,645
Tampa Bay Wtr. Util. Sys. Rev. 0.9%, LOC Bank of America NA, VRDN (b)(e)	19,950	19,950
Tohopekaliga Wtr. Auth. Util. Sys. Rev. Series 2007, 0.56%, LOC Landesbank Hessen-Thuringen, VRDN (b)	13,800	13,800
Volusia County School District TAN Series 2008, 3% 9/9/09	20,000	20,142
		2,363,847
Georgia - 3.1%
Atlanta Tax Allocation (Westside Proj.):
Series 2008, 0.58%, LOC Wachovia Bank NA, VRDN (b)	29,400	29,400
Series A, 0.58%, LOC Wachovia Bank NA, VRDN (b)	28,145	28,145
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev.:
(Capitol Gateway Apts. Proj.) 0.76%, LOC Fannie Mae, VRDN (b)(e)	$ 8,475	$ 8,475
(Carver Redev. Proj.) Series 2000, 0.87%, LOC Fannie Mae, VRDN (b)(e)	4,015	4,015
(Collegetown at Harris Homes Phase I Proj.) 0.71%, LOC Fannie Mae, VRDN (b)(e)	7,530	7,530
Bartow County Dev. Auth. Poll. Cont. Rev.:
Series 2007-1, 0.55% 4/7/09, CP (e)	35,000	35,000
Series 2007-2:
0.6% 4/7/09, CP (e)	60,000	60,000
0.8% 4/6/09, CP (e)	10,150	10,150
1% 5/8/09, CP (e)	5,000	5,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.) Eighth Series 1994, 0.55%, VRDN (b)	20,000	20,000
Series 1995-2, 0.85% 6/2/09, CP	25,000	25,000
Canton Hsg. Auth. Multi-family Hsg. Rev.:
(Alta Ridgewalk Apts. Proj.) Series 2003, 0.69%, LOC Freddie Mac, VRDN (b)(e)	20,450	20,450
(Canton Mill Lofts Proj.) Series 1999, 0.83%, LOC Branch Banking & Trust Co., VRDN (b)(e)	14,305	14,305
Covington Hsg. Auth. Multi-family Rev. (Wellington Ridge Apt. Proj.) 0.74%, LOC Freddie Mac, VRDN (b)(e)	9,805	9,805
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Eagles Trace Apts. Proj.) Series 1996, 0.74%, LOC Fannie Mae, VRDN (b)(e)	8,150	8,150
Floyd County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Hammond Proj.) First Series 2008, 0.55%, VRDN (b)(e)	27,500	27,500
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.):
Series 2008 B, 0.62%, LOC Landesbank Baden-Wuert, VRDN (b)	13,000	13,000
Series 2008 D, 0.62%, LOC Landesbank Baden-Wuert, VRDN (b)	24,000	24,000
Series 2008 H, 0.62%, LOC Landesbank Baden-Wuert, VRDN (b)	30,740	30,740
Georgia Gen. Oblig.:
Bonds Series B, 5% 5/1/09	13,265	13,342
Participating VRDN:
Series ROC II R 11491, 0.68% (Liquidity Facility Citibank NA) (b)(g)	16,780	16,780
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Georgia Gen. Oblig.: - continued
Participating VRDN:
Series WF 08 12C, 0.65% (Liquidity Facility Wells Fargo & Co.) (b)(g)	$ 13,145	$ 13,145
Georgia Muni. Gas Auth. Rev. Bonds (Gas Portfolio III Proj.):
Series D, 3% 12/16/09	13,800	13,907
Series E, 3% 12/16/09	20,700	20,861
Georgia Road & Thruway Auth. Rev. Bonds Series 2008 A, 5% 6/1/09	10,000	10,076
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2008 B, 0.63%, LOC Branch Banking & Trust Co., VRDN (b)	11,690	11,690
Gwinnett County Dev. Auth. Indl. Dev. Rev. (Curtis 1000, Inc. Proj.) Series 1996, 0.87%, LOC Wells Fargo Bank NA, VRDN (b)(e)	6,460	6,460
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev. (Herrington Woods Apt. Proj.) Series 1996 A, 0.74%, LOC Fannie Mae, VRDN (b)(e)	12,235	12,235
Gwinnett County School District Gen. Oblig. Participating VRDN Series BBT 08 38, 0.62% (Liquidity Facility Branch Banking & Trust Co.) (b)(g)	8,365	8,365
Hall County Gainesville Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.) Series 2008 G, 1.02% (Assured Guaranty Corp. Insured), VRDN (b)	73,000	73,000
Henry County Dev. Auth. Solid Waste Rev. (Atlas Roofing Corp. Proj.) Series 1997, 0.87%, LOC Bank of America NA, VRDN (b)(e)	9,800	9,800
Henry County School District Bonds Series 2007 A, 5% 4/1/09	9,000	9,026
Kennesaw Dev. Auth. Multifamily Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 0.72%, LOC Freddie Mac, VRDN (b)(e)	7,350	7,350
Loganville Hsg. Auth. Multi-family Hsg. Rev. (Alexander Crossing Apt. Proj.) 0.77%, LOC Freddie Mac, VRDN (b)(e)	15,555	15,555
Macon-Bibb County Indl. Auth. Dev. (Diamond Plastics Corp. Proj.) Series 1999, 0.9%, LOC Bank of America NA, VRDN (b)(e)	1,300	1,300
Muni. Elec. Auth. of Georgia:
Series 1985 B, 3.5%, LOC Landesbank Hessen-Thuringen, VRDN (b)	4,800	4,800
Series A:
0.55% 3/26/09, LOC Bayerische Landesbank Girozentrale, LOC WestLB AG, CP	36,000	36,000
0.65% 4/2/09, LOC Bayerische Landesbank Girozentrale, LOC WestLB AG, CP	18,000	18,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Newnan Dev. Auth. Multi-family Hsg. Rev. (The Club at Newnan Crossing Proj.) 0.8%, LOC Fannie Mae, VRDN (b)(e)	$ 8,225	$ 8,225
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Walton Centennial Proj.) Series A, 0.71%, LOC Wachovia Bank NA, VRDN (b)(e)	19,200	19,200
Savannah Econ. Dev. Auth. Rev.:
(Home Depot, Inc. Proj.) Series 1995 A, 2.27%, VRDN (b)(e)	57,400	57,400
(Kaolin Terminals, Inc. Proj.) 0.9%, LOC Bank of America NA, VRDN (b)(e)	27,971	27,971
Sugar Hill Hsg. Auth. Multi-family Rev. (Level Creek Apts. Proj.) Series 1997, 0.73%, LOC Citibank NA, VRDN (b)(e)	11,290	11,290
Worth County Indl. Dev. Auth. Indl. Dev. Rev. (Seabrook Enterprises, Inc. Proj.) Series 1996 A, 0.62%, LOC Harris NA, VRDN (b)	3,800	3,800
		810,243
Hawaii - 0.2%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating VRDN Series EGL 07 0034, 0.95% (Liquidity Facility Citibank NA) (b)(e)(g)	44,000	44,000
Honolulu City and County Wastewtr. Sys. Participating VRDN Series ROC II R 12194, 0.91% (Liquidity Facility Citibank NA) (b)(g)	9,900	9,900
		53,900
Illinois - 3.8%
Aurora Single Family Mtg. Rev. Participating VRDN Series DB 616, 0.66% (Liquidity Facility Deutsche Bank AG) (b)(e)(g)	10,735	10,735
Belvidere Indl. Dev. Rev. (R&D Thiel, Inc. Proj.) Series 1996, 0.92%, LOC Bank of America NA, VRDN (b)(e)	2,420	2,420
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) Series 1997, 0.68%, LOC Fannie Mae, VRDN (b)(e)	2,000	2,000
Chicago Arpt. Spl. Facilities Rev. (Centerpoint O'Hare Proj.) 0.78%, LOC JPMorgan Chase Bank, VRDN (b)(e)	39,300	39,300
Chicago Gen. Oblig.:
Bonds Series 2008, 0.7%, tender 10/7/09, LOC Harris NA (b)	20,000	20,000
Participating VRDN:
Series EGL 07 0059, 1.06% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(g)	48,500	48,500
Series ROC II R 745PB, 0.67% (Liquidity Facility Deutsche Postbank AG) (b)(g)	15,510	15,510
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Indl. Dev. Rev. (Chicago Scenic Studios, Inc. Proj.) Series 2000, 1.07%, LOC Harris NA, VRDN (b)(e)	$ 3,185	$ 3,185
Chicago O'Hare Int'l. Arpt. Rev.:
Participating VRDN Series ROC II R 11517, 0.88% (Liquidity Facility Citibank NA) (b)(g)	11,525	11,525
Series 2005 C, 0.62%, LOC Landesbank Baden-Wuert, VRDN (b)	115,500	115,500
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev.:
(Lufthansa German Airlines Proj.) Series 2001, 0.77%, LOC Bayerische Landesbank Girozentrale, VRDN (b)(e)	43,770	43,770
(O'Hare Tech Ctr. II LLC Proj.) 0.9%, LOC Bank of America NA, VRDN (b)(e)	5,300	5,300
Chicago Wastewtr. Transmission Rev.:
Series 2008 C1, 0.65%, LOC Harris NA, VRDN (b)	18,115	18,115
Series 2008 C2, 0.65%, LOC Bank of America NA, VRDN (b)	39,115	39,115
Series 2008 C3, 0.65%, LOC Northern Trust Co., Chicago, VRDN (b)	6,500	6,500
Chicago Wtr. Rev.:
Series 2004 A1, 0.5%, LOC California Pub. Employees' Retirement Sys., VRDN (b)	35,000	35,000
Series 2004 A2, 0.5%, LOC California Pub. Employees' Retirement Sys., VRDN (b)	39,900	39,900
Series 2004 A3, 0.5%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	4,225	4,225
City of Rolling Meadows Solid Waste Disp. Rev. (BFI Waste Sys. of North America Proj.) Series 1999, 0.75%, LOC JPMorgan Chase Bank, VRDN (b)(e)	19,580	19,580
Cook County Gen. Oblig. Series 2002 B, 0.66% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	4,000	4,000
Fulton Indl. Dev. Rev. (J.T. Cullen Co., Inc. Proj.) 0.9%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	3,745	3,745
Hodgkins Indl. Dev. Rev. (Central Blacktop Co., Inc. Proj.) 1.01%, LOC Harris NA, VRDN (b)(e)	3,015	3,015
Illinois Dev. Fin. Auth. Indl. Dev. Rev.:
(Camcraft Proj.) Series 1993, 2.42%, LOC JPMorgan Chase Bank, VRDN (b)(e)	100	100
(Delta-Unibus Corp. Proj.) Series 2001, 0.95%, LOC Bank of America NA, VRDN (b)(e)	5,200	5,200
(Mapes & Sprowl Steel Ltd. Proj.) Series 1996 A, 0.97%, LOC Harris NA, VRDN (b)(e)	904	904
(R&R Enterprises 2nd Proj.) Series 1999 A, 1.07%, LOC Harris NA, VRDN (b)(e)	3,715	3,715
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Dev. Fin. Auth. Rev. (Rich Prods. Corp. Proj.) Series 1998, 0.87%, LOC HSBC Bank USA, NA, VRDN (b)(e)	$ 7,825	$ 7,825
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.9%, LOC JPMorgan Chase Bank, VRDN (b)(e)	8,000	8,000
Illinois Edl. Facilities Auth. Revs. (Chicago Children's Museum Proj.) Series 1994, 0.63%, LOC JPMorgan Chase Bank, VRDN (b)	4,200	4,200
Illinois Fin. Auth. Indl. Dev. Rev. (Bohler Uddeholm Corp. Proj.) 0.77%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(e)	10,000	10,000
Illinois Fin. Auth. Rev.:
Bonds (Advocate Health Care Proj.) Series 2008 A2, 0.75%, tender 2/5/10 (b)(h)	14,460	14,460
Participating VRDN:
Series BA 08 1137, 0.62% (Liquidity Facility Bank of America NA) (b)(g)	12,855	12,855
Series DB 601, 0.62% (Liquidity Facility Deutsche Bank AG) (b)(g)	15,220	15,220
Series Putters 3174, 0.6% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	15,620	15,620
Series Putters 3302, 0.6% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	6,120	6,120
(Chicago Symphony Orchestra Proj.) Series 2008, 0.3%, LOC RBS Citizens NA, VRDN (b)	8,000	8,000
(Children's Memorial Hosp. Proj.):
Series 2008 C, 0.5%, LOC JPMorgan Chase Bank, VRDN (b)	30,745	30,745
Series 2008 D, 0.5%, LOC JPMorgan Chase Bank, VRDN (b)	21,700	21,700
(Little Co. of Mary Hosp. Proj.) Series 2008 A, 0.5%, LOC JPMorgan Chase Bank, VRDN (b)	28,400	28,400
(Northwestern Memorial Hosp. Proj.) Series B1, 0.6% (Liquidity Facility Bank of Nova Scotia, New York Agcy.), VRDN (b)	8,600	8,600
(Resurrection Health Care Sys. Proj.) Series 2008 A, 0.7%, LOC Bank of America NA, VRDN (b)	24,300	24,300
(Rockford Mem. Hosp. Proj.) 0.55%, LOC JPMorgan Chase Bank, VRDN (b)	10,300	10,300
(Saint Xavier Univ. Proj.) Series 2008, 0.65%, LOC Bank of America NA, VRDN (b)	5,000	5,000
Illinois Fin. Auth. Solid Waste Rev. (Republic Svcs., Inc. Proj.) Series 2004, 0.78%, LOC JPMorgan Chase Bank, VRDN (b)(e)	18,000	18,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.:
Bonds Series 2006, 5% 1/1/10	$ 15,735	$ 16,247
Participating VRDN:
Series Putters 660, 0.97% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	4,000	4,000
Series Putters 687, 0.97% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	2,995	2,995
Illinois Health Facilities Auth. Rev.:
Bonds (Evanston Northwestern Health Care Corp. Proj.):
Series 1992, 1.5% tender 3/19/09, CP mode	27,200	27,200
Series 1995, 1.5% tender 3/26/09, CP mode	13,600	13,600
1.5% tender 4/9/09, CP mode	10,900	10,900
(Memorial Health Sys. Proj.) Series 2003, 0.65%, LOC JPMorgan Chase Bank, VRDN (b)	24,300	24,300
(OSF Healthcare Sys. Proj.) Series 2001, 0.65%, LOC JPMorgan Chase Bank, VRDN (b)	25,925	25,925
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Prairie Station Apts. Proj.) 0.8%, LOC Fannie Mae, VRDN (b)(e)	17,900	17,900
(Valley View Apts. Proj.) 0.77%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	11,200	11,200
Illinois Sales Tax Rev. Bonds (Illinois FIRST Proj.) Series 2001, 5.5% 6/15/09	4,005	4,057
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN Series Putters 3336, 0.6% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	5,335	5,335
Lake County Solid Waste Disp. Facilities Rev. (Countryside Landfill, Inc. Proj.) Series B, 0.92%, LOC JPMorgan Chase Bank, VRDN (b)(e)	4,320	4,320
Lisle Village Multi-family Hsg. Rev. (Devonshire of Lisle Proj.) Series 1991, 0.8%, LOC Freddie Mac, VRDN (b)(e)	6,000	6,000
Mundelein Indl. Dev. Rev. (Print-O-Tape Proj.) Series 1997, 0.95%, LOC Harris NA, VRDN (b)(e)	2,565	2,565
Palos Hills Multi-family Hsg. Rev. (Green Oaks Proj.) Series 1998, 0.78%, LOC Fannie Mae, VRDN (b)(e)	14,300	14,300
Romeoville Gen. Oblig. Rev. (Lewis Univ. Proj.) Series 2006, 0.65%, LOC JPMorgan Chase Bank, VRDN (b)	1,110	1,110
Saint Charles Indl. Dev. Rev. (Pier 1 Imports-Midwest, Inc. Proj.) Series 1986, 0.9%, LOC JPMorgan Chase Bank, VRDN (b)(e)	9,500	9,500
Univ. of Illinois Univ. Revs. (UIC South Campus Dev. Proj.) Series 2008, 0.63%, LOC JPMorgan Chase Bank, VRDN (b)	9,500	9,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Will County Exempt Facilities Rev. (Amoco Chemical Co. Proj.) Series 1998 A, 0.52%, VRDN (b)(e)	$ 6,000	$ 6,000
Yorkville Svc. Area 2004-106 Tax (MPI Grande Reserve Proj.) 0.65%, LOC Bank of America NA, VRDN (b)	7,205	7,205
		974,363
Indiana - 3.1%
Anderson Econ. Dev. Auth. Rev. (AppleCreek Commons Proj.) 0.92%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(e)	5,420	5,420
Crawford County Econ. Dev. Rev. (Jasper Engine Exchange Proj.) Series 1997, 0.9%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	2,000	2,000
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.65%, LOC JPMorgan Chase Bank, VRDN (b)	18,600	18,600
Elkhart County Multi-family Hsg. Rev. (Pedcor Investments Proj.) Series 2000, 0.82%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(e)	7,761	7,761
Hammond Swr. & Solid Waste Disp. Rev. (Cargill, Inc. Proj.) 0.92%, VRDN (b)(e)	32,500	32,500
Indiana Dev. Fin. Auth. Envir. Rev.:
(Duke Energy Indiana, Inc. Proj.):
Series 2009 A2, 0.6%, LOC Bank of America NA, VRDN (b)(e)	3,250	3,250
Series 2009 A3, 0.85%, LOC Bank of America NA, VRDN (b)(e)	10,300	10,300
Series 2009 A4, 0.65%, LOC Bank of America NA, VRDN (b)(e)	24,000	24,000
Series 2009 A5, 0.61%, LOC Bank of America NA, VRDN (b)(e)	16,000	16,000
(Mittal Steel Co. Proj.) 0.78%, LOC Banco Bilbao Vizcaya Argentaria SA, VRDN (b)(e)	34,750	34,750
(PSI Energy Proj.) Series A, 0.8%, LOC Barclays Bank PLC, VRDN (b)(e)	36,400	36,400
(PSI Energy, Inc. Proj.) Series B, 0.75%, LOC Calyon SA, VRDN (b)(e)	39,500	39,500
Series 2005, 0.65%, LOC Royal Bank of Scotland PLC, VRDN (b)	7,300	7,300
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 0.63%, LOC JPMorgan Chase Bank, VRDN (b)	20,000	20,000
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series 2002 A, 0.9%, LOC JPMorgan Chase Bank, VRDN (b)(e)	6,250	6,250
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.): - continued
Series 2002 B, 0.87%, LOC JPMorgan Chase Bank, VRDN (b)(e)	$ 7,000	$ 7,000
Indiana Fin. Auth. Health Sys. Rev.:
(Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 B, 0.55%, LOC JPMorgan Chase Bank, VRDN (b)	26,800	26,800
Series 2008 E, 0.6%, LOC Bank of America NA, VRDN (b)	11,000	11,000
Series 2008 H, 0.59%, LOC JPMorgan Chase Bank, VRDN (b)	7,100	7,100
Series 2008 I, 0.54%, LOC Wells Fargo Bank NA, VRDN (b)	7,200	7,200
(Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 A, 0.5%, LOC JPMorgan Chase Bank, VRDN (b)	36,595	36,595
Indiana Fin. Auth. Hosp. Rev.:
(Clarian Health Partners, Inc. Obligated Group Proj.) Series 2008 C, 0.65%, LOC Bank of New York, New York, VRDN (b)	12,505	12,505
(Floyd Memorial Hosp. and Health Svcs. Proj.) Series 2008, 0.65%, LOC Branch Banking & Trust Co., VRDN (b)	4,420	4,420
Indiana Fin. Auth. Rev.:
(DePauw Univ. Proj.) Series 2008 B, 0.62%, LOC Harris NA, VRDN (b)	21,150	21,150
(Trinity Health Cr. Group Proj.) Series 2008 D2, 0.55%, VRDN (b)	21,250	21,250
Indiana Health & Edl. Facilities Fing. Auth. Rev. Participating VRDN Series ROC II R 11160, 0.68% (Liquidity Facility Citibank NA) (b)(g)	7,115	7,115
Indiana Hsg. & Cmnty. Dev. Auth.:
Series 2005 B3, 0.7% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)(e)	29,600	29,600
Series 2005 C3, 0.5% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)(e)	29,600	29,600
Series 2006 A2, 0.58% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)(e)	37,000	37,000
Indiana Hsg. & Cmnty. Dev. Auth. Single Family Mtg. Rev.:
Participating VRDN Series Merlots 07 C52, 0.75% (Liquidity Facility Bank of New York, New York) (b)(e)(g)	5,840	5,840
Series 2008 A2, 0.7% (Liquidity Facility Royal Bank of Canada), VRDN (b)(e)	21,250	21,250
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series Putters 1204, 0.92% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(g)	$ 3,975	$ 3,975
Indiana Trans. Fin. Auth. Hwy. Rev. Participating VRDN Series BA 08 1157, 0.62% (Liquidity Facility Bank of America NA) (b)(g)	7,500	7,500
Indianapolis Econ. Dev. Rev. (Pine Glen Apts. Proj.) 0.72%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (b)(e)	6,245	6,245
Indianapolis Gas Util. Sys. Rev.:
1% 3/6/09, CP	25,000	25,000
1.25% 3/20/09, CP	25,000	25,000
Indianapolis Local Pub. Impt. Bond Bank Participating VRDN Series Putters 2788, 0.6% (Liquidity Facility JPMorgan Chase & Co.) (b)(g)	18,230	18,230
Knox Econ. Dev. Rev. (Toll IN LLC Proj.) 0.9%, LOC Bank of America NA, VRDN (b)(e)	9,435	9,435
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2000, 0.65%, LOC Bank of America NA, VRDN (b)	7,155	7,155
Whiting Envir. Facilities Rev.:
Bonds Series 2008, 1.15%, tender 6/1/09 (Liquidity Facility BP PLC) (b)(e)(h)	32,000	32,000
(BP PLC Proj.):
Series 2002 B, 0.52% (BP PLC Guaranteed), VRDN (b)(e)	10,000	10,000
Series 2002 C, 0.52% (BP PLC Guaranteed), VRDN (b)(e)	40,600	40,600
Series 2003, 0.52%, VRDN (b)(e)	22,700	22,700
Series 2005, 0.52% (BP PLC Guaranteed), VRDN (b)(e)	36,300	36,300
		793,596
Iowa - 0.5%
Iowa Fin. Auth.:
Series 2003 F, 0.7% (Liquidity Facility Wells Fargo Bank NA), VRDN (b)(e)	12,585	12,585
Series 2005 C, 0.75% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(e)	12,000	12,000
Iowa Fin. Auth. Health Care Facilities Rev. (Care Initiatives Proj.) Series 2002, 0.65%, LOC KBC Bank NV, VRDN (b)	7,470	7,470
Iowa Fin. Auth. Health Facilities Rev. (Iowa Health Sys. Proj.):
Series 2008 A1, 1.02% (Assured Guaranty Corp. Insured), VRDN (b)	25,000	25,000
Series 2008 A2, 0.65% (Assured Guaranty Corp. Insured), VRDN (b)	30,000	30,000
Iowa Fin. Auth. Rev. (Museum of Art Foundation Proj.) Series 2003, 0.65%, LOC U.S. Bank NA, Minnesota, VRDN (b)	29,210	29,210
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Iowa - continued
Iowa Fin. Auth. Single Family Rev.:
Participating VRDN Series Putters 1205, 0.92% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(g)	$ 3,560	$ 3,560
(Mtg. Backed Securities Prog.) Series 2004 G, 0.63% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(e)	15,500	15,500
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) Series 2001, 0.65%, LOC Bank of America NA, VRDN (b)	6,300	6,300
		141,625
Kansas - 0.5%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2000, 0.9%, LOC Bank of America NA, VRDN (b)(e)	25,100	25,100
Kansas Dev. Fin. Auth. Lease Rev. (State of Kansas-Dept. of Administration-7th and Harrison State Office Bldg. Proj.) Series 2002 J2, 0.65% (Liquidity Facility Kansas Pooled Money Invt. Board), VRDN (b)	19,600	19,600
Lenexa Multi-family Hsg. Rev. (Meadows Apts. Proj.) Series A, 0.72%, LOC Fannie Mae, VRDN (b)(e)	12,200	12,200
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 C, 0.65%, LOC Bank of America NA, VRDN (b)	25,715	25,715
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2004, 0.65%, LOC Harris NA, VRDN (b)	10,620	10,620
Wyandotte County/Kansas City Unified Govt. Gen. Oblig. BAN Series III, 2.34% 4/1/09	46,700	46,700
		139,935
Kentucky - 2.7%
Carroll County Envir. Facilities Rev.:
(Kentucky Utils. Co. Proj.):
Series 2006 B, 0.92%, LOC Commerzbank AG, VRDN (b)(e)	46,300	46,300
Series 2008 A, 0.9%, LOC Commerzbank AG, VRDN (b)(e)	56,700	56,700
Series 2004 A, 0.9%, LOC Commerzbank AG, VRDN (b)(e)	38,500	38,500
Carroll County Solid Waste Disp. Rev. (North American Stainless LP Proj.) Series 2000, 0.78%, LOC JPMorgan Chase Bank, VRDN (b)(e)	10,000	10,000
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 1.45% (Kimberly-Clark Corp. Guaranteed), VRDN (b)(e)	4,770	4,770
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 1.45% (Kimberly-Clark Corp. Guaranteed), VRDN (b)(e)	$ 67,250	$ 67,250
Series 1993 B, 1.45% (Kimberly-Clark Corp. Guaranteed), VRDN (b)(e)	37,700	37,700
Henderson County Indl. Dev. Auth. (Pittsburg Tank & Tower Co. Proj.) 0.8%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	100	100
Jefferson County Indl. Bldg. Rev. (Wynn Starr Foods Proj.) Series 1996, 3.28%, LOC JPMorgan Chase Bank, VRDN (b)(e)	480	480
Kenton County Arpt. Board Spl. Facilities Rev. Series A, 4%, VRDN (b)(e)	107,300	107,300
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.):
Series 2009 B1, 0.47%, LOC JPMorgan Chase Bank, VRDN (b)	8,375	8,375
Series 2009 B2, 0.6%, LOC JPMorgan Chase Bank, VRDN (b)	9,000	9,000
Kentucky Econ. Dev. Fin. Auth. Indl. Bldg. Rev. (Republic Svcs., Inc. Proj.) Series 2000, 0.63%, LOC Bank of America NA, VRDN (b)(e)	5,000	5,000
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 A, 0.6%, LOC Branch Banking & Trust Co., VRDN (b)	15,000	15,000
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Republic Svcs., Inc. Proj.) Series 2005, 0.78%, LOC JPMorgan Chase Bank, VRDN (b)(e)	12,000	12,000
Kentucky Higher Ed. Student Ln. Corp. Rev.:
Series 2008 A1, 0.9%, LOC State Street Bank & Trust Co., Boston, LOC Bank of America NA, VRDN (b)(e)	124,025	124,025
Series 2008 A2, 0.9%, LOC State Street Bank & Trust Co., Boston, LOC Bank of America NA, VRDN (b)(e)	41,700	41,700
Kentucky Hsg. Corp. Conduit Multi-family Mtg. Rev. (Gleneagles Apts. Proj.) 0.9%, LOC Fannie Mae, VRDN (b)(e)	10,000	10,000
Kentucky Hsg. Corp. Hsg. Rev. Participating VRDN Series Clipper 05 35, 0.79% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)(g)	10,000	10,000
Kentucky Hsg. Corp. Multi-family Rev. (Canterbury Southgate Hsg. Proj.) 0.8%, LOC Freddie Mac, VRDN (b)(e)	13,880	13,880
Larue County Indl. Dev. Rev. (CMH Hodgenville, Inc. Proj.) Series 2000, 0.92%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	6,000	6,000
Lexington-Fayette Urban County Arpt. Rev. Series 2008 A, 0.85%, LOC JPMorgan Chase Bank, VRDN (b)(e)	8,875	8,875
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Louisville & Jefferson County Gen. Oblig. BAN Series A, 2.5% 12/1/09	$ 8,800	$ 8,892
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding, Inc. Proj.):
Series 1999 B, 0.85% (United Parcel Svc. of America Guaranteed), VRDN (b)(e)	12,900	12,900
Series 1999 C, 0.6% (United Parcel Svc. of America Guaranteed), VRDN (b)(e)	33,500	33,500
Mercer County Solid Waste Disp. Facility Rev. (Kentucky Utils. Co. Proj.) Series 2000 A, 0.7%, LOC Commerzbank AG, VRDN (b)(e)	12,900	12,900
		701,147
Louisiana - 1.0%
Lake Charles Hbr. & Term. District Dock & Wharf Rev. (Conoco, Inc. Proj.) Series 2000, 0.8% (ConocoPhillips Guaranteed), VRDN (b)(e)	34,100	34,100
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series Eagle 06 0150, 1.17% (Liquidity Facility Citibank NA) (b)(g)	28,735	28,735
Series EGL 06 30, 1.07% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(g)	36,430	36,430
Series Putters 2378, 0.97% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	14,415	14,415
Series WF 08 6C, 0.69% (Liquidity Facility Wells Fargo & Co.) (b)(g)	17,830	17,830
Louisiana Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN Series Clipper 05 11, 0.79% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)(g)	6,803	6,803
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.):
Series 2005 D, 0.55%, LOC JPMorgan Chase Bank, VRDN (b)	10,000	10,000
Series 2008 A, 0.7%, LOC JPMorgan Chase Bank, VRDN (b)	15,185	15,185
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2002, 0.75%, VRDN (b)(e)	14,000	14,000
Series 2004, 0.75%, VRDN (b)(e)	6,250	6,250
(Christus Health Proj.):
Series 2008 D1, 0.55%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	9,300	9,300
Series 2008 D2, 0.64%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	6,750	6,750
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Port New Orleans Board Commerce Rev. 0.77%, LOC BNP Paribas SA, VRDN (b)(e)	$ 18,745	$ 18,745
Saint Charles Parish Poll. Cont. Rev. (Shell Oil Co.-Norco Proj.) Series 1993, 0.52% (Shell Oil Co. Guaranteed), VRDN (b)(e)	9,000	9,000
South Louisiana Port Commission Port Facilities Rev. (Holnam, Inc. Proj.) 0.69%, LOC Wachovia Bank NA, VRDN (b)(e)	22,000	22,000
		249,543
Maine - 0.5%
Maine Fin. Auth. Solid Waste Disposable Rev. (Casella Waste Systems, Inc. Proj.) 0.9%, LOC Bank of America NA, VRDN (b)(e)	25,000	25,000
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, 0.65%, LOC KBC Bank NV, VRDN (b)	42,200	42,200
Maine Hsg. Auth. Mtg. Purchase Rev. Participating VRDN Series BA 99 P, 0.87% (Liquidity Facility Bank of America NA) (b)(e)(g)	10,915	10,915
Maine Hsg. Auth. Multi-family Dev. Rev. (Park Village Apts. Proj.) 0.72%, LOC Fannie Mae, VRDN (b)(e)	23,100	23,100
Maine Pub. Util. Fin. Pub. Util. Rev. (Maine Pub. Svc. Co. Proj.):
Series 1996, 0.9%, LOC Bank of America NA, VRDN (b)(e)	13,600	13,600
Series 2000, 0.85%, LOC Bank of America NA, VRDN (b)(e)	9,000	9,000
		123,815
Maryland - 1.2%
Baltimore County Gen. Oblig. Series 1995, 0.8% 3/5/09 (Liquidity Facility BNP Paribas SA), CP	13,000	13,000
Baltimore County Metropolitan District 0.35% 3/4/09 (Liquidity Facility BNP Paribas SA), CP	15,000	15,000
Howard County Gen. Oblig. 0.5% 3/4/09 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	15,000	15,000
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev.:
Participating VRDN:
Series Merlots 07 C54, 0.75% (Liquidity Facility Bank of New York, New York) (b)(e)(g)	3,560	3,560
Series Putters 1206, 0.75% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(g)	4,095	4,095
Series Putters 1515, 0.75% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(g)	4,910	4,910
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev.: - continued
Participating VRDN:
(Barrington Apts. Proj.) Series A, 0.8%, LOC Fannie Mae, VRDN (b)(e)	$ 4,150	$ 4,150
(Parlane Apts. Proj.) Series 2001 C, 0.58%, LOC Fannie Mae, VRDN (b)(e)	3,400	3,400
Maryland Econ. Dev. Auth. Rev. (Associated Projs.) Series A, 0.65%, LOC Bank of America NA, VRDN (b)	13,695	13,695
Maryland Econ. Dev. Corp. Rev. (Howard Hughes Med. Institute Proj.) Series 2008 B, 0.45%, VRDN (b)	14,000	14,000
Maryland Gen. Oblig. Bonds (State & Local Facilities Ln. Prog.) Second Series 2002 A, 5.5% 8/1/09	5,000	5,099
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Adventist Healthcare Proj.) Series 2005 A, 0.57%, LOC Bank of America NA, VRDN (b)	9,000	9,000
(Howard County Gen. Hosp. Proj.) Series 2008, 0.55%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	8,000	8,000
(Mercy Med. Ctr. Proj.) Series 2007 D, 0.58%, LOC Wachovia Bank NA, VRDN (b)	28,300	28,300
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 A, 0.66%, LOC Citizens Bank of Pennsylvania, VRDN (b)	11,300	11,300
Series 2008 B, 0.65%, LOC Bank of America NA, VRDN (b)	20,250	20,250
(Upper Chesapeake Hosp. Proj.):
Series 2008 A, 0.6%, LOC Bank of America NA, VRDN (b)	1,100	1,100
Series 2008 B, 0.62%, LOC Branch Banking & Trust Co., VRDN (b)	11,480	11,480
(Villa Julie College, Inc. Proj.) Series 2005, 0.6%, LOC Bank of America NA, VRDN (b)	45,420	45,420
Series F, 0.58% 4/3/09, LOC Bank of America NA, CP	41,100	41,100
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2003 A, 0.97%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	26,000	26,000
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN Series BA 08 1077, 1.02% (Liquidity Facility Bank of America NA) (b)(g)	5,055	5,055
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.65%, LOC Bank of America NA, VRDN (b)	$ 1,080	$ 1,080
Montgomery County Hsg. Opportunities Commission Hsg. Rev. (The Grand Proj.) Series 1997 1, 0.8%, LOC Fannie Mae, VRDN (b)(e)	1,700	1,700
		305,694
Massachusetts - 1.1%
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 05 36, 0.67% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(g)	11,835	11,835
Massachusetts Participating VRDN Series Clipper 06 11, 0.7% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(g)	39,605	39,605
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2005, 1.25% tender 3/3/09, CP mode (e)	21,600	21,600
Massachusetts Gen. Oblig.:
Series 1999 D, 0.6% 4/22/09 (Liquidity Facility Bayerische Landesbank Girozentrale), CP	15,200	15,200
Series 2000 F, 0.6% 5/8/09 (Liquidity Facility JPMorgan Chase Bank), CP	29,000	29,000
Series 2001 C, 1% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	43,265	43,265
Massachusetts Health & Edl. Facilities Auth. Rev. (Northeastern Univ. Proj.) Series 2008 Q, 0.45%, LOC Bank of America NA, VRDN (b)	37,700	37,700
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 1.2% tender 3/3/09, CP mode	12,150	12,150
Series 1993 A, 1.2% tender 3/3/09, CP mode	20,000	20,000
Series 1993 B, 1.5% tender 3/2/09, CP mode	17,250	17,250
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series EGL 07 0031, 1.05% (Liquidity Facility Citibank NA) (b)(g)	11,000	11,000
Massachusetts State Dev. Fin. Agcy. Elec. Util. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2007, 1.5% tender 3/6/09, CP mode (e)	1,000	1,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2008 C, 0.48% (Liquidity Facility Bayerische Landesbank), VRDN (b)	25,200	25,200
		284,805
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - 1.6%
Michigan Bldg. Auth. Rev.:
Series 2007 I, 0.53%, LOC JPMorgan Chase Bank, VRDN (b)	$ 6,900	$ 6,900
Series 5, 0.75% 4/2/09, LOC Bank of New York, New York, LOC State Street Bank & Trust Co., Boston, CP	6,640	6,640
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Sys. Proj.) Series E, 0.4%, VRDN (b)	10,000	10,000
Series 2008 C:
0.45% 4/6/09, CP	23,300	23,300
0.6% 4/6/09, CP	23,300	23,300
0.8% 3/2/09, CP	23,300	23,300
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev.:
Bonds Series 1998, 0.85% tender 4/3/09, LOC Landesbank Hessen-Thuringen, CP mode (e)	9,000	9,000
(Lexington Place Apts. Proj.) Series 1999 A, 0.75%, LOC Bank of America NA, VRDN (b)(e)	7,520	7,520
Michigan State Univ. Revs. 0.53% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	13,575	13,575
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Consumers Energy Co. Proj.) 0.45%, LOC Wells Fargo Bank NA, VRDN (b)	11,000	11,000
(Detroit Symphony Orchestra Proj.) Series 2001 A, 0.65%, LOC Bank of America NA, VRDN (b)	14,455	14,455
(Van Andel Research Institute Proj.) Series 2008, 0.7%, LOC Bank of America NA, VRDN (b)	75,580	75,580
Wayne County Arpt. Auth. Rev.:
Participating VRDN Series DB 652, 0.65% (Liquidity Facility Deutsche Bank AG) (b)(e)(g)	36,545	36,545
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2008 B, 0.7%, LOC Landesbank Baden-Wuert, VRDN (b)(e)	147,250	147,250
Series 2008 F, 0.75%, LOC JPMorgan Chase Bank, VRDN (b)(e)	7,000	7,000
		415,365
Minnesota - 1.0%
Dakota County Cmnty. Dev. Agcy. Multi-family Hsg. Rev.:
(Brentwood Hills Apts. Proj.) Series A, 0.85%, LOC Bank of America NA, VRDN (b)(e)	22,195	22,195
(Regatta Commons Proj.) Series A, 0.77%, LOC Bank of America NA, VRDN (b)(e)	25,155	25,155
Eagan Multi-family Rev. (Thomas Lake Place Apts. Proj.) Series 2003 A1, 0.82%, LOC Fannie Mae, VRDN (b)(e)	6,125	6,125
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 0.72%, LOC Fannie Mae, VRDN (b)(e)	$ 9,800	$ 9,800
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series A, 0.55% 3/12/09, LOC WestLB AG, CP	10,925	10,925
Series B, 0.65% 3/10/09, LOC WestLB AG, CP (e)	6,768	6,768
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.) Series 2008 C, 0.53%, LOC Wells Fargo Bank NA, VRDN (b)	5,800	5,800
Minneapolis Multi-family Rev. (Gateway Real Estate Proj.) 0.87%, LOC Bank of America NA, VRDN (b)(e)	3,800	3,800
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C3, 0.53% (Assured Guaranty Corp. Insured), VRDN (b)	13,550	13,550
Minnesota Hsg. Fin. Agcy.:
Participating VRDN:
Series Putters 1207, 0.75% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(g)	2,790	2,790
Series Putters 1552, 0.75% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(g)	1,585	1,585
Series RBC 08 E8, 0.73% (Liquidity Facility Royal Bank of Canada) (b)(e)(g)	40,000	40,000
(Minnesota Residential Hsg. Fin. Proj.) Series I, 0.7% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(e)	6,200	6,200
Minnesota Office of Higher Ed. Series 2008 B, 0.7%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	7,000	7,000
Richfield Multi-family Hsg. Rev. (Lynwood Partners LLC Proj.) 0.77%, LOC Bank of America NA, VRDN (b)(e)	15,445	15,445
Robbinsdale Gen. Oblig. (North Memorial Health Care Proj.) Series 2008 A2, 0.55%, LOC Wells Fargo Bank NA, VRDN (b)	36,000	36,000
Rochester Health Care Facilities Rev. Bonds (Mayo Clinic Proj.):
Series D, 1.68%, tender 3/30/09 (b)	10,000	10,000
Series E, 1.68%, tender 5/7/09 (b)	12,000	12,000
Saint Paul Hsg. & Redev. Auth. Rev. (River Pointe Lofts Proj.) Series 2007 A, 0.77%, LOC Bank of America NA, VRDN (b)(e)	16,885	16,885
		252,023
Mississippi - 0.5%
Jackson County Indl. Sewage Facilities Rev. (Chevron U.S.A, Inc. Proj.) Series 1994, 0.75%, VRDN (b)(e)	18,100	18,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Mississippi - continued
Mississippi Bus. Fin. Corp. Bonds (Chevron USA, Inc. Proj.) Series 2007 C, 0.65%, tender 8/3/09 (Chevron Corp. Guaranteed) (b)	$ 27,000	$ 27,000
Mississippi Bus. Fin. Corp. Envir. Impt. Rev. (Trex Co., Inc. Proj.) 0.78%, LOC JPMorgan Chase Bank, VRDN (b)(e)	25,000	25,000
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.97%, LOC Bank of America NA, VRDN (b)(e)	5,000	5,000
Mississippi Gen. Oblig.:
Series 2007, 0.65% (Liquidity Facility Bank of America NA), VRDN (b)	24,200	24,200
0.75% (Liquidity Facility Bank of America NA), VRDN (b)	24,900	24,900
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.75%, tender 3/5/09 (b)(h)	8,000	8,000
		132,200
Missouri - 1.4%
Grandview Indl. Dev. Auth. Multi-family Hsg. Rev. (Briarwood Apts. Proj.) 0.8%, LOC Fannie Mae, VRDN (b)(e)	12,800	12,800
Jefferson County Indl. Dev. Auth. Multi-family Hsg. Rev. (Pevely Pointe Apts. Proj.) 0.82%, LOC Freddie Mac, VRDN (b)(e)	13,900	13,900
Kansas City Indl. Dev. Auth. (Ewing Marion Kauffman Foundation Prog.) Series A, 0.65%, VRDN (b)	9,400	9,400
Kansas City Indl. Dev. Auth. Air Cargo Facility Rev. (Kansas City Air Cargo Svcs. Proj.) 0.82%, LOC JPMorgan Chase Bank, VRDN (b)(e)	7,300	7,300
Missouri Gen. Oblig. Ctfs. of Prtn. Bonds Series 2005 A, 5% 6/1/09	4,470	4,513
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
Participating VRDN Series BBT 08 39, 0.62% (Liquidity Facility Branch Banking & Trust Co.) (b)(g)	10,000	10,000
(Lutheran High School Assoc. Proj.) Series 2002, 0.9%, LOC U.S. Bank NA, Minnesota, VRDN (b)	4,100	4,100
(Saint Louis Univ. Proj.):
Series 2008 A2, 0.6%, LOC Wells Fargo Bank NA, VRDN (b)	3,400	3,400
Series 2008 B2, 0.6%, LOC Bank of America NA, VRDN (b)	7,400	7,400
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.:
Bonds 0.65% tender 7/7/09, LOC Bank of Nova Scotia, New York Agcy., CP mode	13,000	13,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.: - continued
Participating VRDN Series Putters 2587, 0.6% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	$ 7,955	$ 7,955
(Cox Health Sys. Proj.) Series 2008 C, 0.7%, LOC Bank of America NA, VRDN (b)	17,000	17,000
Missouri Health & Edl. Facilities Auth. Rev. Bonds (Ascension Health Proj.) Series 2003 C3, 1.75%, tender 3/3/09 (b)	25,600	25,600
Missouri Higher Ed. Ln. Auth. Student Ln. Rev.:
Series 1990 B, 0.901%, LOC Bank of America NA, VRDN (b)(e)	37,800	37,800
Series 2008 A1, 0.9%, LOC Bank of America NA, VRDN (b)(e)	18,750	18,750
Series 2008 A2, 0.9%, LOC Bank of America NA, VRDN (b)(e)	102,700	102,700
Missouri Highways & Trans. Commission State Road Rev. Participating VRDN Series Putters 2623, 0.6% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	2,440	2,440
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Participating VRDN:
Series BA 02 K, 0.87% (Liquidity Facility Bank of America NA) (b)(e)(g)	2,760	2,760
Series Clipper 05 14, 0.82% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)(g)	19,899	19,899
Series Putters 1208, 0.92% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(g)	3,220	3,220
Series Putters 1514, 0.92% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(g)	2,090	2,090
Series Putters 224, 0.92% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)	1,055	1,055
Saint Louis Indl. Dev. Auth. (Metropolitan Lofts Apts. Proj.) Series 2003 A, 0.8%, LOC Fannie Mae, VRDN (b)(e)	28,300	28,300
Saint Louis Indl. Dev. Auth. Elderly Hsg. Rev. (Homer G. Phillips Historic Restoration Proj.):
Series 2001 A, 0.77%, LOC Bank of America NA, VRDN (b)(e)	4,500	4,500
Series B, 0.77%, LOC Bank of America NA, VRDN (b)(e)	4,250	4,250
		364,132
Montana - 0.2%
Anaconda-Deer Lodge County Envir. Facilities Rev. (ARCO-Anaconda Smelter Site Proj.) 0.52% (BP PLC Guaranteed), VRDN (b)(e)	15,000	15,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Montana - continued
Forsyth Poll. Cont. Rev. (Avista Corp. Colstrip Proj.) Series 2008, 0.75%, LOC Bank of America NA, VRDN (b)(e)	$ 13,500	$ 13,500
Helena Higher Ed. Rev. (Carroll College Campus Hsg. Proj.) 0.55%, LOC U.S. Bank NA, Minnesota, VRDN (b)	6,000	6,000
Montana Board of Hsg. Participating VRDN:
Series Clipper 2006 2, 0.79% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)(g)	12,300	12,300
Series Merlots 02 A19, 0.75% (Liquidity Facility Bank of New York, New York) (b)(e)(g)	1,950	1,950
		48,750
Nebraska - 1.2%
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.9%, LOC Bank of America NA, VRDN (b)(e)	6,600	6,600
Lincoln Elec. Sys. Rev. Series 2005, 0.3% 3/12/09, CP	28,000	28,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Participating VRDN Series Putters 1352, 0.75% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(g)	5,000	5,000
Series 2001 E, 0.78% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	10,815	10,815
Series 2002 F, 0.78% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	14,795	14,795
Series 2003 B, 0.78% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	8,330	8,330
Series 2003 E, 0.78% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	6,940	6,940
Series 2004 B, 0.78% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	4,140	4,140
Series 2004 G, 0.78% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	7,715	7,715
Series 2005 B, 0.78% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	12,855	12,855
Series 2005 D, 0.78% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	17,375	17,375
Series 2006 B, 0.78% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	15,955	15,955
Series 2006 G, 0.78% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	8,965	8,965
Series 2007 B, 0.78% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	35,770	35,770
Series 2007 F, 0.78% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	23,985	23,985
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.: - continued
Series 2007 H, 0.78% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	$ 47,600	$ 47,600
Series 2008 D, 0.78% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	12,500	12,500
Series 2008 H, 0.78% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	13,865	13,865
Nebraska Pub. Pwr. District Rev. Series A:
0.95% 3/12/09, CP	10,000	10,000
1% 3/4/09, CP	21,100	21,100
		312,305
Nevada - 2.5%
Clark County Arpt. Rev.:
Series 2008 C1, 0.77%, LOC Bayerische Landesbank, VRDN (b)(e)	81,900	81,900
Series 2008 C2, 0.6%, LOC Landesbank Baden-Wuert, VRDN (b)(e)	56,050	56,050
Series 2008 C3, 0.77%, LOC Landesbank Baden-Wuert, VRDN (b)(e)	39,000	39,000
Series 2008 D1, 0.62%, LOC Landesbank Baden-Wuert, VRDN (b)	8,400	8,400
Series 2008 D2, 0.62%, LOC Landesbank Baden-Wuert, VRDN (b)	39,405	39,405
Series 2008 D3, 0.62%, LOC Bayerische Landesbank, VRDN (b)	14,350	14,350
Clark County Fuel Tax:
Participating VRDN Series Putters 3158, 0.6% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	32,110	32,110
Participating VRDN Series BA 08 1171, 0.62% (Liquidity Facility Bank of America NA) (b)(g)	11,135	11,135
Series 2008 A:
0.55% 5/7/09, LOC BNP Paribas SA, CP	2,400	2,400
0.55% 5/7/09, LOC California Teachers Retirement Sys., LOC State Street Bank & Trust Co., Boston, CP	2,000	2,000
Clark County Hwy. Impt. Rev. Bonds Series 2007, 5% 7/1/09	9,590	9,712
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.):
Series 2003 A, 0.78%, LOC Bank of America NA, VRDN (b)(e)	6,000	6,000
Series 2008 A, 0.9%, LOC JPMorgan Chase Bank, VRDN (b)	50,000	50,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Passenger Facility Charge Rev. McCarran Int'l. Arpt.:
Series 2005 A1, 0.77%, LOC Bayerische Landesbank, VRDN (b)(e)	$ 77,900	$ 77,900
Series 2005 A2, 0.77%, LOC Bayerische Landesbank, VRDN (b)(e)	77,900	77,900
Clark County School District:
Bonds:
(Bldg. Proj.) Series 2005 C, 5% 6/15/09	5,310	5,370
Series 2001 F, 5% 6/15/09	3,495	3,532
Series D, 5% 6/15/09	13,890	14,041
Participating VRDN:
Series BA 08 1153, 0.62% (Liquidity Facility Bank of America NA) (b)(g)	32,600	32,600
Series Merlots D212, 0.65% (Liquidity Facility Wachovia Bank NA) (b)(g)	10,575	10,575
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2006 B, 0.6% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	3,325	3,325
Nevada Dept. of Bus. & Industry (LVE Energy Partners LLC Proj.) 0.78%, LOC Sumitomo Mitsui Banking Corp., VRDN (b)(e)	16,600	16,600
Nevada Hsg. Division (Horizon Apt. Hsg. Proj.) Series 2000 A, 0.73%, LOC Fannie Mae, VRDN (b)(e)	5,510	5,510
Reno Cap. Impt. Rev. Series 2005 A, 0.6%, LOC Bank of America NA, VRDN (b)	13,500	13,500
Truckee Meadows Wtr. Auth. Wtr. Rev.:
Participating VRDN Series SGA 01 137, 0.67% (Liquidity Facility Societe Generale) (b)(g)	22,655	22,655
Series 2006 B, 0.55% 3/20/09, LOC Lloyds TSB Bank PLC, CP	17,500	17,500
		653,470
New Hampshire - 0.7%
Manchester Arpt. Rev. Series 2008, 0.8%, LOC RBS Citizens NA, VRDN (b)(e)	25,380	25,380
New Hampshire Bus. Fin. Auth. Exempt Facilities Rev. (Waste Mgmt. of New Hampshire, Inc. Proj.) 0.71%, LOC Wachovia Bank NA, VRDN (b)(e)	17,000	17,000
New Hampshire Bus. Fin. Auth. Ind. Dev. Rev. (Wiggins Airways Proj.) Series 1998, 0.9%, LOC Bank of America NA, VRDN (b)(e)	4,500	4,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Hampshire - continued
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A:
1.25% tender 3/3/09, CP mode (e)	$ 4,000	$ 4,000
1.5% tender 3/9/09, CP mode (e)	20,000	20,000
Series 1990 B:
1.5% tender 3/2/09, CP mode	10,000	10,000
1.6% tender 3/11/09, CP mode	40,600	40,600
New Hampshire Bus. Fin. Auth. Rev. (Luminescent Sys., Inc. Proj.) Series 1998, 1.1%, LOC HSBC Bank USA, NA, VRDN (b)(e)	2,450	2,450
New Hampshire Bus. Fin. Auth. Solid Waste Disp. Rev.:
(Lonza Biologics, Inc. Proj.) Series 2005 0.78%, LOC Landesbank Hessen-Thuringen, VRDN (b)(e)	25,000	25,000
(Lonza Biologies, Inc. Proj.) Series 1998 0.78%, LOC Landesbank Hessen-Thuringen, VRDN (b)(e)	20,000	20,000
New Hampshire Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Putters 1210 B, 0.75% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(g)	4,320	4,320
Series Putters 1284 B, 0.75% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(g)	4,560	4,560
Series Putters 1555, 0.75% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(g)	4,655	4,655
New Hampshire State Hsg. Fin. Rev. Participating VRDN Series Putters 1431, 0.75% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)	9,385	9,385
		191,850
New Jersey - 0.6%
East Brunswick Township Gen. Oblig. BAN 3.5% 1/8/10	9,246	9,426
New Jersey Gen. Oblig. TRAN Series 2009 A, 3% 6/25/09	153,525	154,187
		163,613
New Mexico - 1.4%
Dona Ana County Indl. Dev. Rev. (Karr Tool & Manufacturing Proj.) Series 1996, 0.92%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	1,785	1,785
New Mexico Edl. Assistance Foundation:
Series 2008 A1, 0.9%, LOC Bank of America NA, VRDN (b)(e)	193,000	193,000
Series 2008 A2, 0.72%, LOC Royal Bank of Canada, VRDN (b)(e)	37,000	37,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Mexico - continued
New Mexico Edl. Assistance Foundation: - continued
Series 2008 A3, 0.72%, LOC Lloyds TSB Bank PLC, VRDN (b)(e)	$ 41,275	$ 41,275
New Mexico Edl. Assistance Foundation Student Ln. Rev. Participating VRDN Series RBC I 36, 0.8% (Liquidity Facility Royal Bank of Canada) (b)(e)(g)	24,695	24,695
New Mexico Fin. Auth. Trans. Rev.:
Series 2008 A2, 0.5%, LOC UBS AG, VRDN (b)	24,000	24,000
Series 2008 B2, 0.57%, LOC UBS AG, VRDN (b)	26,000	26,000
Univ. of New Mexico Univ. Revs. Participating VRDN Series Putters 2533, 0.97% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	9,990	9,990
		357,745
New York - 6.0%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2001 1B, 0.55%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	12,900	12,900
New York City Gen. Oblig.:
Bonds Series 2009 B3, 3.5%, tender 3/2/09 (Liquidity Facility TD Banknorth, NA) (b)	50,000	50,000
Participating VRDN Series Putters 3196, 0.58% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	8,425	8,425
Series 1994 H5, 0.55% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	12,900	12,900
Series 1995 B8, 0.51%, LOC Bayerische Landesbank Girozentrale, VRDN (b)	7,500	7,500
Series 2004 H1, 0.55%, LOC Bank of New York, New York, VRDN (b)	15,800	15,800
Series 2004 H8, 0.6%, LOC WestLB AG, VRDN (b)	32,200	32,200
Series 2008 J7, 0.5%, LOC Landesbank Baden-Wuert, VRDN (b)	21,850	21,850
Series 2008 J9, 0.46% (Liquidity Facility Bank of Nova Scotia, New York Agcy.), VRDN (b)	12,500	12,500
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (Beekman Tower Proj.) Series 2008 A, 0.43%, LOC RBS Citizens NA, VRDN (b)	45,235	45,235
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(270 East Burnside Avenue Apts.) Series A, 0.48%, LOC Fannie Mae, VRDN (b)(e)	6,400	6,400
(Courtland Avenue Apts. Proj.) Series A, 0.58%, LOC Fannie Mae, VRDN (b)(e)	7,905	7,905
(Related-Upper East Proj.) Series A, 0.68%, LOC Landesbank Baden-Wuert, VRDN (b)(e)	5,400	5,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.: - continued
(State Renaissance Court Proj.) Series A, 0.75%, LOC Freddie Mac, VRDN (b)(e)	$ 8,700	$ 8,700
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(90 West Street Proj.) Series 2006 A, 0.48%, LOC Fannie Mae, VRDN (b)	20,000	20,000
(One Columbus Place Dev. Proj.) Series A, 0.55%, LOC Fannie Mae, VRDN (b)(e)	28,915	28,915
(West 43rd Street Proj.) Series 1999 A, 0.6%, LOC Fannie Mae, VRDN (b)(e)	5,000	5,000
(West 61st Street Apts. Proj.) Series 2007 A, 0.58%, LOC Fannie Mae, VRDN (b)(e)	39,000	39,000
(West End Towers Proj.) Series 2004 A, 0.55%, LOC Fannie Mae, VRDN (b)(e)	11,000	11,000
(Westport Dev. Proj.) Series 2004 A, 0.55%, LOC Fannie Mae, VRDN (b)(e)	61,000	61,000
Series 2001 A, 0.55%, LOC Fannie Mae, VRDN (b)(e)	30,595	30,595
New York City Indl. Dev. Agcy. Solid Waste Facility Rev. (USA Waste Svcs. Proj.) 0.57%, LOC JPMorgan Chase Bank, VRDN (b)(e)	19,300	19,300
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 06 74 Class A, 0.68% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(g)	7,045	7,045
Series Putters 2559, 0.58% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	1,775	1,775
Series Putters 3156, 0.58% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	13,280	13,280
Series Putters 3200, 0.58% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	9,995	9,995
Series 2000 C, 0.9% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	32,700	32,700
Series 2001 F1, 1.17% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	15,700	15,700
New York City Transitional Fin. Auth. Bldg. Aid Rev. Participating VRDN Series Putters 2535, 0.87% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	7,295	7,295
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series EGL 07 0019, 0.71% (Liquidity Facility Citibank NA) (b)(g)	7,685	7,685
Series EGL 07 0024, 0.67% (Liquidity Facility Citibank NA) (b)(g)	22,785	22,785
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Participating VRDN:
Series Putters 2222, 0.58% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	$ 6,785	$ 6,785
Series 2003 1D, 0.55% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	4,500	4,500
Series 2003 2C, 0.35% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(f)	30,425	30,425
New York City Trust Cultural Resources Rev. Participating VRDN Series Putters 3119, 0.58% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	4,335	4,335
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN Series Putters 3105, 0.58% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	11,345	11,345
New York Hsg. Fin. Agcy. Rev.:
(101 West End Hsg. Proj.) Series 1999 A, 0.67%, LOC Fannie Mae, VRDN (b)(e)	52,850	52,850
(150 East 44th Street Hsg. Proj.) Series 2000 A, 0.67%, LOC Fannie Mae, VRDN (b)(e)	8,000	8,000
(1500 Lexington Avenue Proj.) Series A, 0.6%, LOC Fannie Mae, VRDN (b)(e)	4,000	4,000
(316 Eleventh Ave. Hsg. Proj.) Series A, 0.58%, LOC Fannie Mae, VRDN (b)(e)	8,500	8,500
(350 West 43rd Street Hsg. Proj.) Series 2001 A, 0.65%, LOC Landesbank Hessen-Thuringen, VRDN (b)(e)	4,000	4,000
(42nd and 10th Hsg. Proj.) Series 2008 A, 0.5%, LOC Landesbank Baden-Wuert, VRDN (b)	16,000	16,000
(455 West 37th Street Hsg. Proj.) Series A, 0.65%, LOC Landesbank Hessen-Thuringen, VRDN (b)(e)	15,000	15,000
(55 West 25th Street Hsg. Proj.) Series 2005 A, 0.55%, LOC Fannie Mae, VRDN (b)(e)	105,400	105,400
(750 Sixth Avenue Hsg. Proj.) Series 1999 A, 0.58%, LOC Fannie Mae, VRDN (b)(e)	12,000	12,000
(88 Leonard Street Proj.) Series 2005 A, 0.6%, LOC Landesbank Hessen-Thuringen, VRDN (b)	60,600	60,600
(900 Eighth Avenue Hsg. Proj.) Series 2002 A, 0.75%, LOC Fannie Mae, VRDN (b)(e)	7,000	7,000
(Biltmore Tower Hsg. Proj.) Series A, 0.58%, LOC Fannie Mae, VRDN (b)(e)	43,300	43,300
(Bowery Place Hsg. Proj.) Series A, 0.67%, LOC Bank of America NA, VRDN (b)(e)	2,300	2,300
(Chelsea Apts. Proj.) Series A, 0.6%, LOC Fannie Mae, VRDN (b)(e)	29,330	29,330
(Clinton Green South Hsg. Proj.) Series 2006 A, 0.58%, LOC Freddie Mac, VRDN (b)(e)	11,000	11,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(East 39th Street Hsg. Proj.):
Series 1999 A, 0.58%, LOC Fannie Mae, VRDN (b)(e)	$ 10,700	$ 10,700
Series 2000 A, 0.58%, LOC Fannie Mae, VRDN (b)(e)	31,500	31,500
(Kew Garden Hills Apts. Hsg. Proj.) Series A, 0.6%, LOC Fannie Mae, VRDN (b)(e)	11,000	11,000
(Parkledge Apts. Hsg. Proj.) Series A, 0.4%, LOC Freddie Mac, VRDN (b)(e)	8,800	8,800
(Related-42nd & 10th Street Proj.) Series 2007 A, 0.7%, LOC Landesbank Baden-Wuert, VRDN (b)(e)	34,100	34,100
(South Cove Plaza Proj.) Series A, 0.6%, LOC Freddie Mac, VRDN (b)(e)	12,700	12,700
(Theatre Row Tower Hsg. Proj.) Series 2000 A, 0.58%, LOC Freddie Mac, VRDN (b)(e)	49,000	49,000
(Tower 31 Hsg. Proj.) Series 2005 A, 0.58%, LOC Freddie Mac, VRDN (b)(e)	40,000	40,000
(Tribeca Park Proj.) Series 1997 A, 0.58%, LOC Fannie Mae, VRDN (b)(e)	28,800	28,800
(West 20th Street Proj.) Series A, 0.75%, LOC Fannie Mae, VRDN (b)(e)	3,755	3,755
(West 23rd Street Hsg. Proj.) 0.67%, LOC Fannie Mae, VRDN (b)(e)	14,900	14,900
(West 33rd Street Hsg. Proj.) Series A, 0.55%, LOC Fannie Mae, VRDN (b)(e)	8,200	8,200
(West 38th Street Hsg. Proj.) Series A, 0.67%, LOC Fannie Mae, VRDN (b)(e)	29,200	29,200
(Worth Street Hsg. Proj.) Series A:
0.58%, LOC Fannie Mae, VRDN (b)(e)	24,600	24,600
0.58%, LOC Fannie Mae, VRDN (b)(e)	9,300	9,300
New York Hsg. Fin. Svc. Contract Rev. Series 2003 D, 0.45%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	14,100	14,100
New York Metropolitan Trans. Auth. Rev.:
Series 2005 D1, 0.55%, LOC Landesbank Hessen-Thuringen, VRDN (b)	45,000	45,000
Series A, 0.45% 3/11/09, LOC ABN-AMRO Bank NV, CP	17,500	17,500
New York Pwr. Auth. Series 1, 0.4% 4/7/09, CP	28,000	28,000
Suffolk County Wtr. Auth. 0.4% (Liquidity Facility Bank of Nova Scotia, New York Agcy.), VRDN (b)	11,535	11,535
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN:
Series Putters 3093, 0.58% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	8,355	8,355
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Triborough Bridge & Tunnel Auth. Revs.: - continued
Participating VRDN:
Series Putters 3207, 0.58% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	$ 12,165	$ 12,165
Series 2002 F, 0.48% (Liquidity Facility ABN-AMRO Bank NV), VRDN (b)	93,425	93,425
		1,564,090
New York & New Jersey - 0.6%
Port Auth. of New York & New Jersey Participating VRDN Series EGL 06 107 Class A, 0.76% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(g)	151,450	151,450
Non State Specific - 0.1%
Multi-state Hsg. Participating VRDN Series Clipper 07 19, 0.82% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)(g)	15,181	15,181
North Carolina - 3.7%
Charlotte Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, 0.65%, LOC Bank of America NA, VRDN (b)	14,100	14,100
Charlotte Gen. Oblig. Series 2007, 0.65% (Liquidity Facility KBC Bank NV), VRDN (b)	7,895	7,895
Charlotte Wtr. & Swr. Sys. Rev. Series 2006 B, 0.58% (Liquidity Facility Wachovia Bank NA), VRDN (b)	58,100	58,100
Gaston County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Duke Energy Corp. Proj.) Series 1999, 1.6%, VRDN (b)(e)	20,000	20,000
Mecklenburg County Multi-family Hsg. Rev. (Sycamore Green Apts. Proj.) 0.9%, LOC Bank of America NA, VRDN (b)(e)	6,040	6,040
New Hanover County Hosp. Rev. (New Hanover Reg'l. Med. Ctr. Proj.) Series 2008 B, 0.6%, LOC RBC Centura Bank, Rocky Mount, VRDN (b)	4,200	4,200
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. (Mars Hill College Proj.) Series 2006, 0.58%, LOC Wachovia Bank NA, VRDN (b)	17,385	17,385
North Carolina Cap. Facilities Fin. Agcy. Rev.:
Participating VRDN:
Series EGL 06 0139, 0.69% (Liquidity Facility Citibank NA) (b)(g)	2,900	2,900
Series EGL 06 12, 0.69% (Liquidity Facility Citibank NA) (b)(g)	12,000	12,000
Series EGL 07 0016, 0.72% (Liquidity Facility Citibank NA) (b)(g)	48,000	48,000
Series EGL 7050060, 0.69% (Liquidity Facility Citibank NA) (b)(g)	23,150	23,150
Series Putters 3334, 0.6% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	5,500	5,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Cap. Facilities Fin. Agcy. Rev.: - continued
(Duke Energy Corp. Proj.):
Series 2006 A, 0.9%, LOC Wachovia Bank NA, VRDN (b)(e)	$ 58,800	$ 58,800
Series 2006 B, 0.68%, LOC Wachovia Bank NA, VRDN (b)(e)	25,000	25,000
Series 2008 A, 0.54%, LOC Wells Fargo Bank NA, VRDN (b)(e)	22,700	22,700
Series 2008 B, 0.52%, LOC Wells Fargo Bank NA, VRDN (b)(e)	37,000	37,000
(Elon Univ. Proj.) Series 2006, 0.65%, LOC Bank of America NA, VRDN (b)	5,120	5,120
Series 2008 A, 0.73%, LOC Bank of America NA, VRDN (b)(e)	13,325	13,325
North Carolina Cap. Facilities Fin. Agcy. Student Rev. (Wolfpack Club Student Hsg. Fund LLC Proj.) Series A, 0.59%, LOC Wachovia Bank NA, VRDN (b)	10,000	10,000
North Carolina Edl. Facilities Fin. Agcy. Rev. (Queens College Proj.) Series 1999 B, 0.61%, LOC Bank of America NA, VRDN (b)	855	855
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN:
Series Clipper 05 8, 0.79% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)(g)	19,825	19,825
Series Merlots 06 B12, 0.75% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	34,425	34,425
Series Putters 1553, 0.75% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(g)	3,345	3,345
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. Participating VRDN Series BA 08 1073, 1.02% (Liquidity Facility Bank of America NA) (b)(g)	9,760	9,760
North Carolina Med. Care Cmnty. Health Participating VRDN Series BA 08 3509, 1.02% (Liquidity Facility Bank of America NA) (b)(g)	4,000	4,000
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Cape Fear Valley Health Sys. Proj.):
Series 2008 A1, 0.62%, LOC Branch Banking & Trust Co., VRDN (b)	76,000	76,000
Series 2008 A2, 0.62%, LOC Branch Banking & Trust Co., VRDN (b)	72,600	72,600
(Friends Homes, Inc. Proj.) Series 2003, 0.65%, LOC Bank of America NA, VRDN (b)	12,805	12,805
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Commission Health Care Facilities Rev.: - continued
(Univ. Health Systems of Eastern Carolina):
Series 2008 A2, 0.65%, LOC Bank of America NA, VRDN (b)	$ 11,270	$ 11,270
Series 2008 B1, 0.55%, LOC Branch Banking & Trust Co., VRDN (b)	6,120	6,120
(Wake Forest Univ. Proj.) Series 2008 C, 0.65%, LOC Bank of America NA, VRDN (b)	5,100	5,100
(WakeMed Proj.) Series 2009 B, 0.58%, LOC Wachovia Bank NA, VRDN (b)	9,400	9,400
North Carolina Med. Care Commission Retirement Facilities Rev. (Carolina Village Proj.) Series 2008 B, 0.61%, LOC Wells Fargo Bank NA, VRDN (b)	10,000	10,000
North Carolina State Ed. Assistance Auth. Student Ln. Rev.:
Series 2008 2A1, 0.7%, LOC Royal Bank of Canada, VRDN (b)(e)	40,000	40,000
Series 2008 3A2, 0.9%, LOC Bank of America NA, VRDN (b)(e)	38,100	38,100
Series 2008 A2, 0.7%, LOC Royal Bank of Canada, VRDN (b)(e)	3,855	3,855
Series 2008-5, 0.8%, LOC Branch Banking & Trust Co., VRDN (b)(e)	16,400	16,400
Orange Wtr. & Swr. Auth. Series 2004 B, 0.65% (Liquidity Facility Bank of America NA), VRDN (b)	950	950
Piedmont Triad Arpt. Auth.:
Series 2008 A, 0.65%, LOC Branch Banking & Trust Co., VRDN (b)	4,300	4,300
Series 2008 B, 0.9%, LOC Branch Banking & Trust Co., VRDN (b)(e)	5,900	5,900
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series ROC II R 645, 0.68% (Liquidity Facility Citibank NA) (b)(g)	12,800	12,800
Raleigh Ctfs. of Prtn. Bonds (Governmental Facilities Proj.) Series 2008, 3% 11/25/09	14,000	14,173
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.) 0.68%, LOC Wachovia Bank NA, VRDN (b)(e)	30,855	30,855
Wake County Gen. Oblig.:
BAN Series 2008, 3.5% 10/15/09	109,400	110,609
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Wake County Gen. Oblig.: - continued
Series 2007 B, 0.6% (Liquidity Facility Bank of America NA), VRDN (b)	$ 2,135	$ 2,135
Wake County Indl. Facilities & Poll. Cont. Fin. Agcy. Indl. Dev. Rev. (Carolina Indl. LLC Proj.) Series 1997, 1.07%, LOC Harris NA, VRDN (b)(e)	975	975
		947,772
North Dakota - 0.5%
Cass County Solid Waste Disp. Rev. (Tharaldson Ethanol Plant I, LLC Proj.) Series 2007, 0.77%, LOC Bank of America NA, VRDN (b)(e)	58,000	58,000
Hebron Indl. Dev. Rev. (Dacco, Inc. Proj.) 0.82%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	3,835	3,835
North Dakota Hsg. Fin. Agcy. Rev.:
Bonds (Home Mtg. Fin. Prog.) Series 2008 C, 3% 4/14/09 (e)	18,750	18,761
(Home Mtg. Fin. Prog.):
Series 2004 C, 0.76% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(e)	17,735	17,735
Series 2005 A, 0.76% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(e)	19,600	19,600
Series 2008 A, 0.76% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(e)	13,700	13,700
		131,631
Ohio - 4.0%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2008, 0.6%, LOC JPMorgan Chase Bank, VRDN (b)	68,925	68,925
American Muni. Pwr. Series 2008 A:
0.47% 3/3/09, LOC JPMorgan Chase Bank, CP	15,689	15,689
0.55% 4/3/09, LOC JPMorgan Chase Bank, CP	15,295	15,295
Cleveland Wtr. Rev. Series 2009 R, 0.55%, LOC BNP Paribas SA, VRDN (b)	6,500	6,500
Cleveland Arpt. Sys. Rev.:
Series 2008 B, 0.68%, LOC Wachovia Bank NA, VRDN (b)(e)	26,490	26,490
Series 2008 E, 0.83%, LOC KBC Bank NV, VRDN (b)(e)	1,300	1,300
Cleveland Wtrwks. Rev. Series 2008 Q, 0.65%, LOC Bank of America NA, VRDN (b)	16,100	16,100
Columbus Gen. Oblig. Bonds Series 2005 D, 5% 12/15/09	4,000	4,125
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Cuyahoga County Cultural Facilities Rev. (Maltz Museum of Jewish Heritage Proj.) 0.65%, LOC Bank of New York, New York, VRDN (b)	$ 6,300	$ 6,300
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.):
Series 2007 A, 3.77%, VRDN (b)(e)	77,800	77,800
Series 2007 C, 3.77%, VRDN (b)(e)	72,800	72,800
Delaware Gen. Oblig. BAN (Swr. Sys. Impt. Proj.) 3.5% 12/9/09	15,000	15,261
Fulton County Gen. Oblig. Rev. (Fulton County Health Ctr. Proj.) Series 2005, 0.58%, LOC JPMorgan Chase Bank, VRDN (b)	5,300	5,300
Hamilton County Hosp. Facilities Rev.:
(Childrens Hosp. Med. Ctr. Proj.):
Series 1997 A, 0.6%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	6,115	6,115
Series 2000, 0.6%, LOC JPMorgan Chase Bank, VRDN (b)	3,600	3,600
Series 2007 N, 0.6%, LOC JPMorgan Chase Bank, VRDN (b)	5,000	5,000
(Elizabeth Gamble Deaconess Home Assoc. Proj.) Series 2002 B, 0.6%, LOC JPMorgan Chase Bank, VRDN (b)	6,545	6,545
Hamilton Gen. Oblig. BAN 2% 9/10/09	13,000	13,000
Lancaster Port Auth. Gas Rev. 0.57% (Liquidity Facility Royal Bank of Canada), VRDN (b)	50,500	50,500
Miamisburg City School District BAN Series 2008, 3.5% 7/28/09	12,300	12,332
Middletown Hosp. Facilities Rev. (Atrium Med. Ctr. Obligated Group Proj.) Series 2008 A, 0.6%, LOC JPMorgan Chase Bank, VRDN (b)	13,750	13,750
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.) Series A, 0.8%, VRDN (b)	13,700	13,700
(Dayton Pwr. & Lt. Co. Proj.):
Series 2008 A, 0.3%, LOC JPMorgan Chase Bank, VRDN (b)(e)	10,500	10,500
Series 2008 B, 0.68%, LOC JPMorgan Chase Bank, VRDN (b)(e)	3,000	3,000
Ohio Higher Edl. Facility Commission Hosp. Rev. Series 2008 B5:
0.53% 6/1/09, CP	18,650	18,650
0.75% 4/6/09, CP	22,500	22,500
Ohio Higher Edl. Facility Commission Rev.:
(Ohio Northern Univ. Proj.) Series 2008 A, 0.65%, LOC JPMorgan Chase Bank, VRDN (b)	9,000	9,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.: - continued
(Univ. Hosp. Health Sys. Proj.):
Series 2008 C, 0.5%, LOC Wells Fargo Bank NA, VRDN (b)	$ 11,100	$ 11,100
Series 2008 D, 0.6%, LOC JPMorgan Chase Bank, VRDN (b)	9,000	9,000
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
Participating VRDN Series Putters 1334, 0.92% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(g)	1,905	1,905
(Mtg.-Backed Securities Prog.):
Series 2005 B1, 0.62% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	26,500	26,500
Series 2005 F, 0.8% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	28,710	28,710
Series 2006 F, 0.8% (Liquidity Facility Citibank NA), VRDN (b)(e)	38,005	38,005
Series B, 0.75% (Liquidity Facility Citibank NA), VRDN (b)(e)	37,500	37,500
Series H, 0.75% (Liquidity Facility KBC Bank NV), VRDN (b)(e)	26,630	26,630
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Club at Spring Valley Apts. Proj.) Series 1996 A, 0.74%, LOC RBS Citizens NA, VRDN (b)(e)	3,800	3,800
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
Series 2006 I, 0.75% (Liquidity Facility Citibank NA), VRDN (b)(e)	52,000	52,000
Series 2006 J, 0.77% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(e)	58,000	58,000
Series 2006 M, 0.8% (Liquidity Facility Citibank NA), VRDN (b)(e)	31,775	31,775
Series 2006 N, 0.8% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(e)	18,600	18,600
Series 2007 J, 0.67% (Liquidity Facility KBC Bank NV), VRDN (b)(e)	31,000	31,000
Series 2008 B, 0.6% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	10,400	10,400
Ohio Major New State Infrastructure Proj. Rev. Bonds Series 2008-1, 3% 6/15/09	18,450	18,509
Ohio Solid Waste Rev.:
(BP Products NA, Inc. Proj.) Series B, 0.5% (BP PLC Guaranteed), VRDN (b)(e)	2,400	2,400
(Republic Svcs., Inc. Proj.) 0.68%, LOC JPMorgan Chase Bank, VRDN (b)(e)	30,000	30,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.92%, LOC Bank of America NA, VRDN (b)(e)	$ 8,100	$ 8,100
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Corp. Proj.):
Series A, 0.6%, LOC Barclays Bank PLC, VRDN (b)(e)	4,000	4,000
0.68%, LOC Wachovia Bank NA, VRDN (b)(e)	7,800	7,800
Portage County Hosp. Rev. (Robinson Memorial Hosp. Proj.) Series 2008, 0.72%, LOC JPMorgan Chase Bank, VRDN (b)	22,900	22,900
Univ. of Toledo Gen. Receipts Series 2008 B, 0.65%, LOC JPMorgan Chase Bank, VRDN (b)	37,450	37,450
		1,036,161
Oklahoma - 0.8%
Oklahoma City Indl. and Cultural Facilities Trust Edl. Facility Rev. (Oklahoma City Univ. Proj.) Series 2006, 0.65%, LOC Bank of America NA, VRDN (b)	6,580	6,580
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Health Obligated Group Proj.) Series 2008 A2, 0.68% (Assured Guaranty Corp. Insured), VRDN (b)	16,700	16,700
Oklahoma Dev. Fin. Auth. Rev.:
(ConocoPhillips Co. Proj.):
Series 2002 B, 0.63%, VRDN (b)(e)	2,500	2,500
Series 2002, 0.63%, VRDN (b)(e)	10,000	10,000
(Integris Health Group Proj.) Series 2007 A3, 0.75% (Assured Guaranty Corp. Insured), VRDN (b)	10,800	10,800
(Shawnee Fdg. LP Proj.) Series 1996, 0.87%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)(e)	4,700	4,700
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN:
Series Clipper 04 3, 0.79% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)(g)	23,603	23,603
Series Putters 1380, 0.92% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(g)	7,980	7,980
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2005 A, 0.55%, LOC Bank of America NA, VRDN (b)	24,000	24,000
Oklahoma Student Ln. Auth. Rev. Series 2008 A1, 0.9%, LOC Bank of America NA, VRDN (b)(e)	102,700	102,700
Tulsa Arpts. Impt. Trust Spl. Facility Rev. 0.77%, LOC Landesbank Hessen-Thuringen, VRDN (b)(e)	10,120	10,120
		219,683
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oregon - 1.4%
Clackamas County Hosp. Facility Auth. Bonds (Providence Health Sys. Proj.):
Series 2003 E:
0.6% tender 4/9/09, CP mode	$ 8,000	$ 8,000
0.6% tender 4/13/09, CP mode	14,000	14,000
Series D, 0.75% tender 7/8/09, CP mode	12,500	12,500
Series F, 0.6% tender 4/14/09, CP mode	10,000	10,000
Medford Hosp. Facilities Auth. Rev. (Asante Health Sys. Proj.) Series 2008, 0.7%, LOC Bank of America NA, VRDN (b)	24,175	24,175
Multnomah County Hosp. Facilities Auth. Rev. (Mirabella at South Waterfront Proj.) Series 2008 A, 0.7%, LOC Bank of Scotland PLC, VRDN (b)	135,565	135,565
Oregon Econ. & Cmnty. Econ. Dev. Rev. (American Bridge Co. Proj.) Series 205, 0.95%, LOC Nat'l. City Bank Cleveland, VRDN (b)(e)	3,020	3,020
Oregon Facilities Auth. Rev. (PeaceHealth Proj.) Series 2008 D, 0.42%, LOC Wells Fargo Bank NA, VRDN (b)	9,000	9,000
Oregon Gen. Oblig. TAN Series 2008 A, 3% 6/30/09	5,000	5,036
Port of Portland Arpt. Rev.:
Series Eighteen A, 0.78%, LOC Lloyds TSB Bank PLC, VRDN (b)(e)	49,545	49,545
Series Eighteen B, 0.8%, LOC Lloyds TSB Bank PLC, VRDN (b)(e)	46,445	46,445
Portland Econ. Dev. Rev. (Columbia Aluminum Recycling Proj.) 0.92%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	1,900	1,900
Portland Hsg. Auth. Rev.:
(New Columbia - Cecelia Proj.) Series 2004, 0.9%, LOC Bank of America NA, VRDN (b)(e)	1,500	1,500
(New Columbia - Trouton Proj.) 0.9%, LOC Bank of America NA, VRDN (b)(e)	24,685	24,685
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.5%, LOC U.S. Bank NA, Minnesota, VRDN (b)	10,000	10,000
		355,371
Pennsylvania - 2.7%
Adams County Indl. Dev. Auth. Rev. (Gettysburg College Proj.) Series 2008 B, 0.6%, LOC JPMorgan Chase Bank, VRDN (b)	8,500	8,500
Allegheny County Indl. Dev. Auth. Rev. (UPMC Children's Hosp. Proj.) Series 2004 A, 0.53%, VRDN (b)	48,100	48,100
Butler County Indl. Dev. Auth. Rev. (Concordia Lutheran Health & Human Care Proj.) Series 2008 A, 0.57%, LOC Bank of America NA, VRDN (b)	6,000	6,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.):
Series 1998 A1, 0.65%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(e)	$ 78,825	$ 78,825
Series 1998 A2, 0.9%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(e)	12,805	12,805
Chester County Indl. Dev. Auth. Student Hsg. Rev. (Univ. Student Hsg., LLC at West Chester Univ. of Pennsylvania Proj.) Series 2008 A, 0.65%, LOC Citizens Bank of Pennsylvania, VRDN (b)	12,000	12,000
Clarion County Indl. Dev. Auth. Energy Dev. Rev. (Piney Creek Proj.) Series 1990, 0.77%, LOC Landesbank Hessen-Thuringen, VRDN (b)(e)	11,885	11,885
Cumberland County Muni. Auth. Rev. (Presbyterian Homes Proj.) Series 2008 B, 0.58%, LOC Bank of America NA, VRDN (b)	8,300	8,300
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.6%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	8,500	8,500
Lancaster County Hosp. Auth. Health Ctr. Rev.:
(Lancaster Gen. Hosp. Proj.) Series 2008, 0.52%, LOC Bank of America NA, VRDN (b)	5,200	5,200
(Masonic Homes Proj.) Series 2008 A, 0.55%, LOC Wachovia Bank NA, VRDN (b)	3,555	3,555
Lehigh County Gen. Purp. Auth. Rev. (The Good Shepherd Group Proj.) Series 2007 B, 0.58% (Assured Guaranty Corp. Insured), VRDN (b)	14,045	14,045
Lehigh County Indl. Dev. Auth. Rev. (Mancor Industries, Inc. Proj.) 0.9%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	1,000	1,000
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev.:
(Archdiocese of Philadelphia Proj.) Series 2008 A, 0.6%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	13,500	13,500
(Haverford School Proj.) Series 2008, 0.55%, LOC Citizens Bank of Pennsylvania, VRDN (b)	8,900	8,900
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series B, 0.68%, LOC JPMorgan Chase Bank, VRDN (b)(e)	5,000	5,000
(FirstEnergy Corp. Proj.) Series A, 0.82%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	21,200	21,200
(Shippingport Proj.) Series A, 0.82%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	13,800	13,800
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Westrum Hanover, LP Proj.) Series 2004, 0.87%, LOC Fed. Home Ln. Bank Pittsburg, VRDN (b)(e)	5,500	5,500
Series 1994 B3, 0.85%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	200	200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.: - continued
Series 1996 D5, 0.85%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	$ 1,400	$ 1,400
Series 1997 B1, 0.85%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	700	700
Series 1997 B4, 0.85%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	700	700
Series 1997 B6, 0.85%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	100	100
Series 1997 B8, 0.85%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	500	500
Series 1997 B9, 0.85%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	300	300
Pennsylvania Econ. Dev. Fing. Auth. Manufacturing Facility Rev. (Dodge Realty Partners Proj.) 0.8%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	3,000	3,000
Pennsylvania Gen. Oblig. Participating VRDN Series ROC II R 11505, 0.68% (Liquidity Facility Citibank NA) (b)(g)	4,510	4,510
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.) Series B, 0.6%, LOC Landesbank Hessen-Thuringen, VRDN (b)	17,665	17,665
(Indiana Univ. of Pennsylvania Student Hsg. Proj.) Series 2008, 0.65%, LOC Citizens Bank of Pennsylvania, VRDN (b)	4,000	4,000
(St. Joseph's Univ. Proj.) Series 2008 B, 0.55%, LOC Citizens Bank of Pennsylvania, VRDN (b)	17,000	17,000
(Thomas Jefferson Univ. Proj.) Series 2008 B, 0.53%, LOC JPMorgan Chase Bank, VRDN (b)	3,500	3,500
Pennsylvania Hsg. Fin. Agcy. Multifamily Hsg. Dev. Rev. (Foxwood Manor Apts. Proj.) Series 2008 O, 0.62%, LOC Bank of America NA, VRDN (b)	4,000	4,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Participating VRDN:
Series BA 08 1108, 0.87% (Liquidity Facility Bank of America NA) (b)(e)(g)	6,750	6,750
Series BA 08 1118, 0.87% (Liquidity Facility Bank of America NA) (b)(e)(g)	3,275	3,275
Series 2002 74A, 0.9% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(e)	21,900	21,900
Series 2002 75A, 0.9% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(e)	21,900	21,900
Series 2003 77B, 0.9% (Liquidity Facility BNP Paribas SA), VRDN (b)(e)	14,975	14,975
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.: - continued
Series 2003 77C, 0.9% (Liquidity Facility BNP Paribas SA), VRDN (b)(e)	$ 11,145	$ 11,145
Series 2003 79B, 0.9% (Liquidity Facility BNP Paribas SA), VRDN (b)(e)	20,900	20,900
Series 2004 81B, 0.9% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(e)	9,075	9,075
Series 2004 81C, 0.9% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(e)	54,600	54,600
Series 2004 82B, 0.7% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)(e)	25,385	25,385
Series 2006 92B, 0.9% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)(e)	12,600	12,600
Series 2008 102C, 0.7% (Liquidity Facility Bank of America NA), VRDN (b)(e)	39,000	39,000
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 0.6%, LOC Bank of America NA, VRDN (b)	10,400	10,400
Series 2008 B2, 0.65%, LOC Bank of America NA, VRDN (b)	33,700	33,700
Series 2008 B3, 0.6%, LOC Bank of America NA, VRDN (b)	4,000	4,000
Series 2008 B6, 0.6%, LOC Bank of America NA, VRDN (b)	18,000	18,000
Philadelphia Arpt. Rev. Series 2005 C, 0.68%, LOC TD Banknorth, NA, VRDN (b)(e)	16,500	16,500
Philadelphia Auth. for Indl. Dev. Rev.:
(New Courtland Elder Svcs. Proj.) Series 2003, 0.55%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	10,400	10,400
(Philadelphia Museum of Art Proj.) 0.61%, LOC Citizens Bank of Pennsylvania, VRDN (b)	6,640	6,640
Philadelphia School District Series 2008 D1, 0.6%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	5,195	5,195
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Ctr. Proj.) Series A, 0.6%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	7,795	7,795
		698,325
Puerto Rico - 0.0%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN Series BA 09 1211X, 0.57% (Liquidity Facility Bank of America NA) (b)(g)	5,000	5,000
Puerto Rico Ind. Med. & Envir. Poll. Cont. Facilities Fing. Auth. Rev. Bonds (Abbot Labs Proj.) 2.25%, tender 3/2/09 (b)	2,680	2,680
		7,680
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - 0.4%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. 0.68% 6/4/09, CP	$ 21,000	$ 21,000
Rhode Island Health & Edl. Bldg. Corp. Hosp. Fing. Rev. (Care New England Health Sys. Proj.) Series 2008 B, 0.65%, LOC JPMorgan Chase Bank, VRDN (b)	4,145	4,145
Rhode Island Hsg. & Mtg. Fin. Corp. (Homeownership Opportunity Prog.) Series 95 C, 0.65% (Liquidity Facility Bank of America NA), VRDN (b)(e)	25,000	25,000
Rhode Island Indl. Facilities Corp. Indl. Dev. Rev. (NFA Corp. Proj.) 0.9%, LOC Bank of America NA, VRDN (b)(e)	5,000	5,000
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2008 B1, 0.77%, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	10,000	10,000
Series 2008 B2, 0.77%, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	20,000	20,000
Series 2008 B3, 0.77%, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	7,000	7,000
		92,145
South Carolina - 1.6%
Anderson County School District #5 Participating VRDN Series BA 08 1181, 1.02% (Liquidity Facility Bank of America NA) (b)(g)	14,650	14,650
Berkeley County Exempt Facility Indl. Rev. (BP Amoco Chemical Co. Proj.):
Series 1997, 0.52%, VRDN (b)(e)	19,000	19,000
Series 2003, 0.52%, VRDN (b)(e)	10,600	10,600
Charleston County Hosp. Facilities (Care Alliance Health Svcs. Proj.) Series 2004 B2, 0.55%, LOC Wachovia Bank NA, VRDN (b)	9,500	9,500
Charleston Wtrwks. & Swr. Rev. Series 2006 B, 0.65% (Liquidity Facility Wachovia Bank NA), VRDN (b)	40,000	40,000
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series A, 0.7%, VRDN (b)(e)	8,100	8,100
Dorchester County Indl. Dev. Rev. (SYN Strand, Inc. Proj.) Series 1994, 0.78%, LOC JPMorgan Chase Bank, VRDN (b)(e)	7,650	7,650
Greenville Hosp. Sys. Facilities Rev. Series 2008 E, 0.58%, LOC Wachovia Bank NA, VRDN (b)	38,815	38,815
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 1.56%, VRDN (b)	2,600	2,600
Richland County School District #1 Bonds 4% 3/2/09	6,500	6,500
South Carolina Gen. Oblig. Participating VRDN Series ROC II R 692W, 0.72% (Liquidity Facility Wells Fargo & Co.) (b)(g)	2,125	2,125
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Jobs-Econ. Dev. Auth. (CareAlliance Health Svcs. Proj.) Series 2007, 0.55%, LOC Wachovia Bank NA, VRDN (b)	$ 38,000	$ 38,000
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
(Alfmeier Corp. Proj.) 0.78%, LOC Bayerische Landesbank Girozentrale, VRDN (b)(e)	1,300	1,300
(Carolina Piedmont Foundation Proj.) 0.7%, LOC Bank of America NA, VRDN (b)	5,635	5,635
(Keys Printing Co. Proj.) 0.78%, LOC JPMorgan Chase Bank, VRDN (b)(e)	500	500
(Waste Mgmt. of South Carolina, Inc. Proj.) Series 2003 A, 0.87%, LOC Wachovia Bank NA, VRDN (b)(e)	15,000	15,000
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev. (South Carolina Generating Co., Inc. Proj.) Series 2008, 0.9%, LOC Bank of America NA, VRDN (b)(e)	36,400	36,400
South Carolina Pub. Svc. Auth. Rev.:
Participating VRDN Series ROC II R 11426, 1.01% (Liquidity Facility Citibank NA) (b)(g)	33,000	33,000
0.5% 4/7/09, CP	8,330	8,330
South Carolina Trans. Infrastructure Bank Rev.:
Series 2003 B1, 0.65%, LOC Bank of America NA, VRDN (b)	22,465	22,465
Series 2003 B2, 0.64%, LOC Branch Banking & Trust Co., VRDN (b)	38,875	38,875
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 1.15% tender 5/1/09, CP mode	27,800	27,800
York County School District #4 BAN Series 2008 A, 2.5% 10/1/09	26,400	26,601
		413,446
South Dakota - 0.1%
South Dakota Hsg. Dev. Auth.:
Participating VRDN Series Putters 1415, 0.75% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(g)	7,300	7,300
(Harmony Heights Proj.) Series 2001, 0.82%, LOC Fannie Mae, VRDN (b)(e)	6,500	6,500
(Homeownership Mtg. Proj.) Series 2003 F, 0.83% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)(e)	10,000	10,000
		23,800
Tennessee - 1.4%
Chattanooga Indl. Dev. Board Indl. Rev. (Burner Systems Int'l., Inc. Proj.) 0.9%, LOC JPMorgan Chase Bank, VRDN (b)(e)	4,500	4,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2004, 0.6%, LOC Bank of America NA, VRDN (b)	$ 20,600	$ 20,600
Series 2005, 0.6%, LOC Bank of America NA, VRDN (b)	31,350	31,350
Jackson Indl. Dev. Board Solid Waste Disp. Rev. (Florida Steel Corp. Proj.) Series 1995, 0.9%, LOC Bank of America NA, VRDN (b)(e)	17,000	17,000
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.):
Series 2008 A, 0.62%, LOC Landesbank Baden-Wuert, VRDN (b)	4,300	4,300
Series 2008 B, 0.68%, LOC Landesbank Baden-Wuert, VRDN (b)	4,000	4,000
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) 1.45%, VRDN (b)(e)	11,600	11,600
Loudon Indl. Dev. Board Solid Waste Disp. Rev. (Tate & Lyle Ingredients Americas, Inc. Proj.) Series 2006, 0.7%, LOC Rabobank Nederland, VRDN (b)(e)	42,100	42,100
Memphis Health, Edl. & Hsg. Facilities Board (Ashland Lakes Apts. Proj.) Series A, 0.73%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	10,000	10,000
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board (Whispering Oaks Apts. Proj.) 0.8%, LOC Fannie Mae, VRDN (b)(e)	15,000	15,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 0.65%, LOC Bank of America NA, VRDN (b)	15,575	15,575
Morristown Indl. Dev. Board Indl. Dev. Rev. (BOS Automotive Prod. Proj.) 0.92%, LOC Landesbank Baden-Wuert, VRDN (b)(e)	5,000	5,000
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 0.6% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	67,475	67,475
Sevier County Pub. Bldg. Auth. Rev. Series V-A-1, 0.79%, LOC Branch Banking & Trust Co., VRDN (b)(e)	14,000	14,000
Shelby County Gen. Oblig. Series 2004 B, 0.5% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	9,880	9,880
Shelby County Health Edl. & Hsg. Facilities Board Rev.:
(Methodist Le Bonheur Healthcare Proj.) Series 2008 B, 0.58% (Assured Guaranty Corp. Insured), VRDN (b)	22,500	22,500
(Trezevant Manor Proj.) Series A, 0.67%, LOC Bank of America NA, VRDN (b)	14,450	14,450
Tennessee Hsg. Participating VRDN Series Clipper 05 10, 0.79% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)(g)	26,855	26,855
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Tennessee Hsg. Dev. Agcy. Participating VRDN Series Merlots C51, 0.75% (Liquidity Facility Bank of New York, New York) (b)(e)(g)	$ 16,510	$ 16,510
White County Indl. Dev. Board Indl. Dev. Rev. (Genlyte Thomas Group LLC Proj.) Series 2001, 0.87%, LOC Bank of America NA, VRDN (b)(e)	5,000	5,000
		357,695
Texas - 14.3%
Austin Independent School District:
0.65% 4/3/09 (Liquidity Facility Bank of America NA), CP	10,000	10,000
0.65% 4/3/09 (Liquidity Facility Bank of America NA), CP	20,000	20,000
Austin Util. Sys. Rev. Series A:
0.35% 3/9/09, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	28,872	28,872
0.6% 3/2/09, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	20,000	20,000
0.6% 3/16/09, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	26,230	26,230
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Series 2008 A:
0.75% 5/7/09, CP	25,000	25,000
0.79% 6/4/09, CP	25,000	25,000
Brazos River Auth. Poll. Cont. Rev.:
(Texas Utils. Elec. Co. Proj.) Series 2001 D2, 1%, LOC Citibank NA, VRDN (b)(e)	96,400	96,400
(Texas Utils. Energy Co. Proj.) Series A, 1%, LOC Citibank NA, VRDN (b)(e)	12,000	12,000
Brownsville Indl. Dev. Corp. Rev. (Rich-Seapak Corp. Proj.) Series 1997, 0.87%, LOC HSBC Bank USA, NA, VRDN (b)(e)	6,250	6,250
Calhoun County Naviation Indl. Dev. Auth. Port Rev. (Formosa Plastics Corp. Proj.) Series 1994, 0.76%, LOC Bank of America NA, VRDN (b)(e)	29,300	29,300
Calhoun County Navigation District Poll. Cont. Rev. (Formosa Plastics Corp., Texas Proj.) 0.71%, LOC Wachovia Bank NA, VRDN (b)(e)	10,000	10,000
Calhoun County Navigation District Port Rev. (Formosa Plastics Corp. Proj.) Series 2000, 0.9%, LOC Bank of America NA, VRDN (b)(e)	5,500	5,500
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.) Series 2000, 0.71%, LOC Wachovia Bank NA, VRDN (b)(e)	25,000	25,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Proj.):
Series 2007 A, 0.9%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	$ 43,500	$ 43,500
Series 2008, 0.9%, LOC Bank of America NA, VRDN (b)(e)	10,000	10,000
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. (Marble Falls Vistas Apts. Proj.) 0.8%, LOC Fannie Mae, VRDN (b)(e)	6,000	6,000
Converse Hsg. Fin. Corp. Multi-family Hsg. Rev. (Town Square Apts. Proj.) 0.75%, LOC Citibank NA, VRDN (b)(e)	14,300	14,300
Cypress-Fairbanks Independent School District Participating VRDN Series DB 597, 0.62% (Liquidity Facility Deutsche Bank AG) (b)(g)	7,550	7,550
Dallas Area Rapid Transit Sales Tax Rev. Series 2001:
0.6% 3/24/09 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	15,000	15,000
0.65% 3/12/09 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	15,000	15,000
Dallas Fort Worth Int'l. Arpt. Rev. Bonds Series 2004 A1, 3.5% 11/1/09 (e)	2,000	2,013
Dallas Hsg. Fin. Corp. Multi-family Hsg. Rev. (The Masters Apts. Proj.) 0.8%, LOC Fannie Mae, VRDN (b)(e)	7,580	7,580
Dallas Performing Arts Cultural Facilities Corp. Cultural Facility Rev. (Dallas Ctr. for the Performing Arts Foundation, Inc. Proj.) Series 2008 A, 0.55%, LOC Bank of America NA, VRDN (b)	30,000	30,000
Dallas/Fort Worth Int'l. Arpt. Facility Impt. Corp. Rev. (United Parcel Svc., Inc. Proj.) Series 2002, 0.6% (United Parcel Svc. of America Guaranteed), VRDN (b)(e)	24,000	24,000
Denton Independent School District Participating VRDN Series Putters 2603, 0.67% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	7,390	7,390
Dublin Econ. Dev. Corp. Indl. Dev. Auth. Rev. (Universal Blanchers LLC Proj.) 1.07%, LOC Harris NA, VRDN (b)(e)	4,200	4,200
Eagle Mountain & Saginaw Independent School District Participating VRDN Series SGA 03 141, 0.65% (Liquidity Facility Societe Generale) (b)(g)	4,000	4,000
Galveston Indl. Dev. Corp. Rev. (Mitchell Interests Proj.) 1%, LOC JPMorgan Chase Bank, VRDN (b)(e)	300	300
Gilmer Indl. Dev. Corp. (Duoline Technologies LP Proj.) Series 2008 A, 0.73%, LOC Wells Fargo Bank NA, VRDN (b)(e)	10,000	10,000
Greater East Texas Higher Ed. Auth. Student Ln. Rev.:
Bonds Series 1993 B, 2.125%, tender 6/1/09, LOC State Street Bank & Trust Co., Boston (b)(e)	15,000	15,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Greater East Texas Higher Ed. Auth. Student Ln. Rev.: - continued
Series 1992 B, 1.01%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)(e)	$ 35,200	$ 35,200
Series 1993 B, 1.01%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)(e)	17,000	17,000
Series 1995 A, 1.01%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)(e)	46,700	46,700
Series 1995 B, 1.01%, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	10,000	10,000
Greater Texas Student Ln. Corp. Student Ln. Rev.:
Series 1998 A, 1.01%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)(e)	10,400	10,400
Series 2000 A, 1.01%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)(e)	35,000	35,000
Gulf Coast Indl. Dev. Auth. 0.87%, LOC Wells Fargo Bank NA, VRDN (b)	5,280	5,280
Gulf Coast Indl. Dev. Auth. Marine Term. (Amoco Oil Co. Proj.) Series 1993, 0.52%, VRDN (b)(e)	36,100	36,100
Gulf Coast Indl. Dev. Auth. Exempt Facilities Indl. Rev. (BP Global Pwr. Corp. Proj.) 0.52%, VRDN (b)(e)	23,000	23,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev.:
(Air Products Proj.):
Series 2004, 0.75% (Air Products & Chemicals, Inc. Guaranteed), VRDN (b)(e)	15,000	15,000
Series 2005, 0.75% (Air Products & Chemicals, Inc. Guaranteed), VRDN (b)(e)	19,000	19,000
(Amoco Oil Co. Proj.):
Series 1997, 0.52%, VRDN (b)(e)	9,500	9,500
Series 1998, 0.52%, VRDN (b)(e)	22,500	22,500
Series 2001, 0.52%, VRDN (b)(e)	22,700	22,700
(BP Amoco Chemical Co. Proj.):
Series 2003, 0.52%, VRDN (b)(e)	16,400	16,400
Series B, 0.52%, VRDN (b)(e)	17,100	17,100
(BP Prods. North America, Inc. Proj.):
Series 2002, 0.52% (BP PLC Guaranteed), VRDN (b)(e)	24,900	24,900
Series 2003, 0.52%, VRDN (b)(e)	25,000	25,000
Series 2004, 0.52%, VRDN (b)(e)	24,900	24,900
Series 2005, 0.52%, VRDN (b)(e)	25,000	25,000
(BP Products North America, Inc. Proj.) Series 2007, 0.52%, VRDN (b)(e)	80,000	80,000
Gulf Coast Waste Disp. Auth. Poll. Cont. & Solid Waste Disp. Rev. (Amoco Oil Co. Proj.) Series 1996, 0.52%, VRDN (b)(e)	25,000	25,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. (Amoco Oil Co. Proj.):
Series 1993, 0.52%, VRDN (b)(e)	$ 10,900	$ 10,900
Series 1994, 0.52%, VRDN (b)(e)	37,540	37,540
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev.:
(Amoco Oil Co. Proj.) Series 1994, 0.7%, VRDN (b)(e)	18,200	18,200
(Republic Waste Svcs. of Texas, Ltd. Proj.) Series 2004, 0.9%, LOC Bank of America NA, VRDN (b)(e)	6,500	6,500
(Waste Mgmt., Inc. Proj.) Series A, 0.9%, LOC JPMorgan Chase Bank, VRDN (b)(e)	14,300	14,300
Harlandale Independent School District Participating VRDN Series SGA 100, 0.68% (Liquidity Facility Societe Generale) (b)(g)	7,480	7,480
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
(Memorial Hermann Healthcare Sys. Proj.) Series 2008 D1, 0.57%, LOC JPMorgan Chase Bank, VRDN (b)	7,500	7,500
(YMCA of the Greater Houston Area Proj.):
Series 2008 A, 0.65%, LOC JPMorgan Chase Bank, VRDN (b)	35,200	35,200
Series 2008 C, 0.65%, LOC Bank of America NA, VRDN (b)	18,500	18,500
Harris County Flood Cont. District Participating VRDN:
Series Putters 2542, 0.6% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	985	985
Series ROC II R 11313, 0.68% (Liquidity Facility Citibank NA) (b)(g)	22,625	22,625
Harris County Gen. Oblig.:
Bonds (Road Proj.) Series 1995 A, 0% 8/15/09	6,200	6,157
Participating VRDN:
Series Putters 1172Z, 0.8% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	6,990	6,990
Series ROC II R 718 PB, 1.17% (Liquidity Facility Deutsche Postbank AG) (b)(g)	8,415	8,415
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Baylor College of Medicine Proj.):
Series 2007 B, 0.6%, LOC JPMorgan Chase Bank, VRDN (b)	32,200	32,200
Series 2008 C, 0.6%, LOC Commerzbank AG, VRDN (b)	19,100	19,100
Harris County Health Facilities Dev. Corp. Rev. (Seven Acres Jewish Sr. Care Svcs. Proj.) Series 2004, 0.72%, LOC JPMorgan Chase Bank, VRDN (b)	18,210	18,210
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Lafayette Village Apts. Proj.) Series 2006, 0.8%, LOC Fannie Mae, VRDN (b)(e)	6,910	6,910
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.: - continued
(Louetta Village Apts. Proj.) 0.8%, LOC Fannie Mae, VRDN (b)(e)	$ 7,000	$ 7,000
(Primrose Aldine Bender Apt. Proj.) 0.8%, LOC Fannie Mae, VRDN (b)(e)	12,340	12,340
(Primrose at Bammel Apts. Proj.) 0.8%, LOC Fannie Mae, VRDN (b)(e)	12,600	12,600
(Quail Chase Apts. Proj.) Series 1999, 1.5%, LOC Gen. Elec. Cap. Corp., VRDN (b)(e)	11,110	11,110
(Wellington Park Apts. Proj.) 0.8%, LOC Fannie Mae, VRDN (b)(e)	13,050	13,050
Harris County Indl. Dev. Corp. Poll. Cont. Rev. (Exxon Proj.) Series 1987, 0.45%, VRDN (b)(e)	12,300	12,300
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Deer Park Refining Ltd. Partnership Proj.) Series 2008, 0.85%, VRDN (b)(e)	94,000	94,000
Hidalgo County Drainage District #1 Participating VRDN Series Merlots D140, 0.65% (Liquidity Facility Wachovia Bank NA) (b)(g)	10,820	10,820
Houston Gen. Oblig. Series E1, 0.65% 4/3/09 (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), CP	5,000	5,000
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Fairlake Cove Apts. Proj.) 0.75%, LOC Citibank NA, VRDN (b)(e)	9,800	9,800
(Little Nell Apts. Proj.) 0.8%, LOC Fannie Mae, VRDN (b)(e)	13,300	13,300
(Mayfair Park Apts. Proj.) 0.8%, LOC Fannie Mae, VRDN (b)(e)	6,000	6,000
Houston Indl. Dev. Corp. Rev. (Aero Houston East LP Proj.) Series 2003 A, 0.78%, LOC JPMorgan Chase Bank, VRDN (b)(e)	4,200	4,200
Houston Util. Sys. Rev.:
Participating VRDN:
Series EGL 07 0086, 1.77% (Liquidity Facility Citibank NA) (b)(g)	15,350	15,350
Series ROC II R 11133, 0.74% (Liquidity Facility Citibank NA) (b)(g)	15,225	15,225
Series 2004 A:
1.6% 3/2/09 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	37,100	37,100
1.6% 3/2/09 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	29,350	29,350
Series 2008 A1, 0.65%, LOC Bank of America NA, VRDN (b)	25,000	25,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 1.4%, VRDN (b)(e)	$ 12,600	$ 12,600
Lamar Consolidated Independent School District Participating VRDN Series DB 512, 0.62% (Liquidity Facility Deutsche Bank AG) (b)(g)	3,215	3,215
Lower Colorado River Auth. Rev.:
Series A:
0.77% 5/18/09 (Liquidity Facility JPMorgan Chase Bank), CP	24,400	24,400
0.85% 3/5/09 (Liquidity Facility JPMorgan Chase Bank), CP	22,450	22,450
0.88% 3/3/09 (Liquidity Facility JPMorgan Chase Bank), CP	10,050	10,050
1% 3/5/09 (Liquidity Facility JPMorgan Chase Bank), CP	8,000	8,000
0.45% 4/2/09, CP	14,500	14,500
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev.:
(ExxonMobil Proj.) Series 2001 B, 0.45% (Exxon Mobil Corp. Guaranteed), VRDN (b)(e)	5,000	5,000
(Onyx Envir. Svcs. Proj.) Series 2003, 0.9%, LOC Bank of America NA, VRDN (b)(e)	11,950	11,950
Mansfield Independent School District Participating VRDN Series SGA 129. 0.68% (Liquidity Facility Societe Generale) (b)(g)	5,000	5,000
Midlothian Indl. Dev. Corp. Envir. Facilities Rev. (Holnam Texas LP Proj.) Series 1999, 0.9%, LOC JPMorgan Chase Bank, VRDN (b)(e)	15,100	15,100
Mineral Wells Ind. Dev. Corp. Rev. (Ameron Int'l. Corp. Proj.) 0.85%, LOC Bank of America NA, VRDN (b)(e)	7,200	7,200
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. (Allied Waste North America, Inc. Proj.) Series 2008 A, 0.9%, LOC Bank of America NA, VRDN (b)(e)	42,000	42,000
Montgomery County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Conroe Lodge at Silverdale Apt. Homes Proj.) 0.73%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	7,820	7,820
North East Texas Independent School District Participating VRDN Series DCL 08 002, 1.5% (Liquidity Facility Dexia Cr. Local de France) (b)(g)	11,420	11,420
North Texas Higher Ed. Auth. Student Ln. Rev.:
Series 2005 C, 0.9%, LOC Bank of America NA, LOC Lloyds TSB Bank PLC, VRDN (b)(e)	98,800	98,800
Series 2007 A, 0.9%, LOC Bank of America NA, LOC Lloyds TSB Bank PLC, VRDN (b)(e)	5,500	5,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2004, 1.2%, VRDN (b)(e)	$ 94,790	$ 94,790
1.07%, VRDN (b)(e)	13,000	13,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.) Series 2005, 0.75% (Air Products & Chemicals, Inc. Guaranteed), VRDN (b)(e)	8,300	8,300
Port Corpus Christi Indl. Dev. Corp. Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.):
Series 2007, 0.52%, LOC BNP Paribas SA, VRDN (b)(e)	44,000	44,000
Series 2008, 0.52%, LOC Sumitomo Mitsui Banking Corp., VRDN (b)(e)	50,000	50,000
Red River Ed. Fin. Corp. Ed. Rev. (Texas Christian Univ. Proj.) Series 2001, 2.75%, VRDN (b)	10,000	10,000
Riesel Indl. Dev. Corp. (Sandy Creek Energy Assoc. Proj.):
0.75%, LOC Cr. Suisse Group, VRDN (b)(e)	46,500	46,500
0.75%, LOC Cr. Suisse Group, VRDN (b)(e)	50,000	50,000
Round Rock Independent School District Participating VRDN Series SGA 133, 0.68% (Liquidity Facility Societe Generale) (b)(g)	12,615	12,615
San Antonio Elec. & Gas Participating VRDN Series DB 602, 0.62% (Liquidity Facility Deutsche Bank AG) (b)(g)	8,310	8,310
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN:
Series BBT 08 26, 0.62% (Liquidity Facility Branch Banking & Trust Co.) (b)(g)	5,370	5,370
Series Putters 3291, 0.6% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	3,400	3,400
Series 2003, 0.6% (Liquidity Facility Bank of America NA), VRDN (b)	675	675
Series A:
0.5% 3/13/09, CP	6,200	6,200
0.6% 3/13/09, CP	5,500	5,500
0.6% 3/13/09, CP	19,900	19,900
San Antonio Gen. Oblig. Series A, 0.34% 3/9/09, LOC Bank of America NA, CP	5,000	5,000
San Antonio Indl. Dev. Auth. Indl. Dev. Rev. (LGC Bldg. & KLN Steel Proj.) Series 1998, 0.95%, LOC Bank of America NA, VRDN (b)(e)	3,500	3,500
San Antonio Wtr. Sys. Rev.:
Participating VRDN Series SG 02 159, 0.67% (Liquidity Facility Societe Generale) (b)(g)	22,500	22,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Wtr. Sys. Rev.: - continued
Participating VRDN:
Series 2001 A:
0.6% 4/6/09, CP	$ 18,500	$ 18,500
0.6% 4/6/09, CP	900	900
0.75% 5/1/09, CP	21,619	21,619
Spring Independent School District Participating VRDN Series DB 603, 0.62% (Liquidity Facility Deutsche Bank AG) (b)(g)	3,805	3,805
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Methodist Hospitals of Dallas Proj.) Series 2008:
0.47%, LOC JPMorgan Chase Bank, VRDN (b)	15,100	15,100
0.6%, LOC JPMorgan Chase Bank, VRDN (b)	50,000	50,000
(Scott and White Memorial Hosp. and Scott, Sherwood and Brindley Foundation Proj.) Series 2008 2, 0.48%, LOC JPMorgan Chase Bank, VRDN (b)	66,395	66,395
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Participating VRDN Series BA 08 1201, 0.62% (Liquidity Facility Bank of America NA) (b)(g)	5,790	5,790
(Christus Health Proj.) Series 2008 C5, 0.75%, LOC Compass Bank, VRDN (b)	13,450	13,450
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev.:
(Bristol Apts. Proj.) 0.8%, LOC Fannie Mae, VRDN (b)(e)	3,800	3,800
(Chisholm Trail Proj.) 0.8%, LOC Fannie Mae, VRDN (b)(e)	5,800	5,800
(Pinnacle Apts. Proj.) 0.8%, LOC Fannie Mae, VRDN (b)(e)	7,365	7,365
(Post Oak East Apts. Proj.) Series A, 0.8%, LOC Fannie Mae, VRDN (b)(e)	8,000	8,000
(Residences at Sunset Pointe Proj.) 0.77%, LOC Bank of America NA, VRDN (b)(e)	15,000	15,000
(St. Augustine Estate Proj.) Series 2005, 0.8%, LOC Fannie Mae, VRDN (b)(e)	7,150	7,150
(Windshire Apts. Proj.) 0.8%, LOC Fannie Mae, VRDN (b)(e)	14,000	14,000
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Hsg. Rev. Participating VRDN Series BA 1048, 0.62% (Liquidity Facility Bank of America NA) (b)(e)(g)	3,300	3,300
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Participating VRDN Series ROC II R 11215 WF, 0.76% (Liquidity Facility Wells Fargo & Co.) (b)(e)(g)	12,120	12,120
Texas Dept. of Trans. Ctfs. of Prtn. Series 2005 A:
0.45% 3/9/09, LOC Bank of America NA, LOC State Street Bank & Trust Co., Boston, CP	35,000	35,000
0.5% 3/5/09, LOC Bank of America NA, LOC State Street Bank & Trust Co., Boston, CP	20,000	20,000
0.5% 3/9/09, LOC Bank of America NA, LOC State Street Bank & Trust Co., Boston, CP	25,000	25,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Dept. of Trans. Ctfs. of Prtn. Series 2005 A: - continued
0.7% 3/11/09, LOC Bank of America NA, LOC State Street Bank & Trust Co., Boston, CP	$ 25,000	$ 25,000
Texas Gen. Oblig.:
Bonds:
(College Student Ln. Prog.):
Series 2003:
2.2%, tender 7/1/09 (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	35,630	35,630
2.2%, tender 7/1/09 (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	75,000	75,000
Series 2004:
0.7%, tender 3/2/09 (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	14,925	14,925
0.7%, tender 3/2/09 (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	3,110	3,110
0.7%, tender 3/2/09 (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	3,670	3,670
0.7%, tender 3/2/09 (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	5,565	5,565
0.7%, tender 3/2/09 (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	4,975	4,975
Series 2002, 5.5% 10/1/09	4,750	4,873
Series 2006 A, 5% 10/1/09	2,500	2,560
Participating VRDN:
Series DB 448, 0.65% (Liquidity Facility Deutsche Bank AG) (b)(e)(g)	3,395	3,395
Series EGL 03 26 Class A, 0.69% (Liquidity Facility Citibank NA) (b)(g)	2,410	2,410
Series ROC II R 11087, 0.76% (Liquidity Facility Citibank NA) (b)(e)(g)	15,680	15,680
(Veterans Land Proj.) Series A, 0.78%, VRDN (b)(e)	27,075	27,075
(Veterans' Hsg. Assistance Prog.):
Fund II Series 2002 A2:
0.83%, VRDN (b)(e)	7,475	7,475
0.83%, VRDN (b)(e)	11,650	11,650
Fund II Series 2005 B, 0.64% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(e)	39,500	39,500
TRAN Series 2008, 3% 8/28/09	535,000	538,343
Texas Pub. Fin. Auth. Series 2002 A:
0.55% 4/2/09 (Liquidity Facility Texas Gen. Oblig.), CP	2,800	2,800
0.7% 4/2/09 (Liquidity Facility Texas Gen. Oblig.), CP	7,300	7,300
0.9% 8/13/09 (Liquidity Facility Texas Gen. Oblig.), CP	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Pub. Fin. Auth. Rev. Bonds Series 2003 C2, 0.7% tender 4/3/09 (Liquidity Facility Texas Gen. Oblig.), CP mode	$ 15,000	$ 15,000
Travis County Health Facilities Dev. (Longhorn Village Proj.) Series 2008 B, 0.53%, LOC Bank of Scotland PLC, VRDN (b)	20,000	20,000
Travis County Hsg. Fin. Corp. (Rosemont at Old Manor Apts.) 0.8%, LOC Fannie Mae, VRDN (b)(e)	6,700	6,700
Univ. of Texas Board of Regents Sys. Rev. Series 2002 A, 0.65% 3/6/09 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	12,500	12,500
West Side Calhoun County Navigation District Envir. Facilities Rev. (BP Chemicals, Inc. Proj.) Series 2000, 0.52%, VRDN (b)(e)	24,400	24,400
		3,692,517
Utah - 1.0%
Carbon County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.5%, LOC Wells Fargo Bank NA, VRDN (b)	1,900	1,900
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.66%, LOC Wells Fargo Bank NA, VRDN (b)	10,000	10,000
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Bonds Series A, 5.25% 7/1/09	15,990	16,169
Series 1997 B2, 0.8% 3/6/09 (Liquidity Facility Bank of Nova Scotia), CP	34,900	34,900
Series 1997 B3:
0.45% 3/5/09 (Liquidity Facility Bank of Nova Scotia), CP	7,000	7,000
0.75% 6/5/09 (Liquidity Facility Bank of Nova Scotia), CP	37,100	37,100
0.85% 3/6/09 (Liquidity Facility Bank of Nova Scotia), CP	25,000	25,000
Murray City Hosp. Rev. (IHC Health Svcs., Inc. Proj.):
Series 2005 B, 0.65% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	16,190	16,190
Series A, 0.65% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	15,700	15,700
Salt Lake City Sales Tax Rev. 0.6% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	10,195	10,195
Utah Board of Regents Student Ln. Rev. Series 2008 A, 0.68%, LOC Wells Fargo Bank NA, VRDN (b)(e)	30,000	30,000
Utah Hsg. Corp. Multi-family Hsg. Rev. (Springwood Apts. Proj.) 0.8%, LOC Fannie Mae, VRDN (b)(e)	8,485	8,485
Utah Transit Auth. Sales Tax Rev. Participating VRDN Series DCL 021, 1.5% (Liquidity Facility Dexia Cr. Local de France) (b)(g)	35,150	35,150
		247,789
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Vermont - 0.7%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
Bonds (Middlebury College Proj.) Series 1988 A, 1.75%, tender 11/3/09 (b)	$ 8,100	$ 8,100
(Norwich Univ. Proj.) Series 2008, 0.5%, LOC RBS Citizens NA, VRDN (b)	23,200	23,200
Vermont Indl. Dev. Auth. Indl. Dev. Rev. (Ryegate Proj.) Series 1990, 0.9%, LOC ABN-AMRO Bank NV, VRDN (b)(e)	12,300	12,300
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2008 C1, 0.55%, LOC Lloyds TSB Bank PLC, VRDN (b)(e)	58,700	58,700
Series 2008 C2, 0.73%, LOC Lloyds TSB Bank PLC, VRDN (b)(e)	91,700	91,700
		194,000
Virginia - 2.6%
Alexandria Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Fairfield Village Square Proj.) Series A, 0.8%, LOC Fannie Mae, VRDN (b)(e)	21,720	21,720
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. (Gates of Ballston Apts.) 0.74%, LOC RBC Centura Bank, Rocky Mount, VRDN (b)(e)	14,395	14,395
Cap. Beltway Fdg. Corp. Toll Rev. (I-495 Hot Lanes Proj.):
Series 2008 B, 0.58%, LOC Banco Espirito Santo SA (BES), VRDN (b)(e)	94,900	94,900
Series 2008 C, 0.58%, LOC Nat'l. Australia Bank Ltd., VRDN (b)(e)	70,000	70,000
Series 2008 D, 0.56%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)(e)	56,000	56,000
Charles City County Econ. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.9%, LOC JPMorgan Chase Bank, VRDN (b)(e)	7,000	7,000
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2008 A1, 1.6%, tender 4/20/09 (b)	35,130	35,130
Farmville Indl. Dev. Auth. Edl. Facilities Rev. (Longwood Student Hsg. Proj.) Series 2007, 0.65% (Assured Guaranty Corp. Insured), VRDN (b)	1,000	1,000
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 2.2% tender 4/8/09, CP mode (e)	13,200	13,200
Hampton Indl. Dev. Auth. Exempt Facilities Rev. (USA Waste of Virginia Landfills, Inc. Proj.) Series 2000, 0.78%, LOC Wachovia Bank NA, VRDN (b)(e)	9,000	9,000
Hampton Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Avalon Pointe Proj.) Series 1996, 0.77%, LOC Fannie Mae, VRDN (b)(e)	4,887	4,887
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Hampton Roads Sanitation District Wastewtr. Rev. Participating VRDN Series BBT 08 35, 0.62% (Liquidity Facility Branch Banking & Trust Co.) (b)(g)	$ 7,730	$ 7,730
Harrisonburg Indl. Dev. Auth. Rev. (Virginia Mennonite Retirement Cmnty. Proj.) Series 2006 A, 0.65%, LOC Citibank NA, VRDN (b)	18,330	18,330
King George County Indl. Dev. Auth. Exempt Facilities Rev. (Birchwood Pwr. Partners Proj.) Series 1994 B, 0.6%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)(e)	6,250	6,250
Lexington Indl. Dev. Auth. Edl. Facilities Rev. (VMI Dev. Board, Inc. Proj.) 0.55%, LOC Wachovia Bank NA, VRDN (b)	22,405	22,405
Norfolk Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D1, 0.62%, LOC Landesbank Baden-Wuert, VRDN (b)	11,270	11,270
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) 2.15% tender 4/8/09, CP mode	11,200	11,200
Prince William County Indl. Dev. Auth. Sewage Disp. Facilities Rev. (Dale Svc. Corp. Proj.):
Series 2000, 0.78%, LOC Wachovia Bank NA, VRDN (b)(e)	6,420	6,420
Series 2006, 0.71%, LOC Wachovia Bank NA, VRDN (b)(e)	9,215	9,215
Richmond Gen. Oblig. 0.6% 4/3/09 (Liquidity Facility Bank of America NA), CP	14,500	14,500
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. (Atlantic Waste Disp. Proj.) 0.8%, LOC JPMorgan Chase Bank, VRDN (b)(e)	10,000	10,000
Univ. of Virginia Gen. Rev.:
Participating VRDN Series EGL 06 17 Class A, 0.65% (Liquidity Facility Citibank NA) (b)(g)	12,200	12,200
Series 2003 A, 0.33% 4/2/09, CP	4,950	4,950
Virginia College Bldg. Auth. Edl. Facilities Rev.:
Bonds:
(21st Century College and Equip. Prog.) Series 2005 A, 5% 2/1/10	5,560	5,780
(Univ. of Richmond Proj.):
Series 2009 A, 0.8%, tender 3/1/10 (b)	10,500	10,500
Series 2009 B, 0.8%, tender 3/1/10 (b)	6,500	6,500
Participating VRDN Series Putters 3276, 0.6% (Liquidity Facility JPMorgan Chase & Co.) (b)(g)	8,570	8,570
Virginia Commonwealth Univ. Health Sys. Auth. Series 2008 A, 0.53%, LOC Branch Banking & Trust Co., VRDN (b)	19,340	19,340
Virginia Hsg. Dev. Auth.:
Bonds Series 2005 A5, 3.875% 1/1/10 (e)	6,100	6,244
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Hsg. Dev. Auth.: - continued
Participating VRDN Series Merlots 06 C3, 0.75% (Liquidity Facility Bank of New York, New York) (b)(e)(g)	$ 1,570	$ 1,570
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN:
Series BA 1046, 0.87% (Liquidity Facility Bank of America NA) (b)(e)(g)	36,960	36,960
Series BA 1047, 0.87% (Liquidity Facility Bank of America NA) (b)(e)(g)	22,080	22,080
Series Merlots 06 07, 0.75% (Liquidity Facility Bank of New York, New York) (b)(e)(g)	1,115	1,115
Series Merlots 06 B18, 0.75% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	20,865	20,865
Series Merlots 07 C42, 0.75% (Liquidity Facility Bank of New York, New York) (b)(e)(g)	6,340	6,340
Series Merlots B20, 0.75% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	6,285	6,285
Series Putters 2904Z, 0.82% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	10,995	10,995
Virginia Pub. School Auth. Participating VRDN Series CTE 05 38, 0.67% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(g)	17,955	17,955
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN Series PT 4634, 0.68% (Liquidity Facility Deutsche Postbank AG) (b)(g)	12,010	12,010
Virginia Small Bus. Fing. (Hampton Univ. Proj.) Series 2008 A, 0.6%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	16,250	16,250
		671,061
Washington - 4.0%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.97% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	8,280	8,280
Chelan County Pub. Util. District #1 Rev. Participating VRDN Series Merlots 01 B1, 2.25% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	27,065	27,065
Energy Northwest Elec. Rev.:
Bonds (#1 Proj.) Series 2006 A, 5% 7/1/09	16,690	16,855
Participating VRDN:
Series Putters 256, 0.97% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	2,800	2,800
Series ROC II R 152, 0.86% (Liquidity Facility Citibank NA) (b)(g)	6,695	6,695
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Everett Indl. Dev. Corp. Exempt Facilities Rev. 1.45%, VRDN (b)(e)	$ 12,800	$ 12,800
King County Gen. Oblig.:
Participating VRDN Series DB 598, 0.62% (Liquidity Facility Deutsche Bank AG) (b)(g)	3,540	3,540
BAN Series 2008, 3% 3/1/09	26,755	26,755
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) 0.9%, LOC Bank of America NA, VRDN (b)(e)	11,405	11,405
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 0.65%, LOC Bank of America NA, VRDN (b)	19,505	19,505
Port Bellingham Ind. Dev. Corp. Ind. Rev. (Sauder Woodcraft Corp. Proj.) 0.9%, LOC Bank of America NA, VRDN (b)(e)	590	590
Port Bellingham Indl. Dev. Corp. Envir. Facilities Indl. Rev.:
(Atlantic Richfield Proj.) Series 2001, 0.52%, VRDN (b)(e)	15,300	15,300
(BP West Coast Products LLC Proj.) Series 2003, 0.52%, VRDN (b)(e)	1,700	1,700
Port of Seattle Gen. Oblig. Series 2002 A2, 0.5% 4/8/09, LOC Bayerische Landesbank Girozentrale, CP	3,030	3,030
Port of Seattle Rev.:
Bonds Series 2001 B, 5.5% 4/1/09 (e)	5,500	5,519
Participating VRDN:
Series Putters 2020, 1.27% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)	7,485	7,485
Series Putters 2553Z, 1.12% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)	5,135	5,135
Series ROC II R 12102, 1.21% (Liquidity Facility Citibank NA) (b)(e)(g)	18,220	18,220
Series 2001 A1, 0.5% 3/17/09, LOC Bank of America NA, CP	13,000	13,000
Series 2001 B1:
0.55% 3/17/09, LOC Bank of America NA, CP (e)	24,270	24,270
0.6% 3/16/09, LOC Bank of America NA, CP (e)	14,540	14,540
Series 2008, 0.6%, LOC Landesbank Hessen-Thuringen, VRDN (b)(e)	190,715	190,715
Port of Tacoma Rev.:
Series 2008 B, 0.8%, LOC Bank of America NA, VRDN (b)(e)	124,300	124,300
Series 2008, 0.6%, LOC Banco Bilbao Vizcaya Argentaria SA, VRDN (b)(e)	70,080	70,080
Port Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 1984 A, 0.65%, LOC Bank of America NA, VRDN (b)	12,150	12,150
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Seattle Wtr. Sys. Rev.:
Bonds 4% 8/1/09	$ 7,615	$ 7,706
Participating VRDN Series ROC II R 11144, 0.86% (Liquidity Facility Citibank NA) (b)(g)	11,780	11,780
Vancouver Hsg. Auth. Rev. (Anthem Park at Uptown Village Proj.) 0.95%, LOC Bank of America NA, VRDN (b)(e)	2,300	2,300
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Mount Ainstar Resort Proj.) Series 2003 C, 0.85%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	17,895	17,895
Washington Econ. Dev. Fin. Auth. Rev. (Hunter Douglas Proj.) Series 1997 A, 0.87%, LOC ABN-AMRO Bank NV, VRDN (b)(e)	3,500	3,500
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series D:
0.9%, LOC JPMorgan Chase Bank, VRDN (b)(e)	8,000	8,000
0.9%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	9,000	9,000
Series E, 0.9%, LOC JPMorgan Chase Bank, VRDN (b)(e)	10,000	10,000
Washington Gen. Oblig. Participating VRDN:
Series DB 599, 0.62% (Liquidity Facility Deutsche Bank AG) (b)(g)	4,940	4,940
Series DB 606, 0.62% (Liquidity Facility Deutsche Bank AG) (b)(g)	6,140	6,140
Series ROC II R 11308, 0.7% (Liquidity Facility Citibank NA) (b)(g)	9,125	9,125
Washington Health Care Facilities Auth. Rev. (Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 B, 0.6%, LOC Bank of America NA, VRDN (b)	23,880	23,880
Washington Hsg. Fin. Commission Participating VRDN Series Putters 1335, 0.92% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(g)	3,365	3,365
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Avalon Ridge Apts. Proj.) 0.82%, LOC Fannie Mae, VRDN (b)(e)	18,755	18,755
(Ballard Landmark Inn Proj.) Series A, 0.8%, LOC Fannie Mae, VRDN (b)(e)	31,590	31,590
(Cedar Ridge Retirement Proj.) Series 2005 A, 0.73%, LOC Wells Fargo Bank NA, VRDN (b)(e)	4,550	4,550
(Crestview Apts. Proj.) 0.8%, LOC Fannie Mae, VRDN (b)(e)	14,000	14,000
(Echo Lake Sr. Apts. Proj.) 0.8%, LOC Fannie Mae, VRDN (b)(e)	17,970	17,970
(Fairwinds Redmond Proj.) Series A, 0.73%, LOC Bank of America NA, VRDN (b)(e)	11,750	11,750
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.: - continued
(Gardens Univ. Village Apt. Proj.) Series A, 0.73%, LOC Bank of America NA, VRDN (b)(e)	$ 53,900	$ 53,900
(Highland Park Apts. Proj.) Series A, 0.8%, LOC Fannie Mae, VRDN (b)(e)	9,040	9,040
(Merrill Gardens at Renton Centre Proj.) Series A, 0.8%, LOC Fannie Mae, VRDN (b)(e)	20,790	20,790
(New Haven Apts. Proj.) Series A, 0.8%, LOC Fannie Mae, VRDN (b)(e)	14,630	14,630
(Pinehurst Apts. Proj.) Series A, 0.8%, LOC Fannie Mae, VRDN (b)(e)	12,000	12,000
(Seaport Landing Retirement Proj.) Series A, 1.15%, LOC Bank of America NA, VRDN (b)(e)	9,880	9,880
(Silver Creek Apts. Proj.) Series A, 0.8%, LOC Fannie Mae, VRDN (b)(e)	8,150	8,150
(Terrace Sr. Apts. Proj.) Series A, 0.8%, LOC Fannie Mae, VRDN (b)(e)	8,520	8,520
(The Cambridge Apts. Proj.) Series 2005 A, 0.8%, LOC Fannie Mae, VRDN (b)(e)	10,120	10,120
(The Vintage at Everett Sr. Living Proj.) Series 2004 A, 0.8%, LOC Fannie Mae, VRDN (b)(e)	15,750	15,750
(The Vintage at Richland Sr. Living Proj.) Series 2004 A, 0.8%, LOC Fannie Mae, VRDN (b)(e)	8,225	8,225
(Vintage Mount Vernon Proj.) Series A, 0.8%, LOC Fannie Mae, VRDN (b)(e)	7,500	7,500
		1,036,485
West Virginia - 1.0%
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 2.2% tender 4/8/09, CP mode (e)	7,400	7,400
Harrison County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.9%, LOC Wachovia Bank NA, VRDN (b)(e)	8,420	8,420
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.):
Series 1990 A, 0.55%, LOC Deutsche Bank AG, VRDN (b)(e)	9,230	9,230
Series 1990 B, 0.55%, LOC Deutsche Bank AG, VRDN (b)(e)	10,600	10,600
Series 1990 C, 0.55%, LOC Deutsche Bank AG, VRDN (b)(e)	900	900
Series 1990 D, 0.55%, LOC Deutsche Bank AG, VRDN (b)(e)	10,700	10,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
West Virginia - continued
West Virginia Econ. Developement Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Mountaineer Proj.) Series 2008 A, 0.6%, LOC Royal Bank of Scotland PLC, VRDN (b)(e)	$ 75,000	$ 75,000
(Ohio Pwr. Co. - Mitchell Proj.) Series 2008 A, 0.5%, LOC Royal Bank of Scotland PLC, VRDN (b)(e)	48,750	48,750
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.):
Series 2008 B, 0.65%, LOC JPMorgan Chase Bank, VRDN (b)	32,515	32,515
Series 2009 A, 0.65%, LOC Branch Banking & Trust Co., VRDN (b)	8,000	8,000
West Virginia Pub. Energy Auth. Energy Rev. Bonds (Morgantown Energy Assoc. Proj.) 2.5% tender 3/4/09, LOC Dexia Cr. Local de France, CP mode (e)	50,000	50,000
		261,515
Wisconsin - 1.1%
Hartford Cmnty. Dev. Auth. Indl. Dev. Rev. (TNT/Larpen Supply Proj.) 3.28%, LOC JPMorgan Chase Bank, VRDN (b)(e)	400	400
Milwaukee Gen. Oblig. Bonds 5% 3/15/09	13,325	13,341
Oak Creek Poll. Cont. Rev. (Wisconsin Elec. Pwr. Co. Proj.) Series 2004, 0.57%, LOC Wells Fargo Bank NA, VRDN (b)	18,000	18,000
Pleasant Prairie Poll. Cont. Rev. (Wisconsin Elec. Pwr. Co. Proj.) Series 2004, 0.63%, LOC Wells Fargo Bank NA, VRDN (b)	9,200	9,200
Pleasant Prairie Village Indl. Dev. Rev. (Muskie Enterprises, Inc. Proj.) Series 1995, 1.07%, LOC Harris NA, VRDN (b)(e)	2,100	2,100
Racine Indl. Dev. Rev. (Burlington Graphic Sys. Proj.) Series 1994, 3.28%, LOC Harris NA, VRDN (b)(e)	740	740
River Falls Indl. Dev. Rev. (Quadion Corp. Proj.) 0.92%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	1,140	1,140
Sturgeon Bay Indl. Dev. Rev. (Marine Travelift Proj.) Series 1996, 0.92%, LOC Wells Fargo Bank NA, VRDN (b)(e)	1,260	1,260
Wisconsin Gen. Oblig.:
Bonds Series A, 5% 5/1/13 (Pre-Refunded to 5/1/09 @ 100) (f)	7,000	7,039
Participating VRDN Series Putters 2774, 0.97% (Liquidity Facility JPMorgan Chase & Co.) (b)(g)	10,425	10,425
Series 2008:
0.6% 4/6/09, CP	29,000	29,000
1.15% 3/6/09, CP	43,190	43,190
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.:
Bonds (Ministry Health Care Proj.) Series A, 0.5% tender 5/19/09, LOC U.S. Bank NA, Minnesota, CP mode	$ 10,000	$ 10,000
(Froedtert & Cmnty. Health, Inc. Proj.) Series 2009 A, 0.55%, LOC U.S. Bank NA, Minnesota, VRDN (b)	15,000	15,000
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev.:
Series 2003 B, 1.13% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(e)	34,080	34,080
Series 2004 E, 0.78% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(e)	29,260	29,260
Series 2005 C:
0.78% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(e)	7,340	7,340
0.78% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(e)	12,000	12,000
Wisconsin Petroleum Inspection Fee Rev. Series 2002, 1.4% 3/11/09, CP	30,000	30,000
Wisconsin Trans. Rev. Series 2006 A, 0.55% 3/26/09 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	14,065	14,065
		287,580
Wyoming - 0.2%
Lincoln County Poll. Cont. Rev.:
(Exxon Corp. Proj.):
Series 1984 A, 0.3%, VRDN (b)	4,100	4,100
Series 1987 C, 0.5%, VRDN (b)(e)	2,900	2,900
Series 1997 B, 0.5%, VRDN (b)(e)	4,700	4,700
Uinta County Poll. Cont. Rev. (Chevron Corp. Proj.) Series 1993, 0.6%, VRDN (b)	33,000	33,000
		44,700
	Shares
Other - 3.6%
Fidelity Municipal Cash Central Fund, 0.63% (c)(d)	929,392,134	929,392
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $25,833,355)		25,833,355
NET OTHER ASSETS - 0.2%		64,438
NET ASSETS - 100%		$ 25,897,793
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $167,925,000 or 0.6% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
(g) Provides evidence of ownership in one or more underlying municipal bonds.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $54,460,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Illinois Fin. Auth. Rev. (Advocate Health Care Proj.) Series 2008 A2, 0.75%, tender 2/5/10	2/4/09	$ 14,460
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.75%, tender 3/5/09	2/4/09	$ 8,000
Whiting Envir. Facilities Rev. Bonds Series 2008, 1.15%, tender 6/1/09 (Liquidity Facility BP PLC)	12/3/08	$ 32,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 7,446
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 25,833,355	$ -	$ 25,833,355	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 28, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $24,903,963)	$ 24,903,963
Fidelity Central Funds (cost $929,392)	929,392
Total Investments (cost $25,833,355)		$ 25,833,355
Cash		13,856
Receivable for investments sold		29,886
Receivable for fund shares sold		423,475
Interest receivable		55,552
Distributions receivable from Fidelity Central Funds		370
Prepaid expenses		1,868
Other receivables		81
Total assets		26,358,443

Liabilities
Payable for investments purchased	$ 136,896
Payable for fund shares redeemed	308,041
Distributions payable	92
Accrued management fee	5,673
Other affiliated payables	9,757
Other payables and accrued expenses	191
Total liabilities		460,650

Net Assets		$ 25,897,793
Net Assets consist of:
Paid in capital		$ 25,897,735
Undistributed net investment income		3
Accumulated undistributed net realized gain (loss) on investments		55
Net Assets, for 25,893,000 shares outstanding		$ 25,897,793
Net Asset Value, offering price and redemption price per share ($25,897,793 ÷ 25,893,000 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 28, 2009 (Unaudited)

Investment Income
Interest		$ 217,561
Income from Fidelity Central Funds		7,446
Total income		225,007

Expenses
Management fee	$ 34,697
Transfer agent fees	18,693
Accounting fees and expenses	723
Custodian fees and expenses	181
Independent trustees' compensation	48
Registration fees	529
Audit	59
Legal	38
Money Market Guarantee Program Fee	4,330
Miscellaneous	90
Total expenses before reductions	59,388
Expense reductions	(1,559)	57,829
Net investment income		167,178
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(136)
Net increase in net assets resulting from operations		$ 167,042

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2009 (Unaudited)	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 167,178	$ 510,084
Net realized gain (loss)	(136)	3,070
Net increase in net assets resulting from operations	167,042	513,154
Distributions to shareholders from net investment income	(167,175)	(510,063)
Distributions to shareholders from net realized gain	(513)	(421)
Total distributions	(167,688)	(510,484)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	54,590,534	89,697,117
Reinvestment of distributions	163,675	499,720
Net asset value of shares issued in exchange for the net assets of Fidelity Florida Municipal Money Market Fund (note 8)	-	1,129,224
Cost of shares redeemed	(52,555,308)	(86,305,826)
Net increase (decrease) in net assets and shares resulting from share transactions	2,198,901	5,020,235
Total increase (decrease) in net assets	2,198,255	5,022,905

Net Assets
Beginning of period	23,699,538	18,676,633
End of period (including undistributed net investment income of $3 and $0, respectively)	$ 25,897,793	$ 23,699,538

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.007	.024	.033	.028	.016	.007
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.007	.024	.033	.028	.016	.007
Distributions from net investment income	(.007)	(.024)	(.033)	(.028)	(.016)	(.007)
Distributions from net realized gain	- F	- F	-	-	-	-
Total distributions	(.007)	(.024)	(.033)	(.028)	(.016)	(.007)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.66%	2.39%	3.33%	2.85%	1.66%	.67%
Ratios to Average Net Assets D, E
Expenses before reductions	.46% A	.43%	.43%	.44%	.45%	.44%
Expenses net of fee waivers, if any	.46% A	.43%	.43%	.44%	.45%	.44%
Expenses net of all reductions	.45% A	.34%	.31%	.33%	.38%	.43%
Net investment income	1.31% A	2.32%	3.29%	2.81%	1.65%	.67%
Supplemental Data
Net assets, end of period (in millions)	$ 25,898	$ 23,700	$ 18,677	$ 17,022	$ 16,498	$ 15,636

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Municipal Money Market Fund (the Fund) is a fund of Fidelity Union Street Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of February 28, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

The Board of Trustees of the Fund approved the participation by the Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program") through September 18, 2009. Under the Program, if the Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund. The Fund

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Expenses - continued

paid the U.S. Treasury Department fees equal to 0.025% based on the number of shares outstanding as of September 19, 2008 to participate in the Program through April 30, 2009. On April 13, 2009 the Fund paid an additional fee equal to 0.015% based on the number of shares outstanding as of September 19, 2008 to participate in the extension of the Program through September 18, 2009. The fees are being amortized over the length of the participation in the Program. The expense is borne by the Fund without regard to any expense limitation currently in effect for the Fund.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and capital loss carryforwards.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -
Cost for federal income tax purposes	$ 25,833,355

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .27% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer, dividend disbursing and shareholder servicing agent functions. The Fund pays account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .15% of average net assets.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $133 and $1,426, respectively.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The supply of municipal money market securities has declined significantly due to the market volatility. As a result, the Fund's cash position may be significant during the period.

8. Merger Information.

On October 19, 2007 the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Florida Municipal Money Market Fund pursuant to an agreement and plan of reorganization approved by the shareholders of Fidelity Florida Municipal Money Market Fund on September 19, 2007. The acquisition was accomplished by an exchange of 1,129,224 shares of the Fund for 1,129,224 shares then outstanding (valued at $1.00 per share) of Fidelity Florida Municipal Money Market Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Fidelity Florida Municipal Money Market Fund's net assets were combined with the Fund's net assets of $19,125,249 for total net assets after the acquisition of $20,254,645.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research
  Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Research & Analysis Company

FIL Investment Advisors
(U.K.) Ltd.

FIL Investment Advisors

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

MMM-USAN-0409
1.790940.105

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Union Street Trust II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 1, 2009
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 1, 2009